Vanguard® Short-Term Bond Index Fund
Schedule of Investments (unaudited)
As of March 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (67.2%)
U.S. Government Securities (65.8%)
United States Treasury Note/Bond	3.875%	4/30/25	106,622	105,356
United States Treasury Note/Bond	2.125%	5/15/25	335,245	324,821
United States Treasury Note/Bond	2.750%	5/15/25	329,325	321,349
United States Treasury Note/Bond	0.250%	5/31/25	243,031	230,120
United States Treasury Note/Bond	2.875%	5/31/25	156,020	152,314
United States Treasury Note/Bond	4.250%	5/31/25	317,521	314,892
United States Treasury Note/Bond	2.875%	6/15/25	299,770	292,463
United States Treasury Note/Bond	0.250%	6/30/25	272,675	257,380
United States Treasury Note/Bond	2.750%	6/30/25	119,100	115,992
United States Treasury Note/Bond	4.625%	6/30/25	271,266	270,249
United States Treasury Note/Bond	3.000%	7/15/25	285,948	279,201
United States Treasury Note/Bond	0.250%	7/31/25	271,858	255,674
United States Treasury Note/Bond	2.875%	7/31/25	125,200	121,953
United States Treasury Note/Bond	4.750%	7/31/25	237,337	236,891
United States Treasury Note/Bond	2.000%	8/15/25	388,581	373,887
United States Treasury Note/Bond	3.125%	8/15/25	277,865	271,483
United States Treasury Note/Bond	0.250%	8/31/25	289,980	271,856
United States Treasury Note/Bond	2.750%	8/31/25	139,835	135,815
United States Treasury Note/Bond	5.000%	8/31/25	305,001	305,621
United States Treasury Note/Bond	3.500%	9/15/25	277,345	272,145
United States Treasury Note/Bond	0.250%	9/30/25	175,630	164,104
United States Treasury Note/Bond	3.000%	9/30/25	169,516	165,066
United States Treasury Note/Bond	5.000%	9/30/25	346,528	347,341
United States Treasury Note/Bond	4.250%	10/15/25	224,055	222,200
United States Treasury Note/Bond	0.250%	10/31/25	283,620	264,121
United States Treasury Note/Bond	3.000%	10/31/25	145,692	141,708
United States Treasury Note/Bond	5.000%	10/31/25	377,594	378,656
United States Treasury Note/Bond	2.250%	11/15/25	405,590	389,556
United States Treasury Note/Bond	4.500%	11/15/25	166,605	165,850
United States Treasury Note/Bond	0.375%	11/30/25	297,910	277,103
United States Treasury Note/Bond	2.875%	11/30/25	176,957	171,593
United States Treasury Note/Bond	4.875%	11/30/25	374,886	375,472
United States Treasury Note/Bond	4.000%	12/15/25	205,690	203,151
United States Treasury Note/Bond	0.375%	12/31/25	180,280	167,210
United States Treasury Note/Bond	2.625%	12/31/25	144,510	139,430
United States Treasury Note/Bond	4.250%	12/31/25	428,243	424,764
United States Treasury Note/Bond	3.875%	1/15/26	189,752	187,024
United States Treasury Note/Bond	0.375%	1/31/26	313,415	289,762
United States Treasury Note/Bond	2.625%	1/31/26	113,850	109,723
United States Treasury Note/Bond	4.250%	1/31/26	323,282	320,756
United States Treasury Note/Bond	1.625%	2/15/26	337,154	318,769

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	4.000%	2/15/26	236,694	233,735
	United States Treasury Note/Bond	6.000%	2/15/26	70,340	71,956
	United States Treasury Note/Bond	0.500%	2/28/26	391,534	361,863
	United States Treasury Note/Bond	2.500%	2/28/26	159,995	153,670
	United States Treasury Note/Bond	4.625%	2/28/26	616,717	616,236
	United States Treasury Note/Bond	4.625%	3/15/26	233,255	233,073
	United States Treasury Note/Bond	0.750%	3/31/26	298,005	276,120
	United States Treasury Note/Bond	2.250%	3/31/26	179,250	171,128
[1]	United States Treasury Note/Bond	4.500%	3/31/26	277,332	276,639
	United States Treasury Note/Bond	3.750%	4/15/26	283,301	278,388
	United States Treasury Note/Bond	0.750%	4/30/26	262,563	242,543
	United States Treasury Note/Bond	2.375%	4/30/26	128,925	123,204
	United States Treasury Note/Bond	1.625%	5/15/26	332,838	312,816
	United States Treasury Note/Bond	3.625%	5/15/26	207,141	203,063
	United States Treasury Note/Bond	0.750%	5/31/26	408,000	375,870
	United States Treasury Note/Bond	2.125%	5/31/26	124,611	118,283
	United States Treasury Note/Bond	4.125%	6/15/26	163,100	161,520
	United States Treasury Note/Bond	0.875%	6/30/26	314,664	290,130
	United States Treasury Note/Bond	1.875%	6/30/26	176,699	166,704
	United States Treasury Note/Bond	4.500%	7/15/26	94,683	94,535
	United States Treasury Note/Bond	0.625%	7/31/26	337,933	308,786
	United States Treasury Note/Bond	1.875%	7/31/26	185,225	174,343
	United States Treasury Note/Bond	1.500%	8/15/26	350,150	326,241
	United States Treasury Note/Bond	4.375%	8/15/26	241,885	240,940
	United States Treasury Note/Bond	0.750%	8/31/26	362,390	331,247
	United States Treasury Note/Bond	1.375%	8/31/26	111,475	103,463
	United States Treasury Note/Bond	4.625%	9/15/26	83,825	84,021
	United States Treasury Note/Bond	0.875%	9/30/26	322,910	295,463
	United States Treasury Note/Bond	1.625%	9/30/26	95,365	88,928
	United States Treasury Note/Bond	4.625%	10/15/26	141,020	141,417
	United States Treasury Note/Bond	1.125%	10/31/26	326,032	299,389
	United States Treasury Note/Bond	1.625%	10/31/26	129,895	120,884
	United States Treasury Note/Bond	2.000%	11/15/26	311,892	292,789
	United States Treasury Note/Bond	4.625%	11/15/26	191,050	191,677
	United States Treasury Note/Bond	1.250%	11/30/26	352,565	324,139
	United States Treasury Note/Bond	1.625%	11/30/26	138,649	128,770
	United States Treasury Note/Bond	4.375%	12/15/26	99,886	99,636
	United States Treasury Note/Bond	1.250%	12/31/26	304,755	279,756
	United States Treasury Note/Bond	1.750%	12/31/26	140,145	130,422
	United States Treasury Note/Bond	4.000%	1/15/27	179,780	177,645
	United States Treasury Note/Bond	1.500%	1/31/27	441,760	407,317
	United States Treasury Note/Bond	2.250%	2/15/27	277,955	261,625
	United States Treasury Note/Bond	4.125%	2/15/27	217,522	215,686
	United States Treasury Note/Bond	1.125%	2/28/27	61,285	55,788
	United States Treasury Note/Bond	1.875%	2/28/27	335,714	312,319
	United States Treasury Note/Bond	4.250%	3/15/27	155,499	154,770
	United States Treasury Note/Bond	0.625%	3/31/27	138,840	124,197
	United States Treasury Note/Bond	2.500%	3/31/27	307,350	290,974
	United States Treasury Note/Bond	0.500%	4/30/27	213,650	189,748
	United States Treasury Note/Bond	2.750%	4/30/27	291,724	277,822
	United States Treasury Note/Bond	2.375%	5/15/27	383,670	360,950
	United States Treasury Note/Bond	0.500%	5/31/27	234,220	207,394
	United States Treasury Note/Bond	2.625%	5/31/27	344,128	326,115
	United States Treasury Note/Bond	0.500%	6/30/27	227,615	201,048
	United States Treasury Note/Bond	3.250%	6/30/27	313,110	302,396
	United States Treasury Note/Bond	0.375%	7/31/27	301,715	264,566
	United States Treasury Note/Bond	2.750%	7/31/27	306,247	290,839
	United States Treasury Note/Bond	2.250%	8/15/27	304,656	284,424

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	0.500%	8/31/27	301,240	264,573
	United States Treasury Note/Bond	3.125%	8/31/27	240,427	230,960
	United States Treasury Note/Bond	0.375%	9/30/27	329,000	286,847
	United States Treasury Note/Bond	4.125%	9/30/27	326,240	323,691
	United States Treasury Note/Bond	0.500%	10/31/27	340,000	296,969
	United States Treasury Note/Bond	4.125%	10/31/27	282,359	280,109
	United States Treasury Note/Bond	2.250%	11/15/27	317,370	295,154
	United States Treasury Note/Bond	0.625%	11/30/27	365,000	319,489
	United States Treasury Note/Bond	3.875%	11/30/27	338,590	333,194
	United States Treasury Note/Bond	0.625%	12/31/27	343,400	299,724
	United States Treasury Note/Bond	3.875%	12/31/27	301,952	297,140
	United States Treasury Note/Bond	0.750%	1/31/28	388,530	339,903
	United States Treasury Note/Bond	3.500%	1/31/28	279,807	271,588
	United States Treasury Note/Bond	2.750%	2/15/28	415,245	391,952
	United States Treasury Note/Bond	1.125%	2/29/28	412,154	365,078
	United States Treasury Note/Bond	4.000%	2/29/28	236,971	234,231
	United States Treasury Note/Bond	1.250%	3/31/28	368,510	327,398
	United States Treasury Note/Bond	3.625%	3/31/28	265,686	259,002
	United States Treasury Note/Bond	1.250%	4/30/28	355,610	315,270
	United States Treasury Note/Bond	3.500%	4/30/28	233,747	226,735
	United States Treasury Note/Bond	2.875%	5/15/28	360,650	341,265
	United States Treasury Note/Bond	1.250%	5/31/28	363,000	321,142
	United States Treasury Note/Bond	3.625%	5/31/28	291,623	284,241
	United States Treasury Note/Bond	1.250%	6/30/28	317,735	280,550
	United States Treasury Note/Bond	4.000%	6/30/28	214,586	212,205
	United States Treasury Note/Bond	1.000%	7/31/28	367,460	320,207
	United States Treasury Note/Bond	4.125%	7/31/28	245,722	244,263
	United States Treasury Note/Bond	2.875%	8/15/28	362,678	342,391
	United States Treasury Note/Bond	1.125%	8/31/28	381,340	333,434
	United States Treasury Note/Bond	4.375%	8/31/28	249,538	250,552
	United States Treasury Note/Bond	1.250%	9/30/28	367,759	322,708
	United States Treasury Note/Bond	4.625%	9/30/28	297,884	302,166
	United States Treasury Note/Bond	1.375%	10/31/28	341,165	300,545
	United States Treasury Note/Bond	4.875%	10/31/28	213,478	218,848
	United States Treasury Note/Bond	3.125%	11/15/28	353,235	336,401
	United States Treasury Note/Bond	5.250%	11/15/28	62,880	65,317
	United States Treasury Note/Bond	1.500%	11/30/28	327,540	289,668
	United States Treasury Note/Bond	4.375%	11/30/28	284,863	286,421
	United States Treasury Note/Bond	1.375%	12/31/28	326,900	286,804
	United States Treasury Note/Bond	3.750%	12/31/28	344,208	336,894
	United States Treasury Note/Bond	1.750%	1/31/29	307,495	274,247
	United States Treasury Note/Bond	4.000%	1/31/29	349,025	345,480
	United States Treasury Note/Bond	2.625%	2/15/29	350,000	325,172
	United States Treasury Note/Bond	1.875%	2/28/29	296,005	265,202
	United States Treasury Note/Bond	4.250%	2/28/29	253,213	253,569
[1]	United States Treasury Note/Bond	4.125%	3/31/29	1,075,000	1,070,465
					37,731,395
Agency Bonds and Notes (1.4%)
[2]	AID-Jordan	3.000%	6/30/25	4,675	4,560
	Federal Farm Credit Banks	2.510%	4/1/25	7,200	7,022
	Federal Farm Credit Banks	4.250%	9/30/25	12,020	11,905
	Federal Farm Credit Banks	5.125%	10/10/25	19,720	19,786
	Federal Farm Credit Banks	5.125%	10/20/25	11,660	11,696
	Federal Farm Credit Banks	4.000%	1/13/26	7,400	7,301
	Federal Farm Credit Banks	3.875%	2/2/26	4,720	4,649
	Federal Farm Credit Banks	4.750%	3/9/26	7,070	7,077
	Federal Farm Credit Banks	4.875%	4/20/26	20,000	20,079
	Federal Farm Credit Banks	4.375%	6/23/26	21,175	21,047

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Federal Farm Credit Banks	4.375%	7/6/26	20,000	19,894
	Federal Farm Credit Banks	4.625%	7/17/26	19,675	19,676
	Federal Farm Credit Banks	5.000%	7/30/26	11,560	11,658
	Federal Farm Credit Banks	4.500%	8/14/26	7,310	7,295
	Federal Farm Credit Banks	4.625%	11/15/27	4,550	4,591
	Federal Farm Credit Banks	4.500%	9/22/28	13,711	13,838
	Federal Home Loan Banks	0.500%	4/14/25	29,008	27,683
	Federal Home Loan Banks	4.625%	6/6/25	16,645	16,561
[3]	Federal Home Loan Banks	4.000%	8/28/25	275	271
	Federal Home Loan Banks	0.375%	9/4/25	15,050	14,119
	Federal Home Loan Banks	4.875%	9/12/25	19,860	19,844
	Federal Home Loan Banks	4.375%	6/12/26	7,720	7,676
	Federal Home Loan Banks	1.875%	9/11/26	34,930	32,768
	Federal Home Loan Banks	4.625%	9/11/26	41,735	41,777
	Federal Home Loan Banks	4.625%	11/17/26	28,065	28,156
	Federal Home Loan Banks	1.250%	12/21/26	33,975	31,158
	Federal Home Loan Banks	4.125%	1/15/27	7,285	7,212
	Federal Home Loan Banks	4.250%	12/10/27	2,305	2,298
	Federal Home Loan Banks	4.000%	6/30/28	38,330	37,916
	Federal Home Loan Banks	4.375%	9/8/28	14,840	14,896
[3,4]	Federal Home Loan Mortgage Corp.	0.375%	7/21/25	44,270	41,728
[4]	Federal Home Loan Mortgage Corp.	0.375%	9/23/25	52,770	49,418
[4]	Federal National Mortgage Assn.	0.625%	4/22/25	35,700	34,080
[4]	Federal National Mortgage Assn.	0.500%	6/17/25	21,315	20,191
[4]	Federal National Mortgage Assn.	0.375%	8/25/25	44,700	41,959
[4]	Federal National Mortgage Assn.	0.500%	11/7/25	45,535	42,512
[4]	Federal National Mortgage Assn.	2.125%	4/24/26	28,980	27,544
[4]	Federal National Mortgage Assn.	1.875%	9/24/26	33,290	31,216
	Tennessee Valley Authority	0.750%	5/15/25	6,945	6,628
[3]	Tennessee Valley Authority	6.750%	11/1/25	6,045	6,214
[3]	Tennessee Valley Authority	2.875%	2/1/27	11,955	11,446
	Tennessee Valley Authority	3.875%	3/15/28	10,860	10,678
					798,023
Total U.S. Government and Agency Obligations (Cost $39,685,276)					38,529,418
Corporate Bonds (26.5%)
Communications (1.5%)
	Alphabet Inc.	0.450%	8/15/25	5,780	5,446
	Alphabet Inc.	1.998%	8/15/26	7,637	7,184
	Alphabet Inc.	0.800%	8/15/27	6,223	5,532
	AT&T Inc.	1.700%	3/25/26	18,290	17,097
	AT&T Inc.	3.800%	2/15/27	3,293	3,188
	AT&T Inc.	4.250%	3/1/27	9,931	9,753
	AT&T Inc.	2.300%	6/1/27	18,790	17,316
	AT&T Inc.	1.650%	2/1/28	16,688	14,780
[3]	AT&T Inc.	4.100%	2/15/28	8,355	8,103
	AT&T Inc.	4.350%	3/1/29	27,577	26,874
	Baidu Inc.	3.075%	4/7/25	5,417	5,284
	Baidu Inc.	4.125%	6/30/25	4,090	4,019
	Baidu Inc.	1.720%	4/9/26	3,352	3,123
	Baidu Inc.	1.625%	2/23/27	2,760	2,501
	Baidu Inc.	3.625%	7/6/27	5,615	5,360
	Baidu Inc.	4.375%	3/29/28	3,450	3,377
	Booking Holdings Inc.	3.600%	6/1/26	11,227	10,904
	Booking Holdings Inc.	3.550%	3/15/28	3,815	3,645
	Charter Communications Operating LLC	4.908%	7/23/25	29,997	29,637
	Charter Communications Operating LLC	6.150%	11/10/26	5,125	5,162
	Charter Communications Operating LLC	3.750%	2/15/28	14,390	13,348

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Charter Communications Operating LLC	2.250%	1/15/29	7,600	6,466
	Charter Communications Operating LLC	5.050%	3/30/29	7,340	7,077
	Comcast Corp.	3.375%	8/15/25	4,884	4,774
	Comcast Corp.	3.950%	10/15/25	25,178	24,762
	Comcast Corp.	3.150%	3/1/26	15,999	15,494
	Comcast Corp.	2.350%	1/15/27	13,557	12,681
	Comcast Corp.	3.300%	2/1/27	2,981	2,860
	Comcast Corp.	3.300%	4/1/27	5,264	5,036
	Comcast Corp.	3.150%	2/15/28	13,655	12,880
	Comcast Corp.	3.550%	5/1/28	7,334	6,996
	Comcast Corp.	4.150%	10/15/28	25,002	24,401
	Comcast Corp.	4.550%	1/15/29	2,667	2,647
	Discovery Communications LLC	3.950%	6/15/25	5,069	4,979
	Discovery Communications LLC	4.900%	3/11/26	8,148	8,065
	Discovery Communications LLC	3.950%	3/20/28	11,580	10,968
	Electronic Arts Inc.	4.800%	3/1/26	2,885	2,867
	Expedia Group Inc.	5.000%	2/15/26	8,968	8,915
	Expedia Group Inc.	4.625%	8/1/27	6,467	6,345
	FactSet Research Systems Inc.	2.900%	3/1/27	2,600	2,445
	Fox Corp.	3.050%	4/7/25	5,738	5,594
	Fox Corp.	4.709%	1/25/29	11,791	11,632
	Interpublic Group of Cos. Inc.	4.650%	10/1/28	2,379	2,338
	Meta Platforms Inc.	3.500%	8/15/27	19,620	18,875
	Meta Platforms Inc.	4.600%	5/15/28	10,705	10,701
	Netflix Inc.	4.375%	11/15/26	4,891	4,817
	Netflix Inc.	4.875%	4/15/28	9,838	9,817
	Netflix Inc.	5.875%	11/15/28	14,908	15,495
	Omnicom Group Inc.	3.600%	4/15/26	9,935	9,650
	Paramount Global	2.900%	1/15/27	5,230	4,789
	Paramount Global	3.700%	6/1/28	3,550	3,193
	Rogers Communications Inc.	3.625%	12/15/25	5,346	5,191
	Rogers Communications Inc.	2.900%	11/15/26	3,692	3,479
	Rogers Communications Inc.	3.200%	3/15/27	5,405	5,133
	Rogers Communications Inc.	5.000%	2/15/29	10,500	10,429
	Sprint Capital Corp.	6.875%	11/15/28	15,048	16,016
	Take-Two Interactive Software Inc.	3.550%	4/14/25	5,245	5,146
	Take-Two Interactive Software Inc.	5.000%	3/28/26	5,125	5,099
	Take-Two Interactive Software Inc.	3.700%	4/14/27	2,998	2,877
	Take-Two Interactive Software Inc.	4.950%	3/28/28	3,565	3,552
	TCI Communications Inc.	7.875%	2/15/26	3,950	4,140
	Telefonica Emisiones SA	4.103%	3/8/27	5,351	5,205
	TELUS Corp.	2.800%	2/16/27	5,480	5,145
	Thomson Reuters Corp.	3.350%	5/15/26	2,885	2,780
	T-Mobile USA Inc.	3.500%	4/15/25	18,036	17,680
	T-Mobile USA Inc.	1.500%	2/15/26	5,432	5,071
	T-Mobile USA Inc.	2.250%	2/15/26	1,032	976
	T-Mobile USA Inc.	2.625%	4/15/26	12,197	11,585
	T-Mobile USA Inc.	3.750%	4/15/27	32,057	30,863
	T-Mobile USA Inc.	4.750%	2/1/28	9,586	9,459
	T-Mobile USA Inc.	2.050%	2/15/28	16,875	15,116
	T-Mobile USA Inc.	4.950%	3/15/28	4,290	4,281
	T-Mobile USA Inc.	4.800%	7/15/28	4,565	4,526
	T-Mobile USA Inc.	2.625%	2/15/29	2,525	2,261
	T-Mobile USA Inc.	2.400%	3/15/29	5,539	4,911
[3]	TWDC Enterprises 18 Corp.	3.150%	9/17/25	7,633	7,424
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	6,257	6,036
[3]	TWDC Enterprises 18 Corp.	1.850%	7/30/26	4,757	4,449
	Verizon Communications Inc.	0.850%	11/20/25	13,821	12,881

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Verizon Communications Inc.	1.450%	3/20/26	10,585	9,871
	Verizon Communications Inc.	2.625%	8/15/26	8,279	7,844
	Verizon Communications Inc.	4.125%	3/16/27	21,745	21,268
	Verizon Communications Inc.	3.000%	3/22/27	7,369	6,984
	Verizon Communications Inc.	2.100%	3/22/28	19,545	17,600
	Verizon Communications Inc.	4.329%	9/21/28	26,949	26,353
	Verizon Communications Inc.	3.875%	2/8/29	3,434	3,287
	Vodafone Group plc	4.125%	5/30/25	11,544	11,368
	Vodafone Group plc	4.375%	5/30/28	4,687	4,620
	Walt Disney Co.	3.700%	10/15/25	4,468	4,377
	Walt Disney Co.	1.750%	1/13/26	4,771	4,511
	Walt Disney Co.	3.375%	11/15/26	4,096	3,941
	Walt Disney Co.	2.200%	1/13/28	5,950	5,466
	Walt Disney Co.	2.000%	9/1/29	5,000	4,353
	Warnermedia Holdings Inc.	3.755%	3/15/27	26,657	25,431
	Warnermedia Holdings Inc.	4.054%	3/15/29	4,823	4,516
					842,693
Consumer Discretionary (1.9%)
	Alibaba Group Holding Ltd.	3.400%	12/6/27	16,880	15,958
	Amazon.com Inc.	0.800%	6/3/25	11,011	10,494
	Amazon.com Inc.	4.600%	12/1/25	11,352	11,306
	Amazon.com Inc.	5.200%	12/3/25	3,979	3,997
	Amazon.com Inc.	1.000%	5/12/26	5,248	4,847
	Amazon.com Inc.	3.300%	4/13/27	35,954	34,571
	Amazon.com Inc.	3.150%	8/22/27	13,093	12,479
	Amazon.com Inc.	4.550%	12/1/27	15,100	15,098
	Amazon.com Inc.	1.650%	5/12/28	5,020	4,482
[3]	American Honda Finance Corp.	1.200%	7/8/25	5,055	4,803
[3]	American Honda Finance Corp.	1.000%	9/10/25	5,872	5,531
[3]	American Honda Finance Corp.	4.950%	1/9/26	3,500	3,491
[3]	American Honda Finance Corp.	5.250%	7/7/26	7,840	7,886
[3]	American Honda Finance Corp.	2.300%	9/9/26	3,791	3,559
[3]	American Honda Finance Corp.	2.350%	1/8/27	1,404	1,313
	American Honda Finance Corp.	4.900%	3/12/27	1,650	1,647
[3]	American Honda Finance Corp.	2.000%	3/24/28	6,250	5,627
[3]	American Honda Finance Corp.	5.125%	7/7/28	7,305	7,398
	American Honda Finance Corp.	5.650%	11/15/28	9,230	9,516
	American Honda Finance Corp.	4.900%	3/13/29	3,040	3,031
	AutoNation Inc.	4.500%	10/1/25	3,229	3,179
	AutoNation Inc.	3.800%	11/15/27	3,630	3,421
	AutoZone Inc.	3.250%	4/15/25	880	859
	AutoZone Inc.	3.625%	4/15/25	5,501	5,399
	AutoZone Inc.	3.125%	4/21/26	4,662	4,485
	AutoZone Inc.	5.050%	7/15/26	4,000	4,007
	AutoZone Inc.	3.750%	6/1/27	6,181	5,964
	AutoZone Inc.	4.500%	2/1/28	4,215	4,152
	AutoZone Inc.	6.250%	11/1/28	3,140	3,293
	BorgWarner Inc.	2.650%	7/1/27	8,545	7,913
	Brunswick Corp.	5.850%	3/18/29	2,325	2,351
	Darden Restaurants Inc.	3.850%	5/1/27	4,330	4,164
	DR Horton Inc.	2.600%	10/15/25	5,600	5,369
	DR Horton Inc.	1.400%	10/15/27	2,125	1,886
	eBay Inc.	5.900%	11/22/25	3,940	3,969
	eBay Inc.	1.400%	5/10/26	4,980	4,615
	eBay Inc.	3.600%	6/5/27	5,062	4,862
	eBay Inc.	5.950%	11/22/27	4,725	4,877
	Ford Motor Credit Co. LLC	4.687%	6/9/25	5,419	5,349
	Ford Motor Credit Co. LLC	5.125%	6/16/25	5,000	4,956

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ford Motor Credit Co. LLC	4.134%	8/4/25	7,143	6,983
[3]	Ford Motor Credit Co. LLC	4.389%	1/8/26	175	171
	Ford Motor Credit Co. LLC	4.542%	8/1/26	5,769	5,600
	Ford Motor Credit Co. LLC	2.700%	8/10/26	11,944	11,137
	Ford Motor Credit Co. LLC	4.271%	1/9/27	12,935	12,439
	Ford Motor Credit Co. LLC	4.950%	5/28/27	4,448	4,340
	Ford Motor Credit Co. LLC	4.125%	8/17/27	12,615	11,972
	Ford Motor Credit Co. LLC	3.815%	11/2/27	1,459	1,367
	Ford Motor Credit Co. LLC	7.350%	11/4/27	2,843	2,982
	Ford Motor Credit Co. LLC	2.900%	2/16/28	4,670	4,220
	Ford Motor Credit Co. LLC	6.800%	5/12/28	2,977	3,090
	Ford Motor Credit Co. LLC	6.798%	11/7/28	15,602	16,274
	Ford Motor Credit Co. LLC	2.900%	2/10/29	4,991	4,401
	Ford Motor Credit Co. LLC	5.800%	3/8/29	9,500	9,534
	Ford Motor Credit Co. LLC	5.113%	5/3/29	10,744	10,437
	Fortune Brands Innovations Inc.	4.000%	6/15/25	4,517	4,430
	General Motors Co.	4.000%	4/1/25	4,857	4,780
	General Motors Co.	6.125%	10/1/25	20,459	20,633
	General Motors Co.	6.800%	10/1/27	8,245	8,636
	General Motors Financial Co. Inc.	3.800%	4/7/25	5,988	5,877
	General Motors Financial Co. Inc.	4.350%	4/9/25	4,257	4,204
	General Motors Financial Co. Inc.	2.750%	6/20/25	5,077	4,907
	General Motors Financial Co. Inc.	4.300%	7/13/25	4,866	4,790
	General Motors Financial Co. Inc.	1.250%	1/8/26	9,553	8,893
	General Motors Financial Co. Inc.	5.250%	3/1/26	14,115	14,077
	General Motors Financial Co. Inc.	5.400%	4/6/26	7,515	7,520
	General Motors Financial Co. Inc.	1.500%	6/10/26	10,170	9,357
	General Motors Financial Co. Inc.	4.000%	10/6/26	11,343	10,991
	General Motors Financial Co. Inc.	4.350%	1/17/27	12,946	12,642
	General Motors Financial Co. Inc.	2.350%	2/26/27	4,940	4,559
	General Motors Financial Co. Inc.	5.000%	4/9/27	14,338	14,234
	General Motors Financial Co. Inc.	2.700%	8/20/27	5,538	5,103
	General Motors Financial Co. Inc.	6.000%	1/9/28	12,955	13,284
	General Motors Financial Co. Inc.	5.800%	6/23/28	13,845	14,110
	General Motors Financial Co. Inc.	2.400%	10/15/28	4,088	3,620
	General Motors Financial Co. Inc.	5.800%	1/7/29	26,220	26,696
	GXO Logistics Inc.	1.650%	7/15/26	4,370	4,003
[5]	Harley-Davidson Financial Services Inc.	3.350%	6/8/25	200	194
	Harley-Davidson Inc.	3.500%	7/28/25	4,049	3,948
	Hasbro Inc.	3.550%	11/19/26	9,603	9,151
	Home Depot Inc.	2.700%	4/15/25	3,285	3,203
	Home Depot Inc.	3.350%	9/15/25	10,542	10,308
	Home Depot Inc.	4.000%	9/15/25	2,330	2,296
	Home Depot Inc.	3.000%	4/1/26	8,637	8,332
	Home Depot Inc.	2.125%	9/15/26	4,645	4,355
	Home Depot Inc.	4.950%	9/30/26	3,135	3,139
	Home Depot Inc.	2.500%	4/15/27	5,077	4,758
	Home Depot Inc.	2.875%	4/15/27	7,062	6,700
	Home Depot Inc.	2.800%	9/14/27	4,901	4,617
	Home Depot Inc.	1.500%	9/15/28	6,194	5,436
	Home Depot Inc.	3.900%	12/6/28	7,050	6,848
	Home Depot Inc.	4.900%	4/15/29	4,000	4,042
	Honda Motor Co. Ltd.	2.534%	3/10/27	16,153	15,148
	Hyatt Hotels Corp.	5.375%	4/23/25	4,416	4,404
	Hyatt Hotels Corp.	4.850%	3/15/26	4,462	4,413
	Hyatt Hotels Corp.	5.750%	1/30/27	2,000	2,033
	JD.com Inc.	3.875%	4/29/26	4,439	4,309
	Leggett & Platt Inc.	3.500%	11/15/27	3,638	3,403

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Leggett & Platt Inc.	4.400%	3/15/29	2,615	2,456
	Leland Stanford Junior University	1.289%	6/1/27	3,271	2,945
	Lennar Corp.	4.750%	5/30/25	5,917	5,865
	Lennar Corp.	5.250%	6/1/26	1,457	1,456
	Lennar Corp.	4.750%	11/29/27	5,230	5,165
	Lowe's Cos. Inc.	4.000%	4/15/25	5,164	5,093
	Lowe's Cos. Inc.	4.400%	9/8/25	4,795	4,736
	Lowe's Cos. Inc.	3.375%	9/15/25	9,003	8,772
	Lowe's Cos. Inc.	4.800%	4/1/26	5,000	4,971
	Lowe's Cos. Inc.	2.500%	4/15/26	8,552	8,132
	Lowe's Cos. Inc.	3.350%	4/1/27	9,211	8,801
	Lowe's Cos. Inc.	3.100%	5/3/27	13,742	13,028
	Lowe's Cos. Inc.	1.300%	4/15/28	5,248	4,577
	Lowe's Cos. Inc.	1.700%	9/15/28	6,702	5,862
	Magna International Inc.	4.150%	10/1/25	2,186	2,152
	Magna International Inc.	5.050%	3/14/29	6,500	6,497
[3]	Marriott International Inc.	5.750%	5/1/25	2,408	2,414
	Marriott International Inc.	3.750%	10/1/25	4,962	4,841
[3]	Marriott International Inc.	3.125%	6/15/26	4,049	3,868
	Marriott International Inc.	5.000%	10/15/27	5,246	5,232
[3]	Marriott International Inc.	4.000%	4/15/28	5,020	4,832
	Marriott International Inc.	4.875%	5/15/29	1,500	1,485
[3]	McDonald's Corp.	3.375%	5/26/25	5,340	5,227
[3]	McDonald's Corp.	3.300%	7/1/25	9,278	9,070
[3]	McDonald's Corp.	1.450%	9/1/25	6,561	6,228
[3]	McDonald's Corp.	3.700%	1/30/26	4,156	4,068
[3]	McDonald's Corp.	3.500%	3/1/27	10,976	10,605
[3]	McDonald's Corp.	3.800%	4/1/28	7,425	7,162
	McDonald's Corp.	4.800%	8/14/28	8,725	8,745
	Mohawk Industries Inc.	5.850%	9/18/28	3,060	3,150
	NIKE Inc.	2.750%	3/27/27	5,452	5,163
	O'Reilly Automotive Inc.	3.550%	3/15/26	3,505	3,401
	O'Reilly Automotive Inc.	5.750%	11/20/26	2,115	2,150
	O'Reilly Automotive Inc.	3.600%	9/1/27	2,400	2,293
	Owens Corning	3.400%	8/15/26	3,141	3,012
	Polaris Inc.	6.950%	3/15/29	2,637	2,805
	PulteGroup Inc.	5.500%	3/1/26	4,979	4,985
	PulteGroup Inc.	5.000%	1/15/27	2,290	2,282
	PVH Corp.	4.625%	7/10/25	4,335	4,278
	Ralph Lauren Corp.	3.750%	9/15/25	3,599	3,521
	Ross Stores Inc.	4.600%	4/15/25	5,304	5,253
	Ross Stores Inc.	0.875%	4/15/26	7,555	6,942
	Sands China Ltd.	5.125%	8/8/25	11,825	11,659
	Sands China Ltd.	4.050%	1/8/26	5,245	5,038
	Sands China Ltd.	2.300%	3/8/27	4,625	4,189
	Sands China Ltd.	5.400%	8/8/28	11,101	10,883
	Snap-on Inc.	3.250%	3/1/27	1,956	1,887
	Stanley Black & Decker Inc.	3.400%	3/1/26	5,725	5,524
[3]	Stanley Black & Decker Inc.	4.000%	3/15/60	3,508	3,084
	Starbucks Corp.	3.800%	8/15/25	5,354	5,253
	Starbucks Corp.	4.750%	2/15/26	5,139	5,108
	Starbucks Corp.	2.450%	6/15/26	322	305
	Starbucks Corp.	2.000%	3/12/27	3,140	2,895
	Tapestry Inc.	7.050%	11/27/25	1,350	1,378
	Tapestry Inc.	7.000%	11/27/26	1,905	1,963
	Tapestry Inc.	7.350%	11/27/28	7,324	7,717
	TJX Cos. Inc.	2.250%	9/15/26	4,836	4,556
	Toll Brothers Finance Corp.	4.875%	11/15/25	3,846	3,803

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Toll Brothers Finance Corp.	4.350%	2/15/28	4,190	4,052
	Toyota Motor Corp.	1.339%	3/25/26	10,317	9,622
	Toyota Motor Corp.	5.275%	7/13/26	3,500	3,522
	Toyota Motor Corp.	5.118%	7/13/28	6,040	6,160
[3]	Toyota Motor Credit Corp.	3.000%	4/1/25	7,747	7,586
	Toyota Motor Credit Corp.	3.950%	6/30/25	5,179	5,105
[3]	Toyota Motor Credit Corp.	0.800%	10/16/25	5,705	5,348
	Toyota Motor Credit Corp.	5.400%	11/10/25	5,792	5,822
[3]	Toyota Motor Credit Corp.	4.800%	1/5/26	2,534	2,526
[3]	Toyota Motor Credit Corp.	0.800%	1/9/26	5,954	5,539
	Toyota Motor Credit Corp.	4.450%	5/18/26	5,865	5,808
[3]	Toyota Motor Credit Corp.	1.125%	6/18/26	9,631	8,867
[3]	Toyota Motor Credit Corp.	5.000%	8/14/26	3,530	3,534
	Toyota Motor Credit Corp.	5.400%	11/20/26	5,085	5,144
[3]	Toyota Motor Credit Corp.	1.900%	1/13/27	1,560	1,440
[3]	Toyota Motor Credit Corp.	5.000%	3/19/27	5,300	5,316
[3]	Toyota Motor Credit Corp.	3.050%	3/22/27	7,675	7,300
[3]	Toyota Motor Credit Corp.	1.150%	8/13/27	5,160	4,585
[3]	Toyota Motor Credit Corp.	4.550%	9/20/27	5,099	5,049
	Toyota Motor Credit Corp.	5.450%	11/10/27	4,935	5,032
	Toyota Motor Credit Corp.	4.625%	1/12/28	5,005	4,988
[3]	Toyota Motor Credit Corp.	1.900%	4/6/28	6,425	5,771
[3]	Toyota Motor Credit Corp.	5.250%	9/11/28	5,000	5,088
[3]	Toyota Motor Credit Corp.	4.650%	1/5/29	4,000	3,976
	Toyota Motor Credit Corp.	3.650%	1/8/29	3,000	2,858
	VF Corp.	2.400%	4/23/25	4,196	4,039
	VF Corp.	2.800%	4/23/27	3,780	3,438
	Whirlpool Corp.	3.700%	5/1/25	2,095	2,055
	Whirlpool Corp.	4.750%	2/26/29	2,517	2,475
[3]	Yale University	0.873%	4/15/25	4,516	4,314
					1,110,555
Consumer Staples (1.6%)
	Altria Group Inc.	2.350%	5/6/25	5,312	5,140
	Altria Group Inc.	4.400%	2/14/26	10,862	10,699
	Altria Group Inc.	6.200%	11/1/28	3,075	3,204
	Altria Group Inc.	4.800%	2/14/29	11,200	11,086
[3]	Anheuser-Busch Cos. LLC	3.650%	2/1/26	11,651	11,384
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	18,511	18,057
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	26,300	26,285
	Archer-Daniels-Midland Co.	2.500%	8/11/26	3,271	3,093
	Avery Dennison Corp.	4.875%	12/6/28	8,388	8,292
	BAT Capital Corp.	2.789%	9/6/24	12,595	12,436
	BAT Capital Corp.	3.215%	9/6/26	4,226	4,022
	BAT Capital Corp.	4.700%	4/2/27	1,819	1,789
	BAT Capital Corp.	3.557%	8/15/27	6,550	6,198
	BAT Capital Corp.	2.259%	3/25/28	5,650	5,034
	BAT International Finance plc	1.668%	3/25/26	14,552	13,549
	BAT International Finance plc	4.448%	3/16/28	7,355	7,143
	BAT International Finance plc	5.931%	2/2/29	9,617	9,873
	Brown-Forman Corp.	3.500%	4/15/25	2,565	2,516
	Bunge Ltd. Finance Corp.	1.630%	8/17/25	4,488	4,253
	Bunge Ltd. Finance Corp.	3.250%	8/15/26	4,809	4,597
	Campbell Soup Co.	5.300%	3/20/26	2,400	2,403
	Campbell Soup Co.	5.200%	3/19/27	3,000	3,007
	Campbell Soup Co.	4.150%	3/15/28	7,450	7,221
	Campbell Soup Co.	5.200%	3/21/29	3,475	3,492
	Church & Dwight Co. Inc.	3.150%	8/1/27	3,095	2,934
	Clorox Co.	3.100%	10/1/27	2,134	2,016

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Clorox Co.	4.400%	5/1/29	4,975	4,880
	Coca-Cola Co.	3.375%	3/25/27	12,616	12,222
	Coca-Cola Co.	1.450%	6/1/27	7,406	6,739
	Coca-Cola Consolidated Inc.	3.800%	11/25/25	3,095	3,028
	Colgate-Palmolive Co.	4.800%	3/2/26	5,270	5,284
	Colgate-Palmolive Co.	3.100%	8/15/27	7,450	7,126
	Colgate-Palmolive Co.	4.600%	3/1/28	5,230	5,280
	Conagra Brands Inc.	4.600%	11/1/25	8,461	8,351
	Conagra Brands Inc.	4.850%	11/1/28	10,100	9,987
	Constellation Brands Inc.	4.400%	11/15/25	5,220	5,141
	Constellation Brands Inc.	4.750%	12/1/25	4,267	4,229
	Constellation Brands Inc.	5.000%	2/2/26	3,000	2,981
	Constellation Brands Inc.	3.700%	12/6/26	6,558	6,324
	Constellation Brands Inc.	4.350%	5/9/27	4,458	4,364
	Constellation Brands Inc.	3.600%	2/15/28	5,082	4,826
	Constellation Brands Inc.	4.650%	11/15/28	10,005	9,844
	Constellation Brands Inc.	4.800%	1/15/29	1,500	1,487
	Costco Wholesale Corp.	3.000%	5/18/27	5,010	4,792
	Costco Wholesale Corp.	1.375%	6/20/27	13,810	12,493
	Diageo Capital plc	1.375%	9/29/25	5,264	4,982
	Diageo Capital plc	5.300%	10/24/27	9,975	10,112
	Diageo Capital plc	3.875%	5/18/28	1,073	1,039
	Diageo Capital plc	2.375%	10/24/29	4,975	4,395
	Dollar General Corp.	4.150%	11/1/25	5,227	5,126
	Dollar General Corp.	3.875%	4/15/27	4,989	4,816
	Dollar General Corp.	4.625%	11/1/27	2,850	2,804
	Dollar General Corp.	4.125%	5/1/28	3,919	3,805
	Dollar General Corp.	5.200%	7/5/28	1,975	1,986
	Dollar Tree Inc.	4.000%	5/15/25	7,904	7,772
	Dollar Tree Inc.	4.200%	5/15/28	9,000	8,699
	Estee Lauder Cos. Inc.	3.150%	3/15/27	3,620	3,469
	Estee Lauder Cos. Inc.	4.375%	5/15/28	4,245	4,184
	General Mills Inc.	4.000%	4/17/25	3,421	3,370
	General Mills Inc.	4.700%	1/30/27	1,650	1,636
	General Mills Inc.	3.200%	2/10/27	7,450	7,099
	General Mills Inc.	4.200%	4/17/28	7,957	7,756
	Haleon US Capital LLC	3.375%	3/24/27	15,364	14,703
	Haleon US Capital LLC	3.375%	3/24/29	4,988	4,640
	Hershey Co.	0.900%	6/1/25	4,812	4,579
	Hershey Co.	3.200%	8/21/25	697	680
	Hershey Co.	2.300%	8/15/26	3,900	3,676
	Hershey Co.	4.250%	5/4/28	1,515	1,500
	Hormel Foods Corp.	4.800%	3/30/27	2,900	2,896
	Hormel Foods Corp.	1.700%	6/3/28	4,595	4,073
	Ingredion Inc.	3.200%	10/1/26	4,227	4,023
	J M Smucker Co.	3.375%	12/15/27	3,480	3,294
	J M Smucker Co.	5.900%	11/15/28	2,505	2,599
	JBS USA LUX SA	2.500%	1/15/27	5,850	5,391
	Kellanova	3.250%	4/1/26	3,681	3,549
	Kenvue Inc.	5.350%	3/22/26	4,420	4,453
	Kenvue Inc.	5.050%	3/22/28	8,400	8,496
	Keurig Dr Pepper Inc.	4.417%	5/25/25	3,301	3,265
	Keurig Dr Pepper Inc.	3.400%	11/15/25	2,669	2,591
	Keurig Dr Pepper Inc.	2.550%	9/15/26	914	860
[3]	Keurig Dr Pepper Inc.	5.100%	3/15/27	3,315	3,317
	Keurig Dr Pepper Inc.	3.430%	6/15/27	4,872	4,640
	Keurig Dr Pepper Inc.	4.597%	5/25/28	13,125	12,951
	Keurig Dr Pepper Inc.	5.050%	3/15/29	3,500	3,505

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Kimberly-Clark Corp.	3.050%	8/15/25	2,065	2,009
Kimberly-Clark Corp.	2.750%	2/15/26	2,946	2,836
Kraft Heinz Foods Co.	3.000%	6/1/26	9,710	9,292
Kraft Heinz Foods Co.	3.875%	5/15/27	19,754	19,136
Kroger Co.	3.500%	2/1/26	2,002	1,945
Kroger Co.	2.650%	10/15/26	5,024	4,738
Kroger Co.	3.700%	8/1/27	2,634	2,535
Kroger Co.	4.500%	1/15/29	4,000	3,947
McCormick & Co. Inc.	0.900%	2/15/26	4,563	4,217
McCormick & Co. Inc.	3.400%	8/15/27	4,975	4,725
Mead Johnson Nutrition Co.	4.125%	11/15/25	10,372	10,169
Molson Coors Beverage Co.	3.000%	7/15/26	13,494	12,882
Mondelez International Inc.	1.500%	5/4/25	4,780	4,585
Mondelez International Inc.	2.625%	3/17/27	9,355	8,762
PepsiCo Inc.	2.750%	4/30/25	7,503	7,318
PepsiCo Inc.	3.500%	7/17/25	8,338	8,169
PepsiCo Inc.	5.250%	11/10/25	3,090	3,107
PepsiCo Inc.	2.850%	2/24/26	5,241	5,061
PepsiCo Inc.	2.375%	10/6/26	6,056	5,717
PepsiCo Inc.	5.125%	11/10/26	2,105	2,122
PepsiCo Inc.	2.625%	3/19/27	9,661	9,108
PepsiCo Inc.	3.000%	10/15/27	11,775	11,155
PepsiCo Inc.	3.600%	2/18/28	1,060	1,024
PepsiCo Inc.	4.450%	5/15/28	4,080	4,082
PepsiCo Inc.	7.000%	3/1/29	1,330	1,469
Philip Morris International Inc.	1.500%	5/1/25	8,787	8,441
Philip Morris International Inc.	3.375%	8/11/25	6,482	6,329
Philip Morris International Inc.	5.000%	11/17/25	6,754	6,740
Philip Morris International Inc.	4.875%	2/13/26	3,480	3,468
Philip Morris International Inc.	2.750%	2/25/26	8,140	7,801
Philip Morris International Inc.	0.875%	5/1/26	2,926	2,686
Philip Morris International Inc.	4.750%	2/12/27	4,500	4,472
Philip Morris International Inc.	5.125%	11/17/27	15,320	15,396
Philip Morris International Inc.	4.875%	2/15/28	19,685	19,639
Philip Morris International Inc.	4.875%	2/13/29	4,500	4,475
Procter & Gamble Co.	0.550%	10/29/25	5,009	4,685
Procter & Gamble Co.	2.700%	2/2/26	2,516	2,425
Procter & Gamble Co.	2.450%	11/3/26	3,585	3,392
Procter & Gamble Co.	2.800%	3/25/27	11,334	10,783
Procter & Gamble Co.	2.850%	8/11/27	4,575	4,336
Procter & Gamble Co.	3.950%	1/26/28	4,840	4,774
Procter & Gamble Co.	4.350%	1/29/29	7,500	7,492
Reynolds American Inc.	4.450%	6/12/25	16,887	16,661
Sysco Corp.	3.750%	10/1/25	7,951	7,758
Sysco Corp.	3.300%	7/15/26	3,656	3,511
Sysco Corp.	5.750%	1/17/29	7,450	7,667
Target Corp.	2.250%	4/15/25	4,548	4,421
Target Corp.	2.500%	4/15/26	5,887	5,646
Target Corp.	1.950%	1/15/27	4,860	4,517
Tyson Foods Inc.	4.000%	3/1/26	10,740	10,483
Tyson Foods Inc.	5.400%	3/15/29	10,000	10,093
Unilever Capital Corp.	3.100%	7/30/25	4,940	4,819
Unilever Capital Corp.	2.000%	7/28/26	6,372	5,975
Unilever Capital Corp.	3.500%	3/22/28	4,975	4,772
Unilever Capital Corp.	4.875%	9/8/28	8,475	8,566
Walmart Inc.	3.550%	6/26/25	6,893	6,778
Walmart Inc.	3.900%	9/9/25	7,691	7,581
Walmart Inc.	4.000%	4/15/26	1,590	1,569

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Walmart Inc.	3.050%	7/8/26	3,779	3,643
	Walmart Inc.	1.050%	9/17/26	6,910	6,334
	Walmart Inc.	3.950%	9/9/27	7,380	7,249
	Walmart Inc.	3.900%	4/15/28	5,360	5,256
	Walmart Inc.	3.700%	6/26/28	10,755	10,479
	Walmart Inc.	1.500%	9/22/28	8,650	7,643
					910,697
Energy (1.3%)
	Apache Corp.	4.375%	10/15/28	1,652	1,565
	Baker Hughes Holdings LLC	2.061%	12/15/26	1,410	1,303
	Baker Hughes Holdings LLC	3.337%	12/15/27	3,919	3,707
	Boardwalk Pipelines LP	5.950%	6/1/26	7,480	7,547
	Boardwalk Pipelines LP	4.450%	7/15/27	641	625
	BP Capital Markets America Inc.	3.796%	9/21/25	6,382	6,271
	BP Capital Markets America Inc.	3.410%	2/11/26	5,977	5,810
[3]	BP Capital Markets America Inc.	3.119%	5/4/26	11,659	11,232
[3]	BP Capital Markets America Inc.	3.017%	1/16/27	9,304	8,885
	BP Capital Markets America Inc.	3.543%	4/6/27	5,924	5,707
[3]	BP Capital Markets America Inc.	3.588%	4/14/27	5,778	5,571
	BP Capital Markets America Inc.	3.937%	9/21/28	6,168	5,976
	BP Capital Markets America Inc.	4.234%	11/6/28	15,705	15,378
	BP Capital Markets America Inc.	4.699%	4/10/29	3,000	2,993
	BP Capital Markets plc	3.279%	9/19/27	3,042	2,895
	BP Capital Markets plc	3.723%	11/28/28	4,371	4,181
	Canadian Natural Resources Ltd.	2.050%	7/15/25	4,546	4,349
	Canadian Natural Resources Ltd.	3.850%	6/1/27	9,580	9,233
	Cenovus Energy Inc.	4.250%	4/15/27	4,397	4,281
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	11,061	11,068
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	10,867	10,839
	Cheniere Energy Inc.	4.625%	10/15/28	9,302	9,019
	Chevron Corp.	1.554%	5/11/25	23,190	22,298
	Chevron Corp.	3.326%	11/17/25	6,567	6,420
	Chevron Corp.	2.954%	5/16/26	4,722	4,548
	Chevron Corp.	1.995%	5/11/27	4,157	3,844
	Chevron USA Inc.	0.687%	8/12/25	5,018	4,734
	Chevron USA Inc.	1.018%	8/12/27	2,495	2,215
	Chevron USA Inc.	3.850%	1/15/28	3,121	3,051
	CNOOC Finance 2015 USA LLC	3.500%	5/5/25	10,450	10,249
	Columbia Pipeline Group Inc.	4.500%	6/1/25	3,605	3,555
	ConocoPhillips Co.	3.350%	5/15/25	638	623
	Continental Resources Inc.	4.375%	1/15/28	7,527	7,276
	Coterra Energy Inc.	3.900%	5/15/27	6,837	6,582
	Coterra Energy Inc.	4.375%	3/15/29	2,510	2,417
	DCP Midstream Operating LP	5.375%	7/15/25	1,856	1,851
	DCP Midstream Operating LP	5.625%	7/15/27	3,710	3,736
	Devon Energy Corp.	5.850%	12/15/25	2,737	2,752
	Diamondback Energy Inc.	3.250%	12/1/26	4,560	4,370
	Enbridge Energy Partners LP	5.875%	10/15/25	4,382	4,407
	Enbridge Inc.	1.600%	10/4/26	1,039	952
	Enbridge Inc.	5.900%	11/15/26	4,883	4,972
	Enbridge Inc.	4.250%	12/1/26	5,850	5,732
	Enbridge Inc.	3.700%	7/15/27	4,883	4,691
	Enbridge Inc.	6.000%	11/15/28	4,740	4,929
	Energy Transfer LP	2.900%	5/15/25	11,890	11,539
	Energy Transfer LP	5.950%	12/1/25	3,653	3,675
	Energy Transfer LP	4.750%	1/15/26	8,180	8,096
	Energy Transfer LP	3.900%	7/15/26	4,811	4,666
	Energy Transfer LP	4.400%	3/15/27	7,018	6,867

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Energy Transfer LP	4.200%	4/15/27	5,692	5,536
[3]	Energy Transfer LP	5.500%	6/1/27	6,047	6,085
	Energy Transfer LP	4.000%	10/1/27	1,585	1,524
	Energy Transfer LP	5.550%	2/15/28	7,610	7,713
	Energy Transfer LP	4.950%	5/15/28	5,310	5,265
	Energy Transfer LP	4.950%	6/15/28	4,239	4,201
	Energy Transfer LP	6.100%	12/1/28	1,703	1,766
	EnLink Midstream Partners LP	4.850%	7/15/26	2,885	2,828
	Enterprise Products Operating LLC	5.050%	1/10/26	1,340	1,339
	Enterprise Products Operating LLC	3.700%	2/15/26	1,513	1,479
	Enterprise Products Operating LLC	4.150%	10/16/28	4,470	4,348
	Enterprise Products Operating LLC	3.125%	7/31/29	1,883	1,736
[3]	Enterprise Products Operating LLC	5.250%	8/16/77	6,235	5,923
[3]	Enterprise Products Operating LLC	5.375%	2/15/78	4,108	3,842
	EOG Resources Inc.	3.150%	4/1/25	5,089	4,978
	EOG Resources Inc.	4.150%	1/15/26	4,502	4,437
[5]	EQT Corp.	3.125%	5/15/26	3,200	3,039
	EQT Corp.	3.900%	10/1/27	5,211	4,951
	EQT Corp.	5.700%	4/1/28	3,395	3,425
	EQT Corp.	5.000%	1/15/29	1,400	1,373
	Exxon Mobil Corp.	3.043%	3/1/26	19,622	19,005
	Exxon Mobil Corp.	3.294%	3/19/27	3,410	3,299
	Halliburton Co.	3.800%	11/15/25	3,734	3,651
	Hess Corp.	4.300%	4/1/27	5,913	5,796
	HF Sinclair Corp.	5.875%	4/1/26	7,807	7,859
	Kinder Morgan Inc.	4.300%	6/1/25	4,318	4,258
	Kinder Morgan Inc.	1.750%	11/15/26	2,909	2,670
	Kinder Morgan Inc.	4.300%	3/1/28	6,605	6,447
	Marathon Oil Corp.	4.400%	7/15/27	7,232	7,032
	Marathon Oil Corp.	5.300%	4/1/29	1,800	1,797
	Marathon Petroleum Corp.	4.700%	5/1/25	6,304	6,250
	Marathon Petroleum Corp.	5.125%	12/15/26	4,885	4,888
	Marathon Petroleum Corp.	3.800%	4/1/28	3,865	3,708
	MPLX LP	4.875%	6/1/25	5,648	5,601
	MPLX LP	1.750%	3/1/26	4,934	4,614
	MPLX LP	4.125%	3/1/27	9,901	9,649
	MPLX LP	4.250%	12/1/27	979	952
	MPLX LP	4.000%	3/15/28	4,293	4,133
	MPLX LP	4.800%	2/15/29	4,975	4,917
	Northwest Pipeline LLC	4.000%	4/1/27	396	385
	Occidental Petroleum Corp.	5.875%	9/1/25	4,308	4,323
	Occidental Petroleum Corp.	5.500%	12/1/25	3,300	3,297
	Occidental Petroleum Corp.	5.550%	3/15/26	5,350	5,370
	Occidental Petroleum Corp.	8.500%	7/15/27	3,475	3,767
	Occidental Petroleum Corp.	6.375%	9/1/28	3,750	3,902
	ONEOK Inc.	5.850%	1/15/26	4,068	4,105
	ONEOK Inc.	5.000%	3/1/26	3,740	3,719
	ONEOK Inc.	5.550%	11/1/26	1,632	1,648
	ONEOK Inc.	4.000%	7/13/27	3,085	2,982
	ONEOK Inc.	4.550%	7/15/28	5,300	5,200
	ONEOK Inc.	5.650%	11/1/28	4,160	4,256
	ONEOK Inc.	4.350%	3/15/29	4,055	3,930
	Ovintiv Inc.	5.375%	1/1/26	4,982	4,965
	Ovintiv Inc.	5.650%	5/15/28	5,235	5,320
	Patterson-UTI Energy Inc.	3.950%	2/1/28	3,200	3,024
	Phillips 66	3.850%	4/9/25	11,340	11,167
	Phillips 66	1.300%	2/15/26	475	442
	Phillips 66	3.900%	3/15/28	5,704	5,508

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Phillips 66 Co.	3.550%	10/1/26	4,151	4,010
	Phillips 66 Co.	4.950%	12/1/27	4,790	4,791
	Pioneer Natural Resources Co.	1.125%	1/15/26	7,938	7,390
	Plains All American Pipeline LP	4.650%	10/15/25	8,570	8,456
	Plains All American Pipeline LP	4.500%	12/15/26	6,190	6,077
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	4,607	4,644
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	11,882	11,845
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	9,169	8,881
	Schlumberger Finance Canada Ltd.	1.400%	9/17/25	4,461	4,230
	Schlumberger Investment SA	4.500%	5/15/28	3,525	3,508
	Shell International Finance BV	3.250%	5/11/25	18,944	18,569
	Shell International Finance BV	2.875%	5/10/26	5,265	5,056
	Shell International Finance BV	2.500%	9/12/26	10,762	10,204
	Shell International Finance BV	3.875%	11/13/28	9,409	9,130
	Spectra Energy Partners LP	3.375%	10/15/26	6,496	6,220
	Targa Resources Corp.	5.200%	7/1/27	5,150	5,140
	Targa Resources Corp.	6.150%	3/1/29	5,790	6,036
	Targa Resources Partners LP	6.500%	7/15/27	4,850	4,905
	Targa Resources Partners LP	5.000%	1/15/28	4,422	4,353
	TC PipeLines LP	3.900%	5/25/27	5,250	5,020
	Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	1,874	2,004
	TotalEnergies Capital International SA	3.455%	2/19/29	7,500	7,111
	TotalEnergies Capital SA	3.883%	10/11/28	2,973	2,880
	TransCanada PipeLines Ltd.	4.875%	1/15/26	2,554	2,536
	TransCanada PipeLines Ltd.	4.250%	5/15/28	9,919	9,615
	Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/26	7,133	7,398
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	1,688	1,626
	Valero Energy Corp.	2.150%	9/15/27	2,335	2,128
	Valero Energy Corp.	4.350%	6/1/28	5,332	5,213
	Valero Energy Partners LP	4.500%	3/15/28	4,971	4,874
	Western Midstream Operating LP	4.500%	3/1/28	2,170	2,094
	Western Midstream Operating LP	4.750%	8/15/28	1,321	1,282
	Western Midstream Operating LP	6.350%	1/15/29	3,493	3,620
	Williams Cos. Inc.	4.000%	9/15/25	10,324	10,126
	Williams Cos. Inc.	5.400%	3/2/26	1,669	1,674
	Williams Cos. Inc.	3.750%	6/15/27	3,850	3,704
	Williams Cos. Inc.	5.300%	8/15/28	5,522	5,569
	Williams Cos. Inc.	4.900%	3/15/29	9,325	9,264
					770,289
Financials (10.9%)
[3]	Aegon Ltd.	5.500%	4/11/48	5,113	4,954
	AerCap Ireland Capital DAC	3.500%	1/15/25	4,293	4,223
	AerCap Ireland Capital DAC	6.500%	7/15/25	8,730	8,818
	AerCap Ireland Capital DAC	4.450%	10/1/25	9,628	9,481
	AerCap Ireland Capital DAC	1.750%	1/30/26	11,360	10,613
	AerCap Ireland Capital DAC	4.450%	4/3/26	1,799	1,771
	AerCap Ireland Capital DAC	2.450%	10/29/26	47,658	44,272
	AerCap Ireland Capital DAC	6.100%	1/15/27	2,270	2,307
	AerCap Ireland Capital DAC	3.650%	7/21/27	876	829
	AerCap Ireland Capital DAC	3.875%	1/23/28	4,212	3,996
	AerCap Ireland Capital DAC	5.750%	6/6/28	5,388	5,459
	AerCap Ireland Capital DAC	3.000%	10/29/28	33,177	30,046
	Affiliated Managers Group Inc.	3.500%	8/1/25	4,381	4,266
	Aflac Inc.	1.125%	3/15/26	2,228	2,066
	Aflac Inc.	2.875%	10/15/26	2,370	2,251
	Air Lease Corp.	3.375%	7/1/25	4,963	4,836
[3]	Air Lease Corp.	2.875%	1/15/26	8,365	8,002
[3]	Air Lease Corp.	3.750%	6/1/26	6,032	5,818

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Air Lease Corp.	1.875%	8/15/26	4,656	4,293
	Air Lease Corp.	3.625%	4/1/27	4,190	3,995
	Air Lease Corp.	5.850%	12/15/27	4,210	4,277
	Air Lease Corp.	2.100%	9/1/28	3,000	2,629
	Air Lease Corp.	4.625%	10/1/28	1,490	1,450
	Aircastle Ltd.	4.250%	6/15/26	5,084	4,939
	Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	3,828	3,735
	Allstate Corp.	0.750%	12/15/25	3,972	3,682
	Allstate Corp.	3.280%	12/15/26	5,072	4,836
	Ally Financial Inc.	5.800%	5/1/25	9,006	8,991
	Ally Financial Inc.	4.750%	6/9/27	5,186	5,038
	Ally Financial Inc.	7.100%	11/15/27	4,770	4,984
	Ally Financial Inc.	2.200%	11/2/28	6,566	5,632
	Ally Financial Inc.	6.992%	6/13/29	3,155	3,275
	American Equity Investment Life Holding Co.	5.000%	6/15/27	4,059	3,936
	American Express Co.	3.950%	8/1/25	13,040	12,816
	American Express Co.	4.200%	11/6/25	6,838	6,746
	American Express Co.	4.990%	5/1/26	15,205	15,113
	American Express Co.	3.125%	5/20/26	4,862	4,676
	American Express Co.	6.338%	10/30/26	3,000	3,040
	American Express Co.	1.650%	11/4/26	8,087	7,415
	American Express Co.	2.550%	3/4/27	10,025	9,359
	American Express Co.	5.389%	7/28/27	6,815	6,840
	American Express Co.	5.850%	11/5/27	5,920	6,096
	American Express Co.	5.098%	2/16/28	10,060	10,046
	American Express Co.	5.282%	7/27/29	6,890	6,929
	American International Group Inc.	4.200%	4/1/28	286	278
[3]	American International Group Inc.	5.750%	4/1/48	4,930	4,834
	Ameriprise Financial Inc.	3.000%	4/2/25	4,477	4,371
	Ameriprise Financial Inc.	5.700%	12/15/28	3,065	3,161
	Aon Corp.	2.850%	5/28/27	4,822	4,513
	Aon Global Ltd.	3.875%	12/15/25	5,444	5,325
	Aon North America Inc.	5.125%	3/1/27	1,650	1,658
	Aon North America Inc.	5.150%	3/1/29	7,296	7,338
	Arch Capital Finance LLC	4.011%	12/15/26	3,695	3,584
	Ares Capital Corp.	3.250%	7/15/25	7,795	7,532
	Ares Capital Corp.	3.875%	1/15/26	12,165	11,762
	Ares Capital Corp.	2.150%	7/15/26	5,724	5,273
	Ares Capital Corp.	7.000%	1/15/27	4,725	4,865
	Ares Capital Corp.	2.875%	6/15/27	840	772
	Ares Capital Corp.	2.875%	6/15/28	9,055	8,073
	Ares Capital Corp.	5.875%	3/1/29	7,015	6,997
	Ares Management Corp.	6.375%	11/10/28	3,090	3,241
	Assurant Inc.	4.900%	3/27/28	1,820	1,796
	Assured Guaranty US Holdings Inc.	6.125%	9/15/28	2,200	2,283
	Athene Holding Ltd.	4.125%	1/12/28	6,189	5,961
	Australia & New Zealand Banking Group Ltd.	5.671%	10/3/25	4,950	4,991
[3]	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	3,667	3,588
	Australia & New Zealand Banking Group Ltd.	5.088%	12/8/25	2,250	2,250
	Australia & New Zealand Banking Group Ltd.	5.000%	3/18/26	4,000	3,997
[3]	Australia & New Zealand Banking Group Ltd.	4.750%	1/18/27	2,593	2,590
	AXIS Specialty Finance plc	4.000%	12/6/27	2,050	1,972
	Bain Capital Specialty Finance Inc.	2.950%	3/10/26	2,931	2,751
	Bain Capital Specialty Finance Inc.	2.550%	10/13/26	2,423	2,221
	Banco Bilbao Vizcaya Argentaria SA	1.125%	9/18/25	5,753	5,404
	Banco Bilbao Vizcaya Argentaria SA	5.862%	9/14/26	3,750	3,756
	Banco Bilbao Vizcaya Argentaria SA	6.138%	9/14/28	7,025	7,177
	Banco Santander SA	2.746%	5/28/25	17,245	16,667

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Banco Santander SA	5.147%	8/18/25	18,185	18,054
	Banco Santander SA	5.179%	11/19/25	10,212	10,100
	Banco Santander SA	1.849%	3/25/26	4,805	4,489
	Banco Santander SA	4.250%	4/11/27	13,566	13,142
	Banco Santander SA	5.294%	8/18/27	9,147	9,126
	Banco Santander SA	1.722%	9/14/27	8,518	7,769
	Banco Santander SA	6.527%	11/7/27	6,530	6,701
	Banco Santander SA	3.800%	2/23/28	3,285	3,109
	Banco Santander SA	5.552%	3/14/28	5,800	5,801
	Banco Santander SA	4.175%	3/24/28	10,374	10,002
	Banco Santander SA	5.588%	8/8/28	8,405	8,526
	Banco Santander SA	6.607%	11/7/28	8,025	8,486
	Banco Santander SA	5.538%	3/14/30	5,800	5,800
[3]	Bank of America Corp.	3.950%	4/21/25	25,352	24,931
[3]	Bank of America Corp.	4.450%	3/3/26	6,001	5,913
[3]	Bank of America Corp.	3.384%	4/2/26	14,480	14,160
[3]	Bank of America Corp.	3.500%	4/19/26	5,626	5,454
[3]	Bank of America Corp.	1.319%	6/19/26	47,824	45,450
	Bank of America Corp.	6.220%	9/15/26	2,769	2,823
[3]	Bank of America Corp.	4.250%	10/22/26	13,758	13,462
[3]	Bank of America Corp.	1.197%	10/24/26	10,986	10,284
	Bank of America Corp.	5.080%	1/20/27	12,654	12,594
[3]	Bank of America Corp.	1.658%	3/11/27	16,699	15,552
[3]	Bank of America Corp.	3.559%	4/23/27	29,952	28,900
	Bank of America Corp.	1.734%	7/22/27	62,244	57,397
[3]	Bank of America Corp.	4.183%	11/25/27	17,544	17,010
[3]	Bank of America Corp.	3.824%	1/20/28	18,008	17,340
[3]	Bank of America Corp.	2.551%	2/4/28	11,319	10,517
	Bank of America Corp.	4.376%	4/27/28	24,310	23,731
[3]	Bank of America Corp.	4.948%	7/22/28	36,409	36,115
	Bank of America Corp.	6.204%	11/10/28	20,128	20,819
[3]	Bank of America Corp.	3.419%	12/20/28	12,855	12,066
[3]	Bank of America Corp.	3.970%	3/5/29	15,174	14,505
	Bank of America Corp.	5.202%	4/25/29	31,435	31,463
[3]	Bank of America Corp.	2.087%	6/14/29	9,200	8,129
[3]	Bank of America Corp.	4.271%	7/23/29	15,088	14,543
	Bank of America Corp.	5.819%	9/15/29	34,500	35,375
[3]	Bank of America Corp.	3.974%	2/7/30	10,005	9,481
	Bank of America NA	5.650%	8/18/25	13,026	13,105
[3]	Bank of Montreal	1.850%	5/1/25	12,012	11,568
[3]	Bank of Montreal	3.700%	6/7/25	7,271	7,133
	Bank of Montreal	5.920%	9/25/25	4,154	4,196
	Bank of Montreal	5.300%	6/5/26	5,850	5,865
[3]	Bank of Montreal	1.250%	9/15/26	9,671	8,822
[3]	Bank of Montreal	0.949%	1/22/27	14,500	13,444
[3]	Bank of Montreal	2.650%	3/8/27	8,980	8,418
[3]	Bank of Montreal	4.700%	9/14/27	4,100	4,064
	Bank of Montreal	5.203%	2/1/28	13,022	13,117
	Bank of Montreal	5.717%	9/25/28	4,850	4,984
[3]	Bank of Montreal	4.800%	Perpetual	117	114
[3]	Bank of New York Mellon Corp.	1.600%	4/24/25	7,572	7,286
[3]	Bank of New York Mellon Corp.	2.800%	5/4/26	4,875	4,659
[3]	Bank of New York Mellon Corp.	5.148%	5/22/26	4,935	4,933
	Bank of New York Mellon Corp.	4.414%	7/24/26	14,835	14,653
[3]	Bank of New York Mellon Corp.	2.450%	8/17/26	1,335	1,260
[3]	Bank of New York Mellon Corp.	2.050%	1/26/27	4,137	3,833
	Bank of New York Mellon Corp.	4.947%	4/26/27	10,150	10,107
[3]	Bank of New York Mellon Corp.	3.250%	5/16/27	7,667	7,313

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Bank of New York Mellon Corp.	3.442%	2/7/28	7,840	7,517
[3]	Bank of New York Mellon Corp.	1.650%	7/14/28	3,594	3,171
[3]	Bank of New York Mellon Corp.	5.802%	10/25/28	8,285	8,509
[3]	Bank of New York Mellon Corp.	3.000%	10/30/28	3,045	2,800
	Bank of New York Mellon Corp.	4.543%	2/1/29	9,320	9,170
[3]	Bank of New York Mellon Corp.	6.317%	10/25/29	6,380	6,732
[3]	Bank of New York Mellon Corp.	4.975%	3/14/30	5,300	5,302
	Bank of Nova Scotia	0.650%	7/31/24	821	808
[3]	Bank of Nova Scotia	3.450%	4/11/25	10,517	10,306
	Bank of Nova Scotia	1.300%	6/11/25	2,650	2,527
	Bank of Nova Scotia	5.450%	6/12/25	3,390	3,392
	Bank of Nova Scotia	4.500%	12/16/25	7,937	7,806
	Bank of Nova Scotia	4.750%	2/2/26	2,593	2,575
	Bank of Nova Scotia	1.050%	3/2/26	5,524	5,111
	Bank of Nova Scotia	1.350%	6/24/26	4,695	4,326
	Bank of Nova Scotia	2.700%	8/3/26	12,436	11,768
	Bank of Nova Scotia	1.300%	9/15/26	6,644	6,066
	Bank of Nova Scotia	2.951%	3/11/27	10,275	9,700
	Bank of Nova Scotia	5.250%	6/12/28	7,100	7,162
	BankUnited Inc.	4.875%	11/17/25	3,507	3,415
	Barclays plc	4.375%	1/12/26	18,746	18,393
[3]	Barclays plc	2.852%	5/7/26	8,061	7,813
	Barclays plc	5.200%	5/12/26	18,715	18,520
	Barclays plc	5.304%	8/9/26	7,070	7,034
	Barclays plc	7.325%	11/2/26	5,190	5,315
	Barclays plc	5.829%	5/9/27	14,715	14,749
	Barclays plc	2.279%	11/24/27	10,708	9,847
	Barclays plc	4.337%	1/10/28	1,480	1,428
	Barclays plc	5.674%	3/12/28	7,300	7,324
	Barclays plc	4.836%	5/9/28	7,571	7,351
	Barclays plc	5.501%	8/9/28	12,831	12,793
	Barclays plc	7.385%	11/2/28	22,695	24,052
[3]	Barclays plc	4.972%	5/16/29	2,500	2,448
	Barclays plc	6.490%	9/13/29	8,059	8,376
	Barclays plc	5.690%	3/12/30	12,300	12,363
	Berkshire Hathaway Finance Corp.	2.300%	3/15/27	1,640	1,544
	Berkshire Hathaway Inc.	3.125%	3/15/26	17,612	17,053
	BGC Group Inc.	8.000%	5/25/28	3,200	3,400
	BlackRock Inc.	3.200%	3/15/27	1,138	1,094
	Blackstone Private Credit Fund	7.050%	9/29/25	3,272	3,323
	Blackstone Private Credit Fund	2.625%	12/15/26	4,978	4,546
	Blackstone Private Credit Fund	3.250%	3/15/27	9,549	8,810
[5]	Blackstone Private Credit Fund	7.300%	11/27/28	2,525	2,633
	Blackstone Secured Lending Fund	3.625%	1/15/26	4,768	4,557
	Blackstone Secured Lending Fund	2.750%	9/16/26	4,934	4,547
	Blackstone Secured Lending Fund	2.125%	2/15/27	619	559
	Blackstone Secured Lending Fund	2.850%	9/30/28	4,250	3,746
	Blue Owl Capital Corp.	3.750%	7/22/25	2,961	2,874
	Blue Owl Capital Corp.	4.250%	1/15/26	4,482	4,347
	Blue Owl Capital Corp.	3.400%	7/15/26	4,310	4,061
	Blue Owl Capital Corp.	2.625%	1/15/27	4,869	4,449
	Blue Owl Capital Corp.	2.875%	6/11/28	8,055	7,116
	Blue Owl Capital Corp.	5.950%	3/15/29	3,525	3,506
[3]	Blue Owl Credit Income Corp.	7.750%	9/16/27	6,900	7,067
[5]	Blue Owl Credit Income Corp.	7.950%	6/13/28	7,440	7,716
	Blue Owl Technology Finance Corp.	2.500%	1/15/27	2,000	1,774
[3]	BPCE SA	3.375%	12/2/26	3,765	3,619
	Brookfield Finance Inc.	4.250%	6/2/26	2,982	2,927

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Brookfield Finance Inc.	3.900%	1/25/28	4,741	4,566
	Brookfield Finance Inc.	4.850%	3/29/29	6,885	6,834
	Brown & Brown Inc.	4.500%	3/15/29	2,000	1,944
	Canadian Imperial Bank of Commerce	3.300%	4/7/25	6,508	6,368
	Canadian Imperial Bank of Commerce	5.144%	4/28/25	3,000	2,991
	Canadian Imperial Bank of Commerce	3.945%	8/4/25	11,465	11,261
	Canadian Imperial Bank of Commerce	0.950%	10/23/25	4,285	4,022
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	6,600	6,075
	Canadian Imperial Bank of Commerce	5.615%	7/17/26	2,000	2,018
	Canadian Imperial Bank of Commerce	3.450%	4/7/27	2,206	2,110
	Canadian Imperial Bank of Commerce	5.001%	4/28/28	7,480	7,453
	Canadian Imperial Bank of Commerce	5.986%	10/3/28	4,110	4,264
	Capital One Financial Corp.	4.250%	4/30/25	13,627	13,433
	Capital One Financial Corp.	4.200%	10/29/25	13,707	13,402
	Capital One Financial Corp.	2.636%	3/3/26	8,042	7,814
	Capital One Financial Corp.	3.750%	7/28/26	6,464	6,228
	Capital One Financial Corp.	3.750%	3/9/27	10,085	9,679
	Capital One Financial Corp.	7.149%	10/29/27	5,040	5,247
	Capital One Financial Corp.	4.927%	5/10/28	6,810	6,720
	Capital One Financial Corp.	5.468%	2/1/29	20,915	20,874
	Capital One Financial Corp.	6.312%	6/8/29	10,345	10,629
	Capital One Financial Corp.	5.700%	2/1/30	10,000	10,084
	Capital One Financial Corp.	3.273%	3/1/30	4,950	4,459
	Cboe Global Markets Inc.	3.650%	1/12/27	5,435	5,268
	Charles Schwab Corp.	3.625%	4/1/25	2,294	2,253
	Charles Schwab Corp.	3.850%	5/21/25	7,458	7,331
	Charles Schwab Corp.	0.900%	3/11/26	2,966	2,734
	Charles Schwab Corp.	1.150%	5/13/26	13,622	12,559
	Charles Schwab Corp.	3.200%	3/2/27	5,403	5,145
	Charles Schwab Corp.	2.450%	3/3/27	12,577	11,716
	Charles Schwab Corp.	3.200%	1/25/28	820	770
	Charles Schwab Corp.	2.000%	3/20/28	6,713	6,016
	Charles Schwab Corp.	5.643%	5/19/29	8,900	9,030
	Charles Schwab Corp.	6.196%	11/17/29	8,300	8,624
	Chubb INA Holdings Inc.	3.350%	5/3/26	6,231	6,025
[3]	Cincinnati Financial Corp.	6.920%	5/15/28	2,600	2,764
	Citibank NA	5.864%	9/29/25	10,859	10,960
[3]	Citibank NA	5.488%	12/4/26	12,500	12,633
	Citibank NA	5.803%	9/29/28	16,525	17,107
	Citigroup Inc.	3.300%	4/27/25	4,595	4,496
	Citigroup Inc.	4.400%	6/10/25	21,686	21,382
	Citigroup Inc.	5.500%	9/13/25	14,501	14,497
	Citigroup Inc.	3.700%	1/12/26	6,012	5,854
	Citigroup Inc.	4.600%	3/9/26	5,396	5,312
[3]	Citigroup Inc.	3.106%	4/8/26	42,444	41,373
	Citigroup Inc.	3.400%	5/1/26	3,947	3,801
	Citigroup Inc.	5.610%	9/29/26	3,871	3,877
	Citigroup Inc.	3.200%	10/21/26	5,056	4,815
	Citigroup Inc.	4.300%	11/20/26	5,257	5,126
	Citigroup Inc.	1.122%	1/28/27	13,296	12,297
	Citigroup Inc.	1.462%	6/9/27	2,418	2,220
	Citigroup Inc.	4.450%	9/29/27	13,822	13,439
[3]	Citigroup Inc.	3.887%	1/10/28	11,927	11,497
[3]	Citigroup Inc.	3.070%	2/24/28	61,891	58,214
	Citigroup Inc.	4.658%	5/24/28	25,379	24,991
[3]	Citigroup Inc.	3.668%	7/24/28	9,245	8,789
	Citigroup Inc.	4.125%	7/25/28	12,661	12,131
[3]	Citigroup Inc.	3.520%	10/27/28	14,525	13,699

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Citigroup Inc.	4.075%	4/23/29	15,282	14,630
	Citigroup Inc.	5.174%	2/13/30	11,000	10,947
[3]	Citizens Bank NA	2.250%	4/28/25	3,265	3,141
[3]	Citizens Bank NA	3.750%	2/18/26	3,216	3,106
	Citizens Bank NA	4.575%	8/9/28	5,337	5,105
	Citizens Financial Group Inc.	2.850%	7/27/26	3,383	3,175
	Citizens Financial Group Inc.	5.841%	1/23/30	4,000	3,993
	Citizens Financial Group Inc.	4.300%	2/11/31	3,964	3,563
	CME Group Inc.	3.750%	6/15/28	6,725	6,529
	CNA Financial Corp.	4.500%	3/1/26	2,379	2,348
	CNA Financial Corp.	3.450%	8/15/27	3,933	3,724
	CNO Financial Group Inc.	5.250%	5/30/25	4,600	4,569
	Comerica Inc.	4.000%	2/1/29	2,818	2,584
	Comerica Inc.	5.982%	1/30/30	4,500	4,448
	Commonwealth Bank of Australia	5.316%	3/13/26	7,670	7,717
[3]	Cooperatieve Rabobank UA	3.375%	5/21/25	15,093	14,805
[3]	Cooperatieve Rabobank UA	5.500%	7/18/25	1,785	1,791
	Cooperatieve Rabobank UA	4.375%	8/4/25	11,821	11,616
	Cooperatieve Rabobank UA	4.850%	1/9/26	4,500	4,489
[3]	Cooperatieve Rabobank UA	3.750%	7/21/26	8,311	7,986
	Cooperatieve Rabobank UA	5.500%	10/5/26	4,843	4,897
	Cooperatieve Rabobank UA	4.800%	1/9/29	4,500	4,472
	Corebridge Financial Inc.	3.500%	4/4/25	925	905
	Corebridge Financial Inc.	3.650%	4/5/27	30,512	29,161
	Corebridge Financial Inc.	3.850%	4/5/29	3,975	3,718
	Corebridge Financial Inc.	6.875%	12/15/52	5,423	5,430
	Credit Suisse AG	2.950%	4/9/25	23,303	22,679
	Credit Suisse AG	1.250%	8/7/26	7,840	7,144
	Credit Suisse AG	7.500%	2/15/28	23,034	24,830
	Deutsche Bank AG	4.500%	4/1/25	12,021	11,823
	Deutsche Bank AG	4.100%	1/13/26	335	327
[3]	Deutsche Bank AG	4.100%	1/13/26	3,785	3,701
	Deutsche Bank AG	1.686%	3/19/26	8,603	8,051
	Deutsche Bank AG	6.119%	7/14/26	5,612	5,633
	Deutsche Bank AG	2.129%	11/24/26	8,202	7,737
	Deutsche Bank AG	7.146%	7/13/27	7,620	7,831
	Deutsche Bank AG	5.371%	9/9/27	2,027	2,037
	Deutsche Bank AG	2.311%	11/16/27	10,552	9,639
	Deutsche Bank AG	2.552%	1/7/28	10,942	10,043
	Deutsche Bank AG	5.706%	2/8/28	4,030	4,026
	Deutsche Bank AG	6.720%	1/18/29	11,215	11,594
	Deutsche Bank AG	6.819%	11/20/29	11,085	11,588
	Deutsche Bank AG	4.875%	12/1/32	4,737	4,444
[3]	Discover Bank	4.250%	3/13/26	2,926	2,849
[3]	Discover Bank	3.450%	7/27/26	430	409
[3]	Discover Bank	4.650%	9/13/28	6,650	6,434
	Discover Financial Services	4.500%	1/30/26	3,594	3,529
	Discover Financial Services	4.100%	2/9/27	13,320	12,845
	Eaton Vance Corp.	3.500%	4/6/27	3,237	3,095
	Enstar Finance LLC	5.750%	9/1/40	447	434
	Enstar Finance LLC	5.500%	1/15/42	4,062	3,788
	Enstar Group Ltd.	4.950%	6/1/29	631	616
	Equitable Holdings Inc.	4.350%	4/20/28	12,044	11,670
	F&G Annuities & Life Inc.	7.400%	1/13/28	3,570	3,706
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	4,193	4,141
	Fidelity National Financial Inc.	4.500%	8/15/28	2,180	2,108
	Fifth Third Bancorp	2.550%	5/5/27	2,640	2,433
	Fifth Third Bancorp	1.707%	11/1/27	4,485	4,077

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fifth Third Bancorp	4.055%	4/25/28	4,025	3,819
	Fifth Third Bancorp	6.339%	7/27/29	15,277	15,740
[3]	Fifth Third Bank NA	3.850%	3/15/26	13,125	12,654
[3]	Fifth Third Bank NA	2.250%	2/1/27	6,521	6,028
	First Horizon Corp.	4.000%	5/26/25	2,671	2,602
	First-Citizens Bank & Trust Co.	6.125%	3/9/28	3,000	3,081
	FS KKR Capital Corp.	3.400%	1/15/26	5,404	5,127
	FS KKR Capital Corp.	2.625%	1/15/27	2,844	2,580
	FS KKR Capital Corp.	7.875%	1/15/29	3,085	3,227
	GATX Corp.	3.250%	9/15/26	2,135	2,037
	GATX Corp.	3.850%	3/30/27	3,497	3,371
	GATX Corp.	4.550%	11/7/28	3,805	3,724
	GE Capital Funding LLC	3.450%	5/15/25	7,945	7,762
	GE Capital International Funding Co. Unlimited Co.	3.373%	11/15/25	465	450
	Globe Life Inc.	4.550%	9/15/28	3,531	3,461
[3]	Goldman Sachs Bank USA	5.283%	3/18/27	11,700	11,688
	Goldman Sachs BDC Inc.	2.875%	1/15/26	3,434	3,273
	Goldman Sachs Group Inc.	3.500%	4/1/25	33,275	32,649
	Goldman Sachs Group Inc.	3.750%	5/22/25	13,518	13,265
	Goldman Sachs Group Inc.	4.250%	10/21/25	25,882	25,415
	Goldman Sachs Group Inc.	3.750%	2/25/26	15,458	15,092
	Goldman Sachs Group Inc.	3.500%	11/16/26	3,345	3,205
[3]	Goldman Sachs Group Inc.	1.093%	12/9/26	13,680	12,702
	Goldman Sachs Group Inc.	5.950%	1/15/27	4,294	4,384
	Goldman Sachs Group Inc.	3.850%	1/26/27	10,523	10,200
	Goldman Sachs Group Inc.	1.431%	3/9/27	14,566	13,487
	Goldman Sachs Group Inc.	1.542%	9/10/27	13,494	12,326
	Goldman Sachs Group Inc.	1.948%	10/21/27	51,198	47,060
	Goldman Sachs Group Inc.	2.640%	2/24/28	15,845	14,752
	Goldman Sachs Group Inc.	3.615%	3/15/28	15,069	14,411
	Goldman Sachs Group Inc.	4.482%	8/23/28	29,247	28,607
[3]	Goldman Sachs Group Inc.	3.814%	4/23/29	10,315	9,774
[3]	Goldman Sachs Group Inc.	4.223%	5/1/29	24,055	23,145
	Goldman Sachs Group Inc.	6.484%	10/24/29	8,340	8,782
	Golub Capital BDC Inc.	2.500%	8/24/26	4,435	4,071
	Golub Capital BDC Inc.	7.050%	12/5/28	3,005	3,077
	Hanover Insurance Group Inc.	4.500%	4/15/26	2,770	2,719
	Hercules Capital Inc.	2.625%	9/16/26	355	322
	Hercules Capital Inc.	3.375%	1/20/27	434	399
	HSBC Holdings plc	4.250%	8/18/25	7,594	7,441
	HSBC Holdings plc	4.300%	3/8/26	27,819	27,306
[3]	HSBC Holdings plc	1.645%	4/18/26	15,206	14,567
	HSBC Holdings plc	3.900%	5/25/26	27,869	27,125
[3]	HSBC Holdings plc	2.099%	6/4/26	19,677	18,868
[3]	HSBC Holdings plc	4.292%	9/12/26	14,481	14,212
	HSBC Holdings plc	4.375%	11/23/26	3,942	3,853
	HSBC Holdings plc	1.589%	5/24/27	16,421	15,107
	HSBC Holdings plc	2.251%	11/22/27	21,634	19,939
[3]	HSBC Holdings plc	4.041%	3/13/28	22,506	21,688
	HSBC Holdings plc	4.755%	6/9/28	5,510	5,400
	HSBC Holdings plc	5.210%	8/11/28	20,790	20,735
	HSBC Holdings plc	7.390%	11/3/28	11,507	12,239
	HSBC Holdings plc	6.161%	3/9/29	13,668	14,037
[3]	HSBC Holdings plc	4.583%	6/19/29	20,152	19,530
	HSBC Holdings plc	2.206%	8/17/29	13,870	12,156
	HSBC USA Inc.	5.294%	3/4/27	5,000	5,029
	Huntington Bancshares Inc.	4.000%	5/15/25	8,402	8,249

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Huntington Bancshares Inc.	4.443%	8/4/28	5,640	5,441
	Huntington Bancshares Inc.	6.208%	8/21/29	9,111	9,329
	Huntington National Bank	4.552%	5/17/28	5,090	4,930
	Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	2,048	1,955
	ING Groep NV	3.950%	3/29/27	7,972	7,697
	ING Groep NV	1.726%	4/1/27	4,160	3,861
	ING Groep NV	4.017%	3/28/28	12,740	12,275
	ING Groep NV	4.550%	10/2/28	7,310	7,160
	ING Groep NV	5.335%	3/19/30	6,065	6,049
	Intercontinental Exchange Inc.	3.650%	5/23/25	5,715	5,610
	Intercontinental Exchange Inc.	3.750%	12/1/25	10,641	10,404
	Intercontinental Exchange Inc.	3.100%	9/15/27	3,819	3,603
	Intercontinental Exchange Inc.	4.000%	9/15/27	11,662	11,328
	Intercontinental Exchange Inc.	4.350%	6/15/29	2,000	1,949
	Invesco Finance plc	3.750%	1/15/26	1,263	1,231
	Janus Henderson US Holdings Inc.	4.875%	8/1/25	2,721	2,696
	Jefferies Financial Group Inc.	4.850%	1/15/27	5,807	5,762
	Jefferies Financial Group Inc.	6.450%	6/8/27	1,050	1,083
	Jefferies Financial Group Inc.	5.875%	7/21/28	6,549	6,673
	JPMorgan Chase & Co.	3.900%	7/15/25	8,648	8,508
	JPMorgan Chase & Co.	7.750%	7/15/25	1,445	1,493
	JPMorgan Chase & Co.	3.300%	4/1/26	4,215	4,081
[3]	JPMorgan Chase & Co.	2.083%	4/22/26	64,025	61,704
	JPMorgan Chase & Co.	4.080%	4/26/26	5,040	4,962
	JPMorgan Chase & Co.	3.200%	6/15/26	3,096	2,979
	JPMorgan Chase & Co.	2.950%	10/1/26	13,505	12,871
	JPMorgan Chase & Co.	7.625%	10/15/26	4,340	4,601
	JPMorgan Chase & Co.	1.045%	11/19/26	22,617	21,093
	JPMorgan Chase & Co.	4.125%	12/15/26	25,289	24,653
[3]	JPMorgan Chase & Co.	3.960%	1/29/27	18,586	18,149
	JPMorgan Chase & Co.	1.040%	2/4/27	20,057	18,550
	JPMorgan Chase & Co.	1.578%	4/22/27	72,130	66,880
	JPMorgan Chase & Co.	8.000%	4/29/27	2,555	2,779
	JPMorgan Chase & Co.	1.470%	9/22/27	13,598	12,403
	JPMorgan Chase & Co.	5.040%	1/23/28	6,110	6,087
[3]	JPMorgan Chase & Co.	3.782%	2/1/28	27,249	26,238
	JPMorgan Chase & Co.	2.947%	2/24/28	11,062	10,392
	JPMorgan Chase & Co.	4.323%	4/26/28	7,149	6,984
[3]	JPMorgan Chase & Co.	3.540%	5/1/28	505	482
	JPMorgan Chase & Co.	4.851%	7/25/28	29,330	29,085
[3]	JPMorgan Chase & Co.	3.509%	1/23/29	11,099	10,496
[3]	JPMorgan Chase & Co.	4.005%	4/23/29	15,195	14,555
	JPMorgan Chase & Co.	2.069%	6/1/29	9,085	8,056
[3]	JPMorgan Chase & Co.	4.203%	7/23/29	4,687	4,519
	JPMorgan Chase & Co.	5.299%	7/24/29	6,337	6,383
	JPMorgan Chase & Co.	6.087%	10/23/29	24,475	25,429
	JPMorgan Chase & Co.	5.012%	1/23/30	30,250	30,123
[3]	KeyBank NA	3.300%	6/1/25	5,131	4,966
[3]	KeyBank NA	4.150%	8/8/25	4,990	4,851
	KeyBank NA	4.700%	1/26/26	5,935	5,797
[3]	KeyBank NA	5.850%	11/15/27	10,310	10,213
[3]	KeyBank NA	6.950%	2/1/28	2,000	2,053
[3]	KeyCorp	4.150%	10/29/25	4,686	4,564
[3]	KeyCorp	2.250%	4/6/27	8,684	7,816
[3]	KeyCorp	4.100%	4/30/28	4,335	4,075
	Lazard Group LLC	3.625%	3/1/27	2,560	2,446
	Lazard Group LLC	4.500%	9/19/28	6,900	6,650
	Lazard Group LLC	4.375%	3/11/29	3,560	3,413

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Legg Mason Inc.	4.750%	3/15/26	4,075	4,047
	Lincoln National Corp.	3.625%	12/12/26	4,874	4,659
	Lincoln National Corp.	3.800%	3/1/28	2,500	2,395
	Lloyds Banking Group plc	4.450%	5/8/25	2,507	2,476
	Lloyds Banking Group plc	4.582%	12/10/25	671	658
	Lloyds Banking Group plc	4.650%	3/24/26	6,399	6,275
	Lloyds Banking Group plc	4.716%	8/11/26	20,286	20,038
	Lloyds Banking Group plc	3.750%	1/11/27	3,338	3,209
	Lloyds Banking Group plc	1.627%	5/11/27	3,465	3,190
	Lloyds Banking Group plc	5.462%	1/5/28	5,361	5,360
	Lloyds Banking Group plc	3.750%	3/18/28	9,949	9,525
	Lloyds Banking Group plc	4.375%	3/22/28	18,651	18,101
	Lloyds Banking Group plc	4.550%	8/16/28	3,201	3,120
[3]	Lloyds Banking Group plc	3.574%	11/7/28	4,802	4,502
	Lloyds Banking Group plc	5.871%	3/6/29	8,340	8,474
	LPL Holdings Inc.	6.750%	11/17/28	3,405	3,566
	M&T Bank Corp.	4.553%	8/16/28	4,911	4,686
	M&T Bank Corp.	7.413%	10/30/29	4,170	4,398
	Main Street Capital Corp.	3.000%	7/14/26	3,981	3,705
	Main Street Capital Corp.	6.950%	3/1/29	1,800	1,829
	Manufacturers & Traders Trust Co.	5.400%	11/21/25	6,920	6,858
	Manufacturers & Traders Trust Co.	4.650%	1/27/26	6,310	6,171
[3]	Manufacturers & Traders Trust Co.	3.400%	8/17/27	2,948	2,726
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	8,486	8,178
	Manulife Financial Corp.	4.150%	3/4/26	4,217	4,147
	Manulife Financial Corp.	2.484%	5/19/27	5,504	5,117
[3]	Manulife Financial Corp.	4.061%	2/24/32	4,952	4,746
	Markel Group Inc.	3.500%	11/1/27	1,675	1,586
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	3,502	3,423
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	7,804	7,677
	Mastercard Inc.	2.950%	11/21/26	9,343	8,919
	Mastercard Inc.	3.300%	3/26/27	10,566	10,166
	Mastercard Inc.	4.875%	3/9/28	7,750	7,849
	Mercury General Corp.	4.400%	3/15/27	3,240	3,118
	MetLife Inc.	3.600%	11/13/25	4,604	4,496
	MGIC Investment Corp.	5.250%	8/15/28	401	390
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	10,638	10,116
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	5,911	5,771
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	6,156	5,819
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	37,771	34,782
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	10,336	9,804
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/27	8,795	8,047
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/28	6,628	6,141
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	16,680	16,132
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/28	4,651	4,517
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	4,123	4,109
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	9,894	9,631
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/28	5,245	5,270
	Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/29	6,165	6,209
	Mizuho Financial Group Inc.	2.651%	5/22/26	4,900	4,747
[3]	Mizuho Financial Group Inc.	2.226%	5/25/26	8,341	8,040
	Mizuho Financial Group Inc.	2.839%	9/13/26	6,189	5,857
	Mizuho Financial Group Inc.	3.663%	2/28/27	3,845	3,694
	Mizuho Financial Group Inc.	1.234%	5/22/27	2,983	2,738
	Mizuho Financial Group Inc.	1.554%	7/9/27	10,850	9,972
	Mizuho Financial Group Inc.	4.018%	3/5/28	4,000	3,863
	Mizuho Financial Group Inc.	5.414%	9/13/28	8,766	8,833
	Mizuho Financial Group Inc.	5.667%	5/27/29	4,052	4,123

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mizuho Financial Group Inc.	5.778%	7/6/29	8,825	9,020
[3]	Mizuho Financial Group Inc.	4.254%	9/11/29	3,253	3,132
[3]	Morgan Stanley	4.000%	7/23/25	16,259	15,990
	Morgan Stanley	5.000%	11/24/25	8,904	8,851
[3]	Morgan Stanley	3.875%	1/27/26	13,417	13,106
[3]	Morgan Stanley	2.188%	4/28/26	54,377	52,462
[3]	Morgan Stanley	3.125%	7/27/26	4,461	4,265
[3]	Morgan Stanley	6.250%	8/9/26	5,695	5,830
[3]	Morgan Stanley	4.350%	9/8/26	19,181	18,763
	Morgan Stanley	6.138%	10/16/26	7,035	7,115
	Morgan Stanley	0.985%	12/10/26	22,390	20,743
	Morgan Stanley	3.625%	1/20/27	8,455	8,163
	Morgan Stanley	5.050%	1/28/27	14,075	14,024
	Morgan Stanley	3.950%	4/23/27	6,283	6,067
	Morgan Stanley	1.593%	5/4/27	32,881	30,406
[3]	Morgan Stanley	1.512%	7/20/27	40,324	36,999
	Morgan Stanley	2.475%	1/21/28	16,950	15,764
	Morgan Stanley	4.210%	4/20/28	36,166	35,135
	Morgan Stanley	6.296%	10/18/28	19,657	20,339
[3]	Morgan Stanley	3.772%	1/24/29	10,118	9,626
	Morgan Stanley	5.123%	2/1/29	10,300	10,276
[3]	Morgan Stanley	5.164%	4/20/29	15,931	15,918
	Morgan Stanley	5.449%	7/20/29	24,170	24,374
	Morgan Stanley	5.173%	1/16/30	32,910	32,946
	Morgan Stanley Bank NA	5.479%	7/16/25	7,450	7,478
[3]	Morgan Stanley Bank NA	4.754%	4/21/26	8,125	8,071
[3]	Morgan Stanley Bank NA	5.882%	10/30/26	9,515	9,696
[3]	Morgan Stanley Bank NA	4.952%	1/14/28	4,040	4,021
	Nasdaq Inc.	3.850%	6/30/26	2,621	2,550
	Nasdaq Inc.	5.350%	6/28/28	12,085	12,249
	National Australia Bank Ltd.	5.200%	5/13/25	7,100	7,100
	National Australia Bank Ltd.	4.750%	12/10/25	1,945	1,938
	National Australia Bank Ltd.	4.966%	1/12/26	15,309	15,290
	National Australia Bank Ltd.	3.375%	1/14/26	1,171	1,137
[3]	National Australia Bank Ltd.	2.500%	7/12/26	17,038	16,125
	National Australia Bank Ltd.	4.944%	1/12/28	5,135	5,148
	National Australia Bank Ltd.	4.900%	6/13/28	17,075	17,118
	National Australia Bank Ltd.	4.787%	1/10/29	2,775	2,771
	National Bank of Canada	5.600%	12/18/28	7,875	8,007
	NatWest Group plc	4.800%	4/5/26	7,619	7,532
	NatWest Group plc	7.472%	11/10/26	14,345	14,736
	NatWest Group plc	5.847%	3/2/27	5,745	5,772
	NatWest Group plc	5.583%	3/1/28	1,075	1,081
[3]	NatWest Group plc	3.073%	5/22/28	16,208	15,123
	NatWest Group plc	5.516%	9/30/28	12,231	12,238
[3]	NatWest Group plc	4.892%	5/18/29	20,647	20,213
	Nomura Holdings Inc.	5.099%	7/3/25	3,855	3,828
	Nomura Holdings Inc.	1.851%	7/16/25	12,801	12,192
	Nomura Holdings Inc.	1.653%	7/14/26	1,955	1,797
	Nomura Holdings Inc.	2.329%	1/22/27	14,365	13,236
	Nomura Holdings Inc.	5.386%	7/6/27	4,877	4,871
	Nomura Holdings Inc.	6.070%	7/12/28	4,950	5,097
	Nomura Holdings Inc.	2.172%	7/14/28	4,853	4,269
	Northern Trust Corp.	3.950%	10/30/25	5,620	5,504
	Northern Trust Corp.	4.000%	5/10/27	5,570	5,426
	Northern Trust Corp.	3.650%	8/3/28	3,295	3,167
	Oaktree Specialty Lending Corp.	2.700%	1/15/27	2,501	2,261
[5]	Oaktree Strategic Credit Fund	8.400%	11/14/28	1,900	2,016

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Old Republic International Corp.	3.875%	8/26/26	4,331	4,185
	ORIX Corp.	5.000%	9/13/27	4,390	4,376
[3]	PNC Bank NA	3.875%	4/10/25	4,442	4,366
[3]	PNC Bank NA	3.250%	6/1/25	2,012	1,961
[3]	PNC Bank NA	4.200%	11/1/25	3,306	3,236
[3]	PNC Bank NA	3.100%	10/25/27	3,674	3,427
[3]	PNC Bank NA	4.050%	7/26/28	4,922	4,687
	PNC Financial Services Group Inc.	5.812%	6/12/26	17,500	17,561
	PNC Financial Services Group Inc.	1.150%	8/13/26	6,413	5,843
	PNC Financial Services Group Inc.	4.758%	1/26/27	2,065	2,046
	PNC Financial Services Group Inc.	3.150%	5/19/27	11,959	11,324
	PNC Financial Services Group Inc.	6.615%	10/20/27	6,400	6,586
	PNC Financial Services Group Inc.	5.300%	1/21/28	2,075	2,077
	PNC Financial Services Group Inc.	5.354%	12/2/28	9,001	9,038
	PNC Financial Services Group Inc.	5.582%	6/12/29	18,181	18,402
	Principal Financial Group Inc.	3.400%	5/15/25	1,516	1,482
[3]	Private Export Funding Corp.	3.900%	10/15/27	2,850	2,790
[3]	Private Export Funding Corp.	4.300%	12/15/28	2,650	2,639
	Progressive Corp.	2.500%	3/15/27	6,428	6,027
	Progressive Corp.	4.000%	3/1/29	4,094	3,964
	Prospect Capital Corp.	3.706%	1/22/26	4,126	3,910
	Prospect Capital Corp.	3.364%	11/15/26	1,865	1,706
[3]	Prudential Financial Inc.	1.500%	3/10/26	647	606
[3]	Prudential Financial Inc.	5.375%	5/15/45	4,976	4,922
[3]	Prudential Financial Inc.	4.500%	9/15/47	1,105	1,037
[3]	Prudential Financial Inc.	5.700%	9/15/48	2,721	2,687
	Radian Group Inc.	6.200%	5/15/29	2,000	2,029
	Regions Financial Corp.	2.250%	5/18/25	3,688	3,550
	Regions Financial Corp.	1.800%	8/12/28	4,257	3,669
	Reinsurance Group of America Inc.	3.950%	9/15/26	1,003	980
	RenaissanceRe Finance Inc.	3.700%	4/1/25	3,476	3,407
	RenaissanceRe Finance Inc.	3.450%	7/1/27	2,420	2,289
	RenaissanceRe Holdings Ltd.	3.600%	4/15/29	1,092	1,014
	Royal Bank of Canada	3.375%	4/14/25	10,870	10,654
[3]	Royal Bank of Canada	4.950%	4/25/25	7,275	7,248
[3]	Royal Bank of Canada	1.150%	6/10/25	5,070	4,835
[3]	Royal Bank of Canada	0.875%	1/20/26	11,187	10,402
[3]	Royal Bank of Canada	4.650%	1/27/26	14,354	14,194
	Royal Bank of Canada	1.200%	4/27/26	17,429	16,104
[3]	Royal Bank of Canada	1.150%	7/14/26	6,997	6,410
[3]	Royal Bank of Canada	1.400%	11/2/26	6,866	6,273
[3]	Royal Bank of Canada	4.875%	1/19/27	4,500	4,488
[3]	Royal Bank of Canada	2.050%	1/21/27	3,035	2,814
	Royal Bank of Canada	3.625%	5/4/27	3,173	3,052
[3]	Royal Bank of Canada	4.240%	8/3/27	12,655	12,365
[3]	Royal Bank of Canada	4.900%	1/12/28	13,575	13,577
[3]	Royal Bank of Canada	5.200%	8/1/28	6,750	6,820
[3]	Royal Bank of Canada	4.950%	2/1/29	2,637	2,638
	Santander Holdings USA Inc.	3.450%	6/2/25	4,303	4,182
	Santander Holdings USA Inc.	4.500%	7/17/25	7,251	7,127
	Santander Holdings USA Inc.	3.244%	10/5/26	17,061	16,109
	Santander Holdings USA Inc.	4.400%	7/13/27	9,207	8,934
	Santander Holdings USA Inc.	2.490%	1/6/28	9,115	8,285
	Santander Holdings USA Inc.	6.499%	3/9/29	5,675	5,808
[3]	Santander UK Group Holdings plc	1.532%	8/21/26	3,949	3,720
	Santander UK Group Holdings plc	1.673%	6/14/27	4,465	4,084
	Santander UK Group Holdings plc	2.469%	1/11/28	19,490	17,903
	Santander UK Group Holdings plc	6.534%	1/10/29	9,627	9,944

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	SiriusPoint Ltd.	7.000%	4/5/29	760	759
[5]	Sixth Street Lending Partners	6.500%	3/11/29	3,208	3,208
	Sixth Street Specialty Lending Inc.	2.500%	8/1/26	3,041	2,803
	Sixth Street Specialty Lending Inc.	6.950%	8/14/28	1,256	1,290
	Sixth Street Specialty Lending Inc.	6.125%	3/1/29	2,270	2,259
	State Street Corp.	3.550%	8/18/25	10,181	9,976
	State Street Corp.	5.104%	5/18/26	5,500	5,481
	State Street Corp.	5.272%	8/3/26	6,943	6,977
	State Street Corp.	4.993%	3/18/27	4,000	4,006
	State Street Corp.	2.203%	2/7/28	4,174	3,867
	State Street Corp.	5.684%	11/21/29	6,575	6,750
[3]	Sumitomo Mitsui Banking Corp.	3.650%	7/23/25	4,880	4,777
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	25,707	24,480
	Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	5,989	5,559
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	8,028	7,824
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	4,150	4,213
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	20,005	18,288
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	15,248	14,470
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	18,234	17,481
	Sumitomo Mitsui Financial Group Inc.	2.174%	1/14/27	12,699	11,757
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/28	13,213	13,470
	Sumitomo Mitsui Financial Group Inc.	5.800%	7/13/28	7,640	7,871
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	6,995	6,717
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	22,297	19,537
	Synchrony Bank	5.625%	8/23/27	13,922	13,667
	Synchrony Financial	4.500%	7/23/25	6,486	6,355
	Synchrony Financial	3.700%	8/4/26	4,437	4,215
	Synchrony Financial	5.150%	3/19/29	3,000	2,883
	Synovus Bank	5.625%	2/15/28	3,740	3,632
	Toronto-Dominion Bank	3.766%	6/6/25	6,975	6,852
[3]	Toronto-Dominion Bank	1.150%	6/12/25	4,594	4,375
[3]	Toronto-Dominion Bank	0.750%	9/11/25	12,007	11,278
[3]	Toronto-Dominion Bank	0.750%	1/6/26	4,005	3,717
	Toronto-Dominion Bank	5.103%	1/9/26	10,335	10,347
[3]	Toronto-Dominion Bank	1.200%	6/3/26	3,271	3,010
[3]	Toronto-Dominion Bank	5.532%	7/17/26	6,180	6,233
[3]	Toronto-Dominion Bank	1.250%	9/10/26	15,357	14,008
[3]	Toronto-Dominion Bank	1.950%	1/12/27	7,115	6,576
[3]	Toronto-Dominion Bank	2.800%	3/10/27	10,639	10,016
[1,3]	Toronto-Dominion Bank	4.980%	4/5/27	2,700	2,695
	Toronto-Dominion Bank	4.108%	6/8/27	17,175	16,717
[3]	Toronto-Dominion Bank	4.693%	9/15/27	12,957	12,833
	Toronto-Dominion Bank	5.156%	1/10/28	7,500	7,549
[3]	Toronto-Dominion Bank	5.523%	7/17/28	11,130	11,368
	Trinity Acquisition plc	4.400%	3/15/26	5,893	5,780
[3]	Truist Bank	3.625%	9/16/25	12,847	12,503
[3]	Truist Bank	3.800%	10/30/26	4,161	3,995
	Truist Financial Corp.	4.000%	5/1/25	13,465	13,247
[3]	Truist Financial Corp.	3.700%	6/5/25	3,578	3,508
[3]	Truist Financial Corp.	1.267%	3/2/27	7,212	6,663
[3]	Truist Financial Corp.	6.047%	6/8/27	8,250	8,359
[3]	Truist Financial Corp.	1.125%	8/3/27	3,597	3,157
[3]	Truist Financial Corp.	4.123%	6/6/28	15,068	14,555
[3]	Truist Financial Corp.	4.873%	1/26/29	12,605	12,384
[3]	Truist Financial Corp.	1.887%	6/7/29	4,590	3,989
[3]	Truist Financial Corp.	7.161%	10/30/29	10,370	11,061
[3]	Truist Financial Corp.	5.435%	1/24/30	6,095	6,084
	UBS AG	5.800%	9/11/25	4,850	4,884

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UBS AG	5.650%	9/11/28	9,565	9,792
	UBS Group AG	4.550%	4/17/26	13,251	13,038
	US Bancorp	1.450%	5/12/25	11,871	11,382
[3]	US Bancorp	3.950%	11/17/25	3,200	3,135
[3]	US Bancorp	3.100%	4/27/26	13,334	12,783
[3]	US Bancorp	2.375%	7/22/26	9,838	9,270
	US Bancorp	5.727%	10/21/26	11,700	11,762
[3]	US Bancorp	3.150%	4/27/27	15,310	14,522
	US Bancorp	6.787%	10/26/27	4,125	4,273
[3]	US Bancorp	3.900%	4/26/28	7,495	7,210
[3]	US Bancorp	4.548%	7/22/28	10,375	10,167
	US Bancorp	5.775%	6/12/29	7,425	7,554
	US Bancorp	5.384%	1/23/30	19,165	19,249
	Visa Inc.	3.150%	12/14/25	23,738	23,084
	Visa Inc.	1.900%	4/15/27	12,367	11,426
	Visa Inc.	0.750%	8/15/27	2,879	2,542
	Voya Financial Inc.	3.650%	6/15/26	3,400	3,277
[3]	Voya Financial Inc.	4.700%	1/23/48	1,425	1,208
	Wachovia Corp.	7.574%	8/1/26	99	103
	Webster Financial Corp.	4.100%	3/25/29	330	302
[3]	Wells Fargo & Co.	3.550%	9/29/25	18,347	17,888
	Wells Fargo & Co.	3.000%	4/22/26	30,798	29,458
[3]	Wells Fargo & Co.	3.908%	4/25/26	19,368	19,007
[3]	Wells Fargo & Co.	2.188%	4/30/26	35,000	33,710
[3]	Wells Fargo & Co.	4.100%	6/3/26	13,467	13,108
[3]	Wells Fargo & Co.	4.540%	8/15/26	11,620	11,472
	Wells Fargo & Co.	3.000%	10/23/26	21,811	20,648
[3]	Wells Fargo & Co.	3.196%	6/17/27	2,332	2,226
[3]	Wells Fargo & Co.	4.300%	7/22/27	13,925	13,560
[3]	Wells Fargo & Co.	3.526%	3/24/28	34,183	32,532
[3]	Wells Fargo & Co.	3.584%	5/22/28	19,372	18,408
[3]	Wells Fargo & Co.	4.808%	7/25/28	31,736	31,267
[3]	Wells Fargo & Co.	5.574%	7/25/29	28,173	28,491
	Wells Fargo & Co.	5.198%	1/23/30	24,855	24,808
[3]	Wells Fargo Bank NA	5.550%	8/1/25	5,740	5,767
	Wells Fargo Bank NA	4.811%	1/15/26	6,090	6,058
[3]	Wells Fargo Bank NA	5.450%	8/7/26	6,370	6,412
	Wells Fargo Bank NA	5.254%	12/11/26	10,550	10,591
	Western Union Co.	1.350%	3/15/26	4,570	4,229
	Westpac Banking Corp.	5.512%	11/17/25	3,160	3,183
	Westpac Banking Corp.	2.850%	5/13/26	18,722	17,952
	Westpac Banking Corp.	3.350%	3/8/27	6,437	6,179
	Westpac Banking Corp.	5.457%	11/18/27	14,400	14,692
	Westpac Banking Corp.	3.400%	1/25/28	7,128	6,779
	Westpac Banking Corp.	5.535%	11/17/28	8,200	8,428
	Westpac Banking Corp.	1.953%	11/20/28	5,237	4,619
[3]	Westpac Banking Corp.	4.322%	11/23/31	5,082	4,903
	Willis North America Inc.	4.650%	6/15/27	8,751	8,611
	Willis North America Inc.	4.500%	9/15/28	341	332
					6,264,553
Health Care (2.1%)
	Abbott Laboratories	3.875%	9/15/25	4,301	4,242
	Abbott Laboratories	3.750%	11/30/26	5,733	5,604
	Abbott Laboratories	1.150%	1/30/28	4,975	4,396
	AbbVie Inc.	3.800%	3/15/25	12,000	11,830
	AbbVie Inc.	3.600%	5/14/25	20,892	20,508
	AbbVie Inc.	3.200%	5/14/26	3,550	3,426
	AbbVie Inc.	2.950%	11/21/26	18,850	17,943

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AbbVie Inc.	4.800%	3/15/27	14,060	14,065
	AbbVie Inc.	4.250%	11/14/28	11,575	11,374
	AbbVie Inc.	4.800%	3/15/29	10,000	10,020
	AbbVie Inc.	3.200%	11/21/29	5,000	4,607
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	2,581	2,482
	Agilent Technologies Inc.	3.050%	9/22/26	3,703	3,527
	Amgen Inc.	5.507%	3/2/26	14,860	14,851
	Amgen Inc.	2.600%	8/19/26	3,198	3,028
	Amgen Inc.	2.200%	2/21/27	20,327	18,808
	Amgen Inc.	5.150%	3/2/28	30,855	31,063
	Amgen Inc.	1.650%	8/15/28	4,960	4,339
	Amgen Inc.	4.050%	8/18/29	2,000	1,922
	AstraZeneca Finance LLC	1.200%	5/28/26	4,803	4,435
	AstraZeneca Finance LLC	4.800%	2/26/27	7,415	7,410
	AstraZeneca Finance LLC	4.875%	3/3/28	6,528	6,545
	AstraZeneca Finance LLC	1.750%	5/28/28	6,278	5,571
	AstraZeneca Finance LLC	4.850%	2/26/29	3,276	3,286
	AstraZeneca plc	3.375%	11/16/25	19,344	18,848
	AstraZeneca plc	0.700%	4/8/26	12,275	11,292
	AstraZeneca plc	3.125%	6/12/27	6,860	6,531
	AstraZeneca plc	4.000%	1/17/29	6,000	5,816
	Baxalta Inc.	4.000%	6/23/25	11,029	10,845
	Baxter International Inc.	2.600%	8/15/26	5,924	5,572
	Baxter International Inc.	1.915%	2/1/27	13,615	12,428
	Becton Dickinson & Co.	3.700%	6/6/27	11,440	10,990
	Becton Dickinson & Co.	4.693%	2/13/28	4,464	4,417
	Biogen Inc.	4.050%	9/15/25	10,915	10,709
	Bio-Rad Laboratories Inc.	3.300%	3/15/27	3,250	3,080
	Boston Scientific Corp.	1.900%	6/1/25	4,830	4,640
	Bristol-Myers Squibb Co.	0.750%	11/13/25	5,084	4,750
	Bristol-Myers Squibb Co.	4.950%	2/20/26	5,500	5,501
	Bristol-Myers Squibb Co.	3.200%	6/15/26	7,032	6,780
	Bristol-Myers Squibb Co.	4.900%	2/22/27	3,250	3,261
	Bristol-Myers Squibb Co.	1.125%	11/13/27	4,980	4,392
	Bristol-Myers Squibb Co.	3.450%	11/15/27	4,975	4,755
	Bristol-Myers Squibb Co.	3.900%	2/20/28	9,050	8,785
	Bristol-Myers Squibb Co.	4.900%	2/22/29	7,890	7,931
	Cardinal Health Inc.	3.750%	9/15/25	4,077	3,982
	Cardinal Health Inc.	3.410%	6/15/27	3,472	3,298
	Cardinal Health Inc.	5.125%	2/15/29	4,000	4,008
	Cencora Inc.	3.450%	12/15/27	5,131	4,877
	Centene Corp.	4.250%	12/15/27	12,140	11,575
	Centene Corp.	2.450%	7/15/28	15,105	13,402
[3]	CHRISTUS Health	4.341%	7/1/28	2,000	1,958
[3]	Cigna Group	3.250%	4/15/25	4,575	4,473
[3]	Cigna Group	4.500%	2/25/26	2,677	2,645
	Cigna Group	1.250%	3/15/26	2,308	2,139
[3]	Cigna Group	3.400%	3/1/27	13,868	13,286
	Cigna Group	4.375%	10/15/28	21,185	20,670
	CommonSpirit Health	1.547%	10/1/25	4,716	4,436
	CommonSpirit Health	6.073%	11/1/27	3,000	3,090
	CVS Health Corp.	3.875%	7/20/25	31,478	30,893
	CVS Health Corp.	2.875%	6/1/26	9,588	9,138
	CVS Health Corp.	3.000%	8/15/26	3,915	3,732
	CVS Health Corp.	3.625%	4/1/27	3,046	2,930
	CVS Health Corp.	1.300%	8/21/27	5,000	4,434
	CVS Health Corp.	4.300%	3/25/28	27,963	27,287
	CVS Health Corp.	5.000%	1/30/29	1,989	1,991

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CVS Health Corp.	3.250%	8/15/29	4,957	4,547
	Danaher Corp.	3.350%	9/15/25	1,721	1,683
	Edwards Lifesciences Corp.	4.300%	6/15/28	4,075	3,965
	Elevance Health Inc.	5.350%	10/15/25	2,488	2,490
	Elevance Health Inc.	4.900%	2/8/26	3,745	3,724
	Elevance Health Inc.	1.500%	3/15/26	4,485	4,177
	Elevance Health Inc.	4.101%	3/1/28	16,701	16,236
	Eli Lilly & Co.	4.500%	2/9/27	4,879	4,864
	Eli Lilly & Co.	5.500%	3/15/27	2,975	3,065
	Eli Lilly & Co.	4.500%	2/9/29	7,500	7,475
	Eli Lilly & Co.	3.375%	3/15/29	8,983	8,523
	GE HealthCare Technologies Inc.	5.600%	11/15/25	5,570	5,589
	GE HealthCare Technologies Inc.	5.650%	11/15/27	9,403	9,573
	Gilead Sciences Inc.	3.650%	3/1/26	24,689	24,045
	Gilead Sciences Inc.	2.950%	3/1/27	13,650	12,982
	Gilead Sciences Inc.	1.200%	10/1/27	2,440	2,161
	GlaxoSmithKline Capital Inc.	3.625%	5/15/25	8,459	8,319
	HCA Inc.	5.250%	4/15/25	14,083	14,028
	HCA Inc.	5.875%	2/15/26	10,376	10,419
	HCA Inc.	5.250%	6/15/26	9,453	9,424
	HCA Inc.	5.375%	9/1/26	5,497	5,495
	HCA Inc.	4.500%	2/15/27	2,460	2,411
	HCA Inc.	3.125%	3/15/27	12,155	11,492
	HCA Inc.	5.200%	6/1/28	4,250	4,263
	HCA Inc.	5.625%	9/1/28	7,995	8,091
	HCA Inc.	5.875%	2/1/29	5,145	5,259
	HCA Inc.	3.375%	3/15/29	5,000	4,587
	Humana Inc.	4.500%	4/1/25	4,965	4,912
	Humana Inc.	3.950%	3/15/27	3,285	3,180
	Humana Inc.	5.750%	3/1/28	2,250	2,301
	Humana Inc.	3.700%	3/23/29	4,400	4,141
	Illumina Inc.	5.800%	12/12/25	3,000	3,006
	Illumina Inc.	5.750%	12/13/27	4,875	4,931
	IQVIA Inc.	6.250%	2/1/29	7,500	7,788
	Johnson & Johnson	0.550%	9/1/25	4,205	3,956
	Johnson & Johnson	2.450%	3/1/26	11,460	10,980
	Johnson & Johnson	2.950%	3/3/27	12,978	12,432
	Johnson & Johnson	0.950%	9/1/27	1,381	1,228
	Johnson & Johnson	2.900%	1/15/28	2,140	2,026
	Kaiser Foundation Hospitals	3.150%	5/1/27	4,122	3,925
	Laboratory Corp. of America Holdings	1.550%	6/1/26	4,585	4,246
	McKesson Corp.	0.900%	12/3/25	4,421	4,116
	McKesson Corp.	5.250%	2/15/26	3,020	3,013
	McKesson Corp.	3.950%	2/16/28	1,800	1,743
	McKesson Corp.	4.900%	7/15/28	864	867
	Medtronic Global Holdings SCA	4.250%	3/30/28	7,340	7,208
	Merck & Co. Inc.	0.750%	2/24/26	6,003	5,573
	Merck & Co. Inc.	1.700%	6/10/27	16,439	14,979
	Merck & Co. Inc.	4.050%	5/17/28	4,000	3,931
	Merck & Co. Inc.	3.400%	3/7/29	10,274	9,734
	Mylan Inc.	4.550%	4/15/28	6,720	6,493
	Novartis Capital Corp.	3.000%	11/20/25	5,697	5,534
	Novartis Capital Corp.	2.000%	2/14/27	15,277	14,227
	Novartis Capital Corp.	3.100%	5/17/27	5,014	4,797
[3]	PeaceHealth Obligated Group	1.375%	11/15/25	2,217	2,068
	Pfizer Inc.	0.800%	5/28/25	5,575	5,312
	Pfizer Inc.	2.750%	6/3/26	9,719	9,319
	Pfizer Inc.	3.000%	12/15/26	9,358	8,951

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/25	17,691	17,575
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/26	17,617	17,438
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/28	29,775	29,344
	Pharmacia LLC	6.600%	12/1/28	6,647	7,135
[3]	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	2,742	2,567
	Quest Diagnostics Inc.	3.450%	6/1/26	8,009	7,732
	Revvity Inc.	1.900%	9/15/28	3,170	2,762
	Royalty Pharma plc	1.200%	9/2/25	4,905	4,617
	Royalty Pharma plc	1.750%	9/2/27	4,940	4,411
	Sanofi SA	3.625%	6/19/28	5,035	4,868
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	12,633	12,075
	Smith & Nephew plc	5.150%	3/20/27	1,500	1,498
[5]	Solventum Corp.	5.450%	2/25/27	6,750	6,772
[5]	Solventum Corp.	5.400%	3/1/29	4,000	4,009
[3]	SSM Health Care Corp.	3.823%	6/1/27	2,994	2,881
	SSM Health Care Corp.	4.894%	6/1/28	3,500	3,489
	Stryker Corp.	3.375%	11/1/25	4,004	3,888
	Stryker Corp.	3.500%	3/15/26	1,545	1,498
	Stryker Corp.	3.650%	3/7/28	4,867	4,658
[3]	Sutter Health	1.321%	8/15/25	2,580	2,440
[3]	Sutter Health	3.695%	8/15/28	2,300	2,190
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	10,818	10,837
	Thermo Fisher Scientific Inc.	5.000%	12/5/26	5,400	5,421
	Thermo Fisher Scientific Inc.	4.800%	11/21/27	4,988	4,993
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	4,387	3,872
	Thermo Fisher Scientific Inc.	5.000%	1/31/29	6,000	6,055
	UnitedHealth Group Inc.	3.750%	7/15/25	13,491	13,263
	UnitedHealth Group Inc.	5.150%	10/15/25	6,553	6,561
	UnitedHealth Group Inc.	3.700%	12/15/25	4,737	4,635
	UnitedHealth Group Inc.	1.250%	1/15/26	1,310	1,227
	UnitedHealth Group Inc.	3.100%	3/15/26	1,675	1,619
	UnitedHealth Group Inc.	1.150%	5/15/26	10,906	10,087
	UnitedHealth Group Inc.	3.450%	1/15/27	4,915	4,749
	UnitedHealth Group Inc.	3.375%	4/15/27	7,956	7,654
	UnitedHealth Group Inc.	4.600%	4/15/27	2,900	2,884
	UnitedHealth Group Inc.	3.700%	5/15/27	6,315	6,124
	UnitedHealth Group Inc.	5.250%	2/15/28	5,197	5,290
	UnitedHealth Group Inc.	3.850%	6/15/28	7,695	7,450
	UnitedHealth Group Inc.	3.875%	12/15/28	4,983	4,806
	UnitedHealth Group Inc.	4.250%	1/15/29	5,343	5,236
	UnitedHealth Group Inc.	4.700%	4/15/29	1,450	1,446
	Universal Health Services Inc.	1.650%	9/1/26	4,495	4,096
[3]	UPMC	3.600%	4/3/25	5,580	5,475
	Utah Acquisition Sub Inc.	3.950%	6/15/26	16,100	15,552
	Viatris Inc.	1.650%	6/22/25	4,639	4,412
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	4,637	4,456
	Zimmer Biomet Holdings Inc.	5.350%	12/1/28	3,000	3,043
	Zoetis Inc.	5.400%	11/14/25	4,930	4,937
	Zoetis Inc.	3.900%	8/20/28	693	667
					1,217,347
Industrials (1.7%)
	3M Co.	2.650%	4/15/25	2,900	2,816
[3]	3M Co.	3.000%	8/7/25	6,970	6,769
[3]	3M Co.	2.250%	9/19/26	2,099	1,958
	3M Co.	2.875%	10/15/27	4,680	4,360
[3]	3M Co.	3.625%	9/14/28	2,500	2,370
[3]	3M Co.	3.375%	3/1/29	4,615	4,288
	AGCO Corp.	5.450%	3/21/27	2,350	2,361

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	American Airlines Pass-Through Trust Class A Series 2014-1	3.700%	10/1/26	1,334	1,279
[3]	American Airlines Pass-Through Trust Class AA Series 2017-1	3.650%	2/15/29	3,296	3,110
[3]	BNSF Funding Trust I	6.613%	12/15/55	3,664	3,638
	Boeing Co.	4.875%	5/1/25	23,197	22,936
	Boeing Co.	2.600%	10/30/25	4,859	4,624
	Boeing Co.	2.750%	2/1/26	4,672	4,430
	Boeing Co.	2.196%	2/4/26	42,689	39,969
	Boeing Co.	3.100%	5/1/26	4,999	4,746
	Boeing Co.	2.250%	6/15/26	5,889	5,468
	Boeing Co.	2.700%	2/1/27	5,529	5,092
	Boeing Co.	5.040%	5/1/27	16,388	16,072
	Boeing Co.	3.250%	2/1/28	7,177	6,605
	Boeing Co.	3.200%	3/1/29	5,790	5,175
	Burlington Northern Santa Fe LLC	3.000%	4/1/25	7,789	7,621
	Burlington Northern Santa Fe LLC	3.650%	9/1/25	5,712	5,597
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	4,080	3,898
	Canadian National Railway Co.	2.750%	3/1/26	3,337	3,208
	Canadian Pacific Railway Co.	1.750%	12/2/26	8,129	7,465
	Carrier Global Corp.	5.800%	11/30/25	2,735	2,753
	Carrier Global Corp.	2.493%	2/15/27	13,825	12,885
[3]	Caterpillar Financial Services Corp.	1.450%	5/15/25	4,085	3,918
	Caterpillar Financial Services Corp.	5.150%	8/11/25	4,845	4,848
[3]	Caterpillar Financial Services Corp.	3.650%	8/12/25	4,776	4,683
[3]	Caterpillar Financial Services Corp.	0.800%	11/13/25	2,597	2,431
	Caterpillar Financial Services Corp.	5.050%	2/27/26	4,700	4,706
	Caterpillar Financial Services Corp.	0.900%	3/2/26	6,106	5,656
[3]	Caterpillar Financial Services Corp.	4.350%	5/15/26	7,500	7,420
[3]	Caterpillar Financial Services Corp.	1.150%	9/14/26	3,350	3,067
[3]	Caterpillar Financial Services Corp.	1.700%	1/8/27	9,166	8,448
[3]	Caterpillar Financial Services Corp.	3.600%	8/12/27	11,288	10,878
	CH Robinson Worldwide Inc.	4.200%	4/15/28	5,000	4,855
	CNH Industrial Capital LLC	5.450%	10/14/25	2,299	2,304
	CNH Industrial Capital LLC	1.875%	1/15/26	3,790	3,565
	CNH Industrial Capital LLC	4.550%	4/10/28	12,095	11,849
	CNH Industrial Capital LLC	5.500%	1/12/29	3,500	3,551
	CSX Corp.	3.350%	11/1/25	7,530	7,324
	CSX Corp.	2.600%	11/1/26	5,450	5,156
	CSX Corp.	3.250%	6/1/27	1,188	1,132
	CSX Corp.	4.250%	3/15/29	5,495	5,381
	Cummins Inc.	0.750%	9/1/25	2,516	2,370
	Cummins Inc.	4.900%	2/20/29	3,000	3,018
	Deere & Co.	2.750%	4/15/25	3,919	3,823
[5]	Delta Air Lines Inc.	4.750%	10/20/28	10,000	9,779
	Dover Corp.	3.150%	11/15/25	3,571	3,450
	Eaton Corp.	3.103%	9/15/27	5,324	5,047
	Emerson Electric Co.	3.150%	6/1/25	914	893
	Emerson Electric Co.	0.875%	10/15/26	3,909	3,547
	Emerson Electric Co.	1.800%	10/15/27	4,663	4,214
	Emerson Electric Co.	2.000%	12/21/28	6,600	5,867
	FedEx Corp.	3.250%	4/1/26	3,050	2,951
	FedEx Corp.	4.200%	10/17/28	5,950	5,777
	Fortive Corp.	3.150%	6/15/26	5,338	5,105
	General Dynamics Corp.	3.250%	4/1/25	3,975	3,898
	General Dynamics Corp.	3.500%	5/15/25	3,457	3,396
	General Dynamics Corp.	3.500%	4/1/27	5,090	4,917
	General Dynamics Corp.	2.625%	11/15/27	4,140	3,845

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	General Dynamics Corp.	3.750%	5/15/28	8,409	8,149
	HEICO Corp.	5.250%	8/1/28	2,106	2,119
	Hexcel Corp.	4.200%	2/15/27	3,494	3,332
	Honeywell International Inc.	1.350%	6/1/25	2,194	2,102
	Honeywell International Inc.	2.500%	11/1/26	4,899	4,627
	Honeywell International Inc.	1.100%	3/1/27	7,671	6,933
	Honeywell International Inc.	4.950%	2/15/28	4,555	4,607
	Honeywell International Inc.	4.250%	1/15/29	4,920	4,843
	Honeywell International Inc.	2.700%	8/15/29	4,950	4,488
	Howmet Aerospace Inc.	3.000%	1/15/29	1,960	1,771
	Huntington Ingalls Industries Inc.	3.844%	5/1/25	319	313
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	5,642	5,300
	Huntington Ingalls Industries Inc.	2.043%	8/16/28	2,525	2,206
	Illinois Tool Works Inc.	2.650%	11/15/26	6,451	6,117
	Ingersoll Rand Inc.	5.400%	8/14/28	625	634
	Jacobs Engineering Group Inc.	6.350%	8/18/28	4,000	4,135
	JB Hunt Transport Services Inc.	3.875%	3/1/26	6,077	5,941
[3]	John Deere Capital Corp.	3.400%	6/6/25	4,672	4,580
[3]	John Deere Capital Corp.	4.950%	6/6/25	4,955	4,949
[3]	John Deere Capital Corp.	4.050%	9/8/25	4,215	4,157
	John Deere Capital Corp.	5.300%	9/8/25	4,030	4,044
[3]	John Deere Capital Corp.	4.800%	1/9/26	2,590	2,583
[3]	John Deere Capital Corp.	0.700%	1/15/26	5,385	5,002
[3]	John Deere Capital Corp.	5.050%	3/3/26	3,150	3,160
[3]	John Deere Capital Corp.	4.950%	3/6/26	10,045	10,047
[3]	John Deere Capital Corp.	4.750%	6/8/26	2,200	2,193
[3]	John Deere Capital Corp.	1.050%	6/17/26	4,675	4,301
[3]	John Deere Capital Corp.	5.150%	9/8/26	2,895	2,912
[3]	John Deere Capital Corp.	2.250%	9/14/26	4,939	4,638
[3]	John Deere Capital Corp.	1.300%	10/13/26	4,835	4,417
[3]	John Deere Capital Corp.	1.700%	1/11/27	4,910	4,514
[3]	John Deere Capital Corp.	4.850%	3/5/27	10,045	10,045
[3]	John Deere Capital Corp.	1.750%	3/9/27	1,471	1,351
[3]	John Deere Capital Corp.	4.150%	9/15/27	14,750	14,489
[3]	John Deere Capital Corp.	3.050%	1/6/28	235	222
[3]	John Deere Capital Corp.	4.750%	1/20/28	11,863	11,885
[3]	John Deere Capital Corp.	4.900%	3/3/28	6,450	6,495
[3]	John Deere Capital Corp.	4.950%	7/14/28	12,356	12,455
[3]	John Deere Capital Corp.	3.450%	3/7/29	3,475	3,289
[3]	Johnson Controls International plc	3.900%	2/14/26	3,064	2,986
	Keysight Technologies Inc.	4.600%	4/6/27	4,545	4,470
	Kirby Corp.	4.200%	3/1/28	4,693	4,537
	L3Harris Technologies Inc.	3.832%	4/27/25	5,740	5,644
	L3Harris Technologies Inc.	5.400%	1/15/27	3,097	3,118
	L3Harris Technologies Inc.	4.400%	6/15/28	7,534	7,334
[3]	L3Harris Technologies Inc.	4.400%	6/15/28	8,648	8,430
	Lennox International Inc.	1.350%	8/1/25	3,773	3,568
	Lennox International Inc.	5.500%	9/15/28	3,200	3,243
	LKQ Corp.	5.750%	6/15/28	5,975	6,080
	Lockheed Martin Corp.	4.950%	10/15/25	3,943	3,940
	Lockheed Martin Corp.	3.550%	1/15/26	6,725	6,564
	Lockheed Martin Corp.	5.100%	11/15/27	18,690	18,917
	Lockheed Martin Corp.	4.450%	5/15/28	9,781	9,689
	Lockheed Martin Corp.	4.500%	2/15/29	5,000	4,958
[5]	Mileage Plus Holdings LLC	6.500%	6/20/27	4,550	4,582
	Norfolk Southern Corp.	3.650%	8/1/25	592	580
	Norfolk Southern Corp.	2.900%	6/15/26	3,780	3,611
	Norfolk Southern Corp.	3.150%	6/1/27	2,542	2,404

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Norfolk Southern Corp.	3.800%	8/1/28	1,865	1,786
	Northrop Grumman Corp.	3.200%	2/1/27	6,095	5,828
	Northrop Grumman Corp.	3.250%	1/15/28	17,031	16,091
	Otis Worldwide Corp.	2.056%	4/5/25	7,582	7,330
	Otis Worldwide Corp.	2.293%	4/5/27	4,599	4,263
	Otis Worldwide Corp.	5.250%	8/16/28	5,645	5,725
[3]	PACCAR Financial Corp.	3.550%	8/11/25	5,060	4,958
[3]	PACCAR Financial Corp.	5.050%	8/10/26	1,885	1,891
	PACCAR Financial Corp.	4.600%	1/10/28	4,975	4,958
[3]	PACCAR Financial Corp.	4.950%	8/10/28	2,025	2,044
[3]	PACCAR Financial Corp.	4.600%	1/31/29	7,500	7,456
	Parker-Hannifin Corp.	3.250%	3/1/27	2,760	2,631
	Parker-Hannifin Corp.	4.250%	9/15/27	7,480	7,333
	Precision Castparts Corp.	3.250%	6/15/25	5,704	5,582
[5]	Regal Rexnord Corp.	6.050%	2/15/26	6,500	6,538
[5]	Regal Rexnord Corp.	6.050%	4/15/28	4,640	4,708
	Republic Services Inc.	0.875%	11/15/25	3,707	3,457
	Republic Services Inc.	2.900%	7/1/26	4,783	4,584
	Republic Services Inc.	3.950%	5/15/28	1,032	999
	RTX Corp.	3.950%	8/16/25	9,803	9,641
	RTX Corp.	5.000%	2/27/26	1,300	1,298
	RTX Corp.	3.500%	3/15/27	8,158	7,837
	RTX Corp.	3.125%	5/4/27	11,512	10,902
	RTX Corp.	4.125%	11/16/28	13,119	12,696
[3]	Ryder System Inc.	4.625%	6/1/25	6,829	6,759
[3]	Ryder System Inc.	3.350%	9/1/25	1,318	1,280
[3]	Ryder System Inc.	1.750%	9/1/26	3,216	2,963
[3]	Ryder System Inc.	2.850%	3/1/27	2,055	1,927
[3]	Ryder System Inc.	5.650%	3/1/28	4,775	4,867
[3]	Ryder System Inc.	5.250%	6/1/28	6,495	6,524
	Ryder System Inc.	6.300%	12/1/28	3,080	3,227
[3]	Ryder System Inc.	5.375%	3/15/29	3,185	3,212
	Southwest Airlines Co.	5.250%	5/4/25	5,572	5,549
	Southwest Airlines Co.	5.125%	6/15/27	5,035	5,026
	Southwest Airlines Co.	3.450%	11/16/27	2,310	2,175
	Teledyne Technologies Inc.	1.600%	4/1/26	2,911	2,710
	Teledyne Technologies Inc.	2.250%	4/1/28	5,240	4,714
	Textron Inc.	4.000%	3/15/26	2,375	2,316
	Textron Inc.	3.650%	3/15/27	3,892	3,736
	Trane Technologies Financing Ltd.	3.800%	3/21/29	4,370	4,161
	Trane Technologies Global Holding Co. Ltd.	3.750%	8/21/28	5,000	4,782
	Trimble Inc.	4.900%	6/15/28	3,253	3,235
	Tyco Electronics Group SA	4.500%	2/13/26	4,565	4,519
	Tyco Electronics Group SA	3.700%	2/15/26	3,149	3,069
	Tyco Electronics Group SA	3.125%	8/15/27	4,857	4,598
	Union Pacific Corp.	3.750%	7/15/25	1,517	1,491
	Union Pacific Corp.	3.250%	8/15/25	4,168	4,064
	Union Pacific Corp.	2.750%	3/1/26	2,316	2,224
	Union Pacific Corp.	3.950%	9/10/28	11,000	10,730
	Union Pacific Corp.	3.700%	3/1/29	5,000	4,785
[3]	United Airlines Pass-Through Trust Class A Series 2013-1	4.300%	8/15/25	530	520
[3]	United Airlines Pass-Through Trust Class A Series 2014-1	4.000%	4/11/26	2,400	2,325
[3]	United Airlines Pass-Through Trust Class A Series 2014-2	3.750%	9/3/26	3,700	3,584
[3]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	8,985	8,954

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	United Airlines Pass-Through Trust Class B Series 2020-1	4.875%	1/15/26	4,114	4,048
	United Parcel Service Inc.	3.900%	4/1/25	1,264	1,247
	United Parcel Service Inc.	2.400%	11/15/26	4,978	4,683
	United Parcel Service Inc.	3.050%	11/15/27	7,370	6,958
[5]	Veralto Corp.	5.350%	9/18/28	5,925	6,020
	Vontier Corp.	1.800%	4/1/26	4,397	4,080
	Waste Management Inc.	0.750%	11/15/25	4,468	4,171
	Waste Management Inc.	3.150%	11/15/27	10,145	9,616
	Waste Management Inc.	4.875%	2/15/29	6,991	7,059
	Waste Management Inc.	2.000%	6/1/29	3,975	3,486
	Westinghouse Air Brake Technologies Corp.	3.200%	6/15/25	4,928	4,786
	Westinghouse Air Brake Technologies Corp.	3.450%	11/15/26	4,950	4,732
	Westinghouse Air Brake Technologies Corp.	4.700%	9/15/28	6,534	6,432
	Xylem Inc.	3.250%	11/1/26	2,124	2,029
	Xylem Inc.	1.950%	1/30/28	4,715	4,234
					992,705
Materials (0.6%)
	Air Products and Chemicals Inc.	1.500%	10/15/25	3,693	3,502
	Air Products and Chemicals Inc.	1.850%	5/15/27	5,002	4,593
	Albemarle Corp.	4.650%	6/1/27	2,500	2,453
	Amcor Flexibles North America Inc.	4.000%	5/17/25	4,208	4,131
	AngloGold Ashanti Holdings plc	3.375%	11/1/28	3,657	3,292
	ArcelorMittal SA	4.550%	3/11/26	3,097	3,049
	ArcelorMittal SA	6.550%	11/29/27	4,938	5,124
	Berry Global Inc.	1.570%	1/15/26	4,719	4,417
	Berry Global Inc.	1.650%	1/15/27	6,225	5,648
	Berry Global Inc.	5.500%	4/15/28	4,340	4,373
	BHP Billiton Finance USA Ltd.	4.875%	2/27/26	7,844	7,817
	BHP Billiton Finance USA Ltd.	5.250%	9/8/26	5,150	5,180
	BHP Billiton Finance USA Ltd.	4.750%	2/28/28	6,965	6,947
	BHP Billiton Finance USA Ltd.	5.100%	9/8/28	2,000	2,021
	Celanese US Holdings LLC	1.400%	8/5/26	3,322	3,024
	Celanese US Holdings LLC	6.165%	7/15/27	14,500	14,767
	Celanese US Holdings LLC	6.350%	11/15/28	4,800	4,979
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	3,450	3,227
	Dow Chemical Co.	4.550%	11/30/25	269	266
	Dow Chemical Co.	4.800%	11/30/28	3,700	3,693
	DuPont de Nemours Inc.	4.493%	11/15/25	8,839	8,723
	DuPont de Nemours Inc.	4.725%	11/15/28	14,075	14,053
	Eastman Chemical Co.	4.500%	12/1/28	3,025	2,946
	Ecolab Inc.	2.700%	11/1/26	6,588	6,259
	Ecolab Inc.	3.250%	12/1/27	4,080	3,873
	Ecolab Inc.	5.250%	1/15/28	2,710	2,762
	EIDP Inc.	1.700%	7/15/25	3,974	3,793
	EIDP Inc.	4.500%	5/15/26	4,200	4,154
	FMC Corp.	5.150%	5/18/26	1,900	1,890
	FMC Corp.	3.200%	10/1/26	4,690	4,432
	Freeport-McMoRan Inc.	5.000%	9/1/27	4,725	4,690
	Freeport-McMoRan Inc.	4.125%	3/1/28	2,850	2,726
	Freeport-McMoRan Inc.	4.375%	8/1/28	331	319
	Freeport-McMoRan Inc.	5.250%	9/1/29	691	694
[5]	Georgia-Pacific LLC	1.750%	9/30/25	2,100	1,994
[5]	Georgia-Pacific LLC	2.100%	4/30/27	1,300	1,194
	Kinross Gold Corp.	4.500%	7/15/27	4,000	3,906
	Linde Inc.	4.700%	12/5/25	4,495	4,475
	Linde Inc.	3.200%	1/30/26	4,242	4,113
	LYB International Finance II BV	3.500%	3/2/27	2,030	1,937

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	LYB International Finance III LLC	1.250%	10/1/25	3,240	3,043
	Mosaic Co.	4.050%	11/15/27	4,875	4,703
	Mosaic Co.	5.375%	11/15/28	2,500	2,530
[5]	Newmont Corp.	5.300%	3/15/26	5,875	5,890
	Nucor Corp.	3.950%	5/23/25	2,075	2,043
	Nucor Corp.	2.000%	6/1/25	7,412	7,127
	Nucor Corp.	4.300%	5/23/27	4,160	4,079
	Nucor Corp.	3.950%	5/1/28	1,582	1,530
	Nutrien Ltd.	3.000%	4/1/25	5,165	5,034
	Nutrien Ltd.	5.950%	11/7/25	2,330	2,350
	Nutrien Ltd.	4.000%	12/15/26	4,036	3,915
	Nutrien Ltd.	4.900%	3/27/28	4,523	4,503
	Packaging Corp. of America	3.400%	12/15/27	3,867	3,676
	PPG Industries Inc.	1.200%	3/15/26	4,945	4,583
	PPG Industries Inc.	3.750%	3/15/28	1,521	1,464
	Reliance Inc.	1.300%	8/15/25	2,500	2,365
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	4,940	5,384
	RPM International Inc.	3.750%	3/15/27	3,698	3,538
	RPM International Inc.	4.550%	3/1/29	2,025	1,966
	Sherwin-Williams Co.	3.450%	8/1/25	4,890	4,767
	Sherwin-Williams Co.	4.250%	8/8/25	1,575	1,552
	Sherwin-Williams Co.	3.950%	1/15/26	4,124	4,039
	Sherwin-Williams Co.	3.450%	6/1/27	5,631	5,381
	Sonoco Products Co.	2.250%	2/1/27	3,000	2,782
	Southern Copper Corp.	3.875%	4/23/25	4,920	4,822
	Steel Dynamics Inc.	2.400%	6/15/25	7,309	7,037
	Steel Dynamics Inc.	5.000%	12/15/26	1,500	1,489
	Suzano Austria GmbH	6.000%	1/15/29	11,875	11,937
	Suzano International Finance BV	5.500%	1/17/27	4,934	4,916
	Vulcan Materials Co.	4.500%	4/1/25	3,012	2,978
	Vulcan Materials Co.	3.900%	4/1/27	2,601	2,521
	Westlake Corp.	3.600%	8/15/26	5,057	4,862
	WRKCo Inc.	4.650%	3/15/26	5,325	5,256
	WRKCo Inc.	4.000%	3/15/28	4,354	4,185
	WRKCo Inc.	3.900%	6/1/28	4,882	4,655
	WRKCo Inc.	4.900%	3/15/29	4,345	4,314
					318,652
Real Estate (1.1%)
	Agree LP	2.000%	6/15/28	2,047	1,801
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	10,033	9,815
	Alexandria Real Estate Equities Inc.	3.800%	4/15/26	4,522	4,395
	Alexandria Real Estate Equities Inc.	3.950%	1/15/28	1,370	1,312
	American Homes 4 Rent LP	4.250%	2/15/28	3,819	3,670
	American Homes 4 Rent LP	4.900%	2/15/29	2,300	2,259
	American Tower Corp.	4.000%	6/1/25	4,706	4,621
	American Tower Corp.	1.300%	9/15/25	758	715
	American Tower Corp.	4.400%	2/15/26	4,215	4,144
	American Tower Corp.	1.600%	4/15/26	2,506	2,328
	American Tower Corp.	1.450%	9/15/26	4,139	3,776
	American Tower Corp.	3.375%	10/15/26	10,753	10,276
	American Tower Corp.	2.750%	1/15/27	4,388	4,109
	American Tower Corp.	3.125%	1/15/27	4,464	4,222
	American Tower Corp.	3.650%	3/15/27	4,950	4,746
	American Tower Corp.	3.600%	1/15/28	6,281	5,934
	American Tower Corp.	5.500%	3/15/28	5,458	5,503
	American Tower Corp.	5.250%	7/15/28	4,595	4,596
	American Tower Corp.	5.800%	11/15/28	5,140	5,265
	American Tower Corp.	5.200%	2/15/29	2,829	2,829

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Tower Corp.	3.950%	3/15/29	2,191	2,071
[3]	AvalonBay Communities Inc.	3.450%	6/1/25	4,338	4,249
[3]	AvalonBay Communities Inc.	3.500%	11/15/25	3,999	3,899
[3]	AvalonBay Communities Inc.	2.900%	10/15/26	2,569	2,432
[3]	AvalonBay Communities Inc.	3.350%	5/15/27	3,573	3,408
[3]	AvalonBay Communities Inc.	3.200%	1/15/28	3,374	3,175
	Boston Properties LP	2.750%	10/1/26	4,740	4,419
	Boston Properties LP	6.750%	12/1/27	5,795	6,015
	Boston Properties LP	4.500%	12/1/28	5,852	5,571
	Brixmor Operating Partnership LP	3.900%	3/15/27	4,995	4,792
	Brixmor Operating Partnership LP	2.250%	4/1/28	2,000	1,777
	Brixmor Operating Partnership LP	4.125%	5/15/29	1,819	1,715
	Camden Property Trust	4.100%	10/15/28	2,440	2,367
	CBRE Services Inc.	4.875%	3/1/26	5,030	4,978
	CBRE Services Inc.	5.500%	4/1/29	1,500	1,510
	COPT Defense Properties LP	2.250%	3/15/26	2,887	2,715
	COPT Defense Properties LP	2.000%	1/15/29	2,720	2,283
	Crown Castle Inc.	1.350%	7/15/25	8,080	7,672
	Crown Castle Inc.	4.450%	2/15/26	10,590	10,414
	Crown Castle Inc.	3.700%	6/15/26	4,375	4,225
	Crown Castle Inc.	1.050%	7/15/26	4,340	3,947
	Crown Castle Inc.	2.900%	3/15/27	4,744	4,439
	Crown Castle Inc.	5.000%	1/11/28	11,602	11,484
	Crown Castle Inc.	3.800%	2/15/28	5,854	5,544
	Crown Castle Inc.	4.800%	9/1/28	3,000	2,942
	Crown Castle Inc.	4.300%	2/15/29	3,500	3,356
	CubeSmart LP	4.000%	11/15/25	675	659
	CubeSmart LP	3.125%	9/1/26	3,430	3,256
	CubeSmart LP	2.250%	12/15/28	3,246	2,850
	CubeSmart LP	4.375%	2/15/29	3,330	3,197
	Digital Realty Trust LP	3.700%	8/15/27	4,611	4,406
	Digital Realty Trust LP	5.550%	1/15/28	6,485	6,530
	DOC DR LLC	4.300%	3/15/27	3,937	3,853
	DOC DR LLC	3.950%	1/15/28	1,605	1,533
	EPR Properties	4.500%	4/1/25	564	556
	EPR Properties	4.750%	12/15/26	1,306	1,264
	EPR Properties	4.500%	6/1/27	1,516	1,445
	EPR Properties	4.950%	4/15/28	4,000	3,810
	Equinix Inc.	1.250%	7/15/25	2,250	2,129
	Equinix Inc.	1.000%	9/15/25	4,840	4,527
	Equinix Inc.	1.450%	5/15/26	3,478	3,200
	Equinix Inc.	2.900%	11/18/26	4,758	4,465
	Equinix Inc.	1.800%	7/15/27	4,821	4,325
	Equinix Inc.	1.550%	3/15/28	3,824	3,317
	ERP Operating LP	3.375%	6/1/25	3,365	3,286
	ERP Operating LP	2.850%	11/1/26	3,833	3,630
	ERP Operating LP	3.250%	8/1/27	1,449	1,367
	ERP Operating LP	4.150%	12/1/28	4,508	4,372
	Essex Portfolio LP	3.500%	4/1/25	4,418	4,327
	Essex Portfolio LP	3.375%	4/15/26	4,095	3,945
	Essex Portfolio LP	3.625%	5/1/27	4,887	4,655
	Essex Portfolio LP	1.700%	3/1/28	2,247	1,971
	Essex Portfolio LP	4.000%	3/1/29	2,800	2,670
	Extra Space Storage LP	3.500%	7/1/26	2,648	2,545
	Extra Space Storage LP	5.700%	4/1/28	4,945	5,032
	Extra Space Storage LP	4.000%	6/15/29	668	631
	Federal Realty OP LP	3.250%	7/15/27	2,711	2,545
	Federal Realty OP LP	5.375%	5/1/28	4,400	4,405

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	GLP Capital LP	5.250%	6/1/25	6,299	6,262
	GLP Capital LP	5.375%	4/15/26	7,688	7,624
	GLP Capital LP	5.750%	6/1/28	4,000	4,006
	GLP Capital LP	5.300%	1/15/29	4,975	4,896
	Healthcare Realty Holdings LP	3.500%	8/1/26	3,848	3,673
	Healthpeak OP LLC	4.000%	6/1/25	3,456	3,391
	Healthpeak OP LLC	3.250%	7/15/26	3,626	3,469
	Healthpeak OP LLC	2.125%	12/1/28	541	476
	Healthpeak OP LLC	3.500%	7/15/29	3,390	3,138
	Highwoods Realty LP	3.875%	3/1/27	2,917	2,757
	Highwoods Realty LP	4.125%	3/15/28	3,000	2,808
[3]	Host Hotels & Resorts LP	4.000%	6/15/25	1,290	1,261
[3]	Host Hotels & Resorts LP	4.500%	2/1/26	3,820	3,740
	Invitation Homes Operating Partnership LP	2.300%	11/15/28	3,664	3,242
	Kilroy Realty LP	3.450%	12/15/24	3,779	3,707
	Kilroy Realty LP	4.375%	10/1/25	2,453	2,401
	Kilroy Realty LP	4.750%	12/15/28	1,321	1,263
	Kimco Realty OP LLC	3.850%	6/1/25	2,025	1,978
	Kimco Realty OP LLC	2.800%	10/1/26	4,565	4,306
	Kimco Realty OP LLC	3.800%	4/1/27	2,650	2,546
	Kimco Realty OP LLC	1.900%	3/1/28	2,314	2,046
	Kite Realty Group LP	4.000%	10/1/26	3,253	3,100
	LXP Industrial Trust	6.750%	11/15/28	1,875	1,956
	Mid-America Apartments LP	4.000%	11/15/25	2,274	2,229
	Mid-America Apartments LP	1.100%	9/15/26	1,390	1,260
	Mid-America Apartments LP	3.600%	6/1/27	3,315	3,185
	Mid-America Apartments LP	4.200%	6/15/28	1,853	1,806
	NNN REIT Inc.	4.000%	11/15/25	139	136
	NNN REIT Inc.	3.600%	12/15/26	4,907	4,687
	NNN REIT Inc.	3.500%	10/15/27	700	663
	NNN REIT Inc.	4.300%	10/15/28	2,577	2,492
	Omega Healthcare Investors Inc.	5.250%	1/15/26	4,302	4,274
	Omega Healthcare Investors Inc.	4.750%	1/15/28	5,325	5,139
	Piedmont Operating Partnership LP	9.250%	7/20/28	2,765	2,945
	Prologis LP	3.250%	10/1/26	4,743	4,539
	Prologis LP	2.125%	4/15/27	4,978	4,586
	Prologis LP	3.375%	12/15/27	1,598	1,517
	Prologis LP	4.875%	6/15/28	4,970	4,978
	Prologis LP	3.875%	9/15/28	826	795
	Prologis LP	4.000%	9/15/28	2,970	2,870
	Public Storage Operating Co.	0.875%	2/15/26	1,773	1,639
	Public Storage Operating Co.	1.500%	11/9/26	2,205	2,023
	Public Storage Operating Co.	3.094%	9/15/27	1,904	1,802
	Public Storage Operating Co.	1.850%	5/1/28	1,164	1,037
	Public Storage Operating Co.	1.950%	11/9/28	7,061	6,238
	Public Storage Operating Co.	5.125%	1/15/29	3,000	3,052
	Realty Income Corp.	3.875%	4/15/25	2,582	2,540
	Realty Income Corp.	4.625%	11/1/25	4,845	4,798
	Realty Income Corp.	0.750%	3/15/26	4,739	4,347
	Realty Income Corp.	4.875%	6/1/26	3,776	3,751
	Realty Income Corp.	4.125%	10/15/26	4,887	4,773
	Realty Income Corp.	3.000%	1/15/27	4,714	4,457
	Realty Income Corp.	3.200%	1/15/27	1,942	1,836
	Realty Income Corp.	3.950%	8/15/27	4,713	4,569
	Realty Income Corp.	3.400%	1/15/28	4,786	4,517
	Realty Income Corp.	3.650%	1/15/28	4,760	4,535
	Realty Income Corp.	2.100%	3/15/28	1,539	1,378
	Realty Income Corp.	2.200%	6/15/28	3,529	3,153

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Realty Income Corp.	4.750%	2/15/29	3,700	3,657
	Regency Centers LP	3.600%	2/1/27	4,060	3,908
	Regency Centers LP	4.125%	3/15/28	1,644	1,585
	Rexford Industrial Realty LP	5.000%	6/15/28	1,300	1,291
	Sabra Health Care LP	5.125%	8/15/26	4,822	4,781
	Simon Property Group LP	3.500%	9/1/25	6,041	5,899
	Simon Property Group LP	3.300%	1/15/26	4,439	4,293
	Simon Property Group LP	3.250%	11/30/26	1,573	1,504
	Simon Property Group LP	3.375%	6/15/27	4,025	3,840
	Simon Property Group LP	3.375%	12/1/27	3,747	3,550
	Simon Property Group LP	1.750%	2/1/28	4,670	4,162
	SITE Centers Corp.	3.625%	2/1/25	2,757	2,716
	SITE Centers Corp.	4.700%	6/1/27	4,945	4,873
	Store Capital LLC	4.500%	3/15/28	2,550	2,414
	Sun Communities Operating LP	2.300%	11/1/28	2,840	2,482
	Sun Communities Operating LP	5.500%	1/15/29	3,900	3,893
	Tanger Properties LP	3.125%	9/1/26	3,446	3,230
	Tanger Properties LP	3.875%	7/15/27	2,476	2,291
[3]	UDR Inc.	2.950%	9/1/26	2,672	2,523
[3]	UDR Inc.	4.400%	1/26/29	3,449	3,334
	Ventas Realty LP	3.250%	10/15/26	3,502	3,315
	Ventas Realty LP	3.850%	4/1/27	1,059	1,016
	Ventas Realty LP	4.000%	3/1/28	2,450	2,336
	Ventas Realty LP	4.400%	1/15/29	5,783	5,566
	VICI Properties LP	4.375%	5/15/25	4,565	4,491
	VICI Properties LP	4.750%	2/15/28	8,820	8,607
	Welltower OP LLC	4.000%	6/1/25	13,364	13,136
	Welltower OP LLC	4.250%	4/15/28	4,515	4,381
	Welltower OP LLC	4.125%	3/15/29	3,597	3,443
	Weyerhaeuser Co.	4.750%	5/15/26	2,619	2,594
	WP Carey Inc.	4.250%	10/1/26	2,355	2,303
					598,424
Technology (2.1%)
	Adobe Inc.	2.150%	2/1/27	9,003	8,405
	Analog Devices Inc.	2.950%	4/1/25	705	689
	Analog Devices Inc.	3.500%	12/5/26	8,769	8,471
	Analog Devices Inc.	3.450%	6/15/27	4,363	4,171
	Apple Inc.	1.125%	5/11/25	21,457	20,544
	Apple Inc.	3.200%	5/13/25	10,393	10,181
	Apple Inc.	0.550%	8/20/25	4,237	3,990
	Apple Inc.	0.700%	2/8/26	9,867	9,155
	Apple Inc.	3.250%	2/23/26	22,709	22,076
	Apple Inc.	2.450%	8/4/26	20,555	19,522
	Apple Inc.	2.050%	9/11/26	8,941	8,391
	Apple Inc.	3.350%	2/9/27	14,195	13,710
	Apple Inc.	3.200%	5/11/27	15,902	15,225
	Apple Inc.	3.000%	6/20/27	5,599	5,334
	Apple Inc.	3.000%	11/13/27	9,760	9,271
	Apple Inc.	1.200%	2/8/28	19,255	17,015
	Apple Inc.	4.000%	5/10/28	22,750	22,393
	Apple Inc.	1.400%	8/5/28	2,284	2,008
	Applied Materials Inc.	3.900%	10/1/25	4,853	4,775
	Applied Materials Inc.	3.300%	4/1/27	8,780	8,439
	Arrow Electronics Inc.	4.000%	4/1/25	2,538	2,493
	Arrow Electronics Inc.	3.875%	1/12/28	4,184	3,969
	Autodesk Inc.	4.375%	6/15/25	2,636	2,610
	Autodesk Inc.	3.500%	6/15/27	4,360	4,172
	Automatic Data Processing Inc.	3.375%	9/15/25	5,137	5,024

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Automatic Data Processing Inc.	1.700%	5/15/28	5,323	4,765
Avnet Inc.	4.625%	4/15/26	4,520	4,446
Avnet Inc.	6.250%	3/15/28	3,850	3,946
Block Financial LLC	5.250%	10/1/25	1,422	1,416
Broadcom Corp.	3.875%	1/15/27	17,285	16,744
Broadcom Corp.	3.500%	1/15/28	5,652	5,349
Broadcom Inc.	3.150%	11/15/25	6,626	6,411
Broadcom Inc.	3.459%	9/15/26	8,235	7,922
Broadcom Inc.	4.110%	9/15/28	4,151	4,009
Broadcom Inc.	4.750%	4/15/29	5,925	5,849
Broadridge Financial Solutions Inc.	3.400%	6/27/26	4,470	4,294
CDW LLC	4.125%	5/1/25	3,480	3,419
CDW LLC	2.670%	12/1/26	5,485	5,104
CDW LLC	3.250%	2/15/29	6,805	6,168
CGI Inc.	1.450%	9/14/26	4,423	4,026
Cintas Corp. No. 2	3.700%	4/1/27	8,888	8,632
Cisco Systems Inc.	2.950%	2/28/26	5,087	4,910
Cisco Systems Inc.	2.500%	9/20/26	9,076	8,596
Cisco Systems Inc.	4.800%	2/26/27	11,000	11,020
Cisco Systems Inc.	4.850%	2/26/29	18,525	18,666
Concentrix Corp.	6.650%	8/2/26	7,165	7,218
Concentrix Corp.	6.600%	8/2/28	5,625	5,688
Dell International LLC	5.850%	7/15/25	7,290	7,326
Dell International LLC	6.020%	6/15/26	16,023	16,231
Dell International LLC	4.900%	10/1/26	7,909	7,855
Dell International LLC	6.100%	7/15/27	3,950	4,066
Dell International LLC	5.250%	2/1/28	7,785	7,879
DXC Technology Co.	1.800%	9/15/26	2,231	2,032
DXC Technology Co.	2.375%	9/15/28	4,200	3,649
Equifax Inc.	2.600%	12/15/25	5,335	5,092
Equifax Inc.	5.100%	12/15/27	3,332	3,329
Equifax Inc.	5.100%	6/1/28	9,335	9,350
Fidelity National Information Services Inc.	1.150%	3/1/26	12,577	11,640
Fidelity National Information Services Inc.	1.650%	3/1/28	3,225	2,843
Fiserv Inc.	3.850%	6/1/25	4,555	4,467
Fiserv Inc.	3.200%	7/1/26	17,000	16,292
Fiserv Inc.	2.250%	6/1/27	3,651	3,354
Fiserv Inc.	5.450%	3/2/28	7,350	7,442
Fiserv Inc.	5.375%	8/21/28	1,764	1,782
Fiserv Inc.	4.200%	10/1/28	5,961	5,753
Flex Ltd.	4.750%	6/15/25	1,777	1,758
Flex Ltd.	3.750%	2/1/26	3,800	3,686
Fortinet Inc.	1.000%	3/15/26	3,100	2,852
Global Payments Inc.	1.200%	3/1/26	4,663	4,315
Global Payments Inc.	4.800%	4/1/26	5,472	5,414
Global Payments Inc.	2.150%	1/15/27	4,714	4,348
Global Payments Inc.	4.950%	8/15/27	2,249	2,232
Harman International Industries Inc.	4.150%	5/15/25	3,372	3,323
Hewlett Packard Enterprise Co.	4.900%	10/15/25	11,378	11,303
Hewlett Packard Enterprise Co.	1.750%	4/1/26	4,525	4,225
Hewlett Packard Enterprise Co.	5.250%	7/1/28	7,115	7,176
HP Inc.	2.200%	6/17/25	7,534	7,248
HP Inc.	1.450%	6/17/26	3,401	3,139
HP Inc.	3.000%	6/17/27	9,042	8,500
HP Inc.	4.750%	1/15/28	13,550	13,466
Hubbell Inc.	3.350%	3/1/26	2,557	2,471
IBM International Capital Pte. Ltd.	4.600%	2/5/29	8,500	8,383
Intel Corp.	3.700%	7/29/25	19,900	19,506

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Intel Corp.	2.600%	5/19/26	5,499	5,235
	Intel Corp.	3.750%	3/25/27	10,146	9,850
	Intel Corp.	3.150%	5/11/27	4,216	4,006
	Intel Corp.	3.750%	8/5/27	9,260	8,951
	Intel Corp.	4.875%	2/10/28	19,314	19,369
	Intel Corp.	1.600%	8/12/28	2,800	2,456
	International Business Machines Corp.	7.000%	10/30/25	7,165	7,383
	International Business Machines Corp.	3.450%	2/19/26	6,245	6,072
	International Business Machines Corp.	3.300%	5/15/26	15,541	14,993
	International Business Machines Corp.	3.300%	1/27/27	3,298	3,165
	International Business Machines Corp.	1.700%	5/15/27	8,939	8,112
	International Business Machines Corp.	6.220%	8/1/27	3,495	3,649
	International Business Machines Corp.	4.500%	2/6/28	10,135	10,042
	Intuit Inc.	0.950%	7/15/25	3,088	2,926
	Intuit Inc.	5.125%	9/15/28	4,800	4,886
	Jabil Inc.	4.250%	5/15/27	4,270	4,140
	Jabil Inc.	5.450%	2/1/29	2,000	2,011
	Juniper Networks Inc.	1.200%	12/10/25	3,136	2,910
	KLA Corp.	4.100%	3/15/29	2,640	2,579
	Kyndryl Holdings Inc.	2.050%	10/15/26	4,678	4,285
	Kyndryl Holdings Inc.	2.700%	10/15/28	2,221	1,968
	Lam Research Corp.	3.750%	3/15/26	9,112	8,903
	Lam Research Corp.	4.000%	3/15/29	5,900	5,723
	Leidos Inc.	3.625%	5/15/25	4,502	4,401
	Marvell Technology Inc.	1.650%	4/15/26	2,658	2,473
	Marvell Technology Inc.	2.450%	4/15/28	4,900	4,417
[3]	Marvell Technology Inc.	4.875%	6/22/28	3,300	3,258
	Marvell Technology Inc.	5.750%	2/15/29	2,500	2,561
	Microchip Technology Inc.	4.250%	9/1/25	8,626	8,489
	Microchip Technology Inc.	5.050%	3/15/29	5,870	5,874
	Micron Technology Inc.	4.975%	2/6/26	70	70
	Micron Technology Inc.	4.185%	2/15/27	9,112	8,881
	Micron Technology Inc.	5.375%	4/15/28	5,400	5,452
	Microsoft Corp.	3.125%	11/3/25	24,550	23,922
	Microsoft Corp.	2.400%	8/8/26	14,705	13,954
[5]	Microsoft Corp.	3.400%	9/15/26	8,292	8,030
	Microsoft Corp.	3.300%	2/6/27	25,687	24,895
	Moody's Corp.	4.250%	2/1/29	1,073	1,046
	Motorola Solutions Inc.	4.600%	2/23/28	4,834	4,768
	NetApp Inc.	1.875%	6/22/25	5,576	5,333
	NetApp Inc.	2.375%	6/22/27	2,065	1,898
	Nokia OYJ	4.375%	6/12/27	3,615	3,482
	Nordson Corp.	5.600%	9/15/28	1,990	2,029
	NVIDIA Corp.	3.200%	9/16/26	7,912	7,639
	NXP BV	2.700%	5/1/25	4,542	4,409
	NXP BV	5.350%	3/1/26	3,808	3,809
	NXP BV	3.875%	6/18/26	4,784	4,643
	NXP BV	3.150%	5/1/27	5,673	5,361
	NXP BV	4.400%	6/1/27	3,120	3,060
	Oracle Corp.	2.500%	4/1/25	25,857	25,079
	Oracle Corp.	2.950%	5/15/25	9,062	8,824
	Oracle Corp.	1.650%	3/25/26	25,962	24,235
	Oracle Corp.	2.650%	7/15/26	22,849	21,628
	Oracle Corp.	2.800%	4/1/27	20,383	19,121
	Oracle Corp.	2.300%	3/25/28	18,565	16,758
	PayPal Holdings Inc.	1.650%	6/1/25	7,140	6,851
	PayPal Holdings Inc.	2.650%	10/1/26	7,890	7,450
	PayPal Holdings Inc.	3.900%	6/1/27	579	563

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	QUALCOMM Inc.	3.450%	5/20/25	5,530	5,427
	QUALCOMM Inc.	3.250%	5/20/27	16,816	16,115
	RELX Capital Inc.	4.000%	3/18/29	5,580	5,357
	Roper Technologies Inc.	1.000%	9/15/25	4,754	4,471
	Roper Technologies Inc.	3.850%	12/15/25	1,825	1,786
	Roper Technologies Inc.	3.800%	12/15/26	1,624	1,574
	Roper Technologies Inc.	4.200%	9/15/28	5,300	5,148
	S&P Global Inc.	2.950%	1/22/27	4,029	3,826
	S&P Global Inc.	2.450%	3/1/27	7,158	6,701
	S&P Global Inc.	4.750%	8/1/28	4,600	4,594
	S&P Global Inc.	2.700%	3/1/29	7,200	6,543
	Salesforce Inc.	3.700%	4/11/28	7,063	6,852
	Salesforce Inc.	1.500%	7/15/28	5,019	4,416
	Skyworks Solutions Inc.	1.800%	6/1/26	5,068	4,703
	TD SYNNEX Corp.	1.750%	8/9/26	4,627	4,229
	Texas Instruments Inc.	1.125%	9/15/26	3,660	3,346
	Texas Instruments Inc.	4.600%	2/15/28	3,980	3,983
	TSMC Arizona Corp.	1.750%	10/25/26	4,410	4,061
	TSMC Arizona Corp.	3.875%	4/22/27	7,440	7,218
	Verisk Analytics Inc.	4.000%	6/15/25	4,907	4,819
	Verisk Analytics Inc.	4.125%	3/15/29	3,520	3,388
	VMware LLC	4.500%	5/15/25	8,982	8,894
	VMware LLC	1.400%	8/15/26	13,768	12,573
	VMware LLC	4.650%	5/15/27	4,980	4,897
	VMware LLC	3.900%	8/21/27	9,792	9,382
	VMware LLC	1.800%	8/15/28	3,228	2,813
	Workday Inc.	3.500%	4/1/27	8,161	7,813
					1,207,564
Utilities (1.7%)
	AEP Transmission Co. LLC	3.100%	12/1/26	4,836	4,599
	AES Corp.	1.375%	1/15/26	4,223	3,910
	AES Corp.	5.450%	6/1/28	7,000	6,987
	Alabama Power Co.	3.750%	9/1/27	4,196	4,041
	Algonquin Power & Utilities Corp.	5.365%	6/15/26	4,000	3,978
	Ameren Corp.	3.650%	2/15/26	4,120	3,986
	Ameren Corp.	5.700%	12/1/26	1,710	1,733
	Ameren Corp.	1.950%	3/15/27	1,890	1,739
	Ameren Corp.	1.750%	3/15/28	4,066	3,588
[3]	American Electric Power Co. Inc.	1.000%	11/1/25	1,747	1,629
	American Electric Power Co. Inc.	5.750%	11/1/27	2,201	2,250
[3]	American Electric Power Co. Inc.	4.300%	12/1/28	5,000	4,835
	American Electric Power Co. Inc.	5.200%	1/15/29	5,080	5,091
	American Electric Power Co. Inc.	3.875%	2/15/62	5,105	4,616
	American Water Capital Corp.	2.950%	9/1/27	6,163	5,764
	American Water Capital Corp.	3.750%	9/1/28	4,000	3,821
	Appalachian Power Co.	3.400%	6/1/25	2,011	1,961
[3]	Appalachian Power Co.	3.300%	6/1/27	1,059	1,001
	Arizona Public Service Co.	3.150%	5/15/25	2,282	2,220
	Atmos Energy Corp.	3.000%	6/15/27	4,268	4,026
	Avangrid Inc.	3.200%	4/15/25	3,857	3,759
	Baltimore Gas & Electric Co.	2.400%	8/15/26	2,475	2,335
	Berkshire Hathaway Energy Co.	4.050%	4/15/25	4,794	4,731
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	4,768	4,498
	Black Hills Corp.	3.950%	1/15/26	4,310	4,198
	Black Hills Corp.	3.150%	1/15/27	4,000	3,782
	Black Hills Corp.	5.950%	3/15/28	2,500	2,579
[3]	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	2,350	2,216
[3]	CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	3,630	3,451

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CenterPoint Energy Houston Electric LLC	5.200%	10/1/28	5,141	5,231
	CenterPoint Energy Inc.	1.450%	6/1/26	1,363	1,259
	CenterPoint Energy Inc.	5.250%	8/10/26	2,000	2,004
	CenterPoint Energy Resources Corp.	5.250%	3/1/28	12,793	12,923
	Cleco Corporate Holdings LLC	3.743%	5/1/26	4,440	4,273
	CMS Energy Corp.	3.000%	5/15/26	3,865	3,685
	Commonwealth Edison Co.	2.550%	6/15/26	4,187	3,974
[3]	Connecticut Light & Power Co.	0.750%	12/1/25	6,773	6,309
[3]	Connecticut Light & Power Co.	3.200%	3/15/27	4,387	4,189
[3]	Consolidated Edison Co. of New York Inc.	4.000%	12/1/28	7,761	7,558
	Constellation Energy Generation LLC	3.250%	6/1/25	7,859	7,680
	Constellation Energy Generation LLC	5.600%	3/1/28	2,721	2,772
	Consumers Energy Co.	4.650%	3/1/28	5,901	5,867
	Consumers Energy Co.	4.900%	2/15/29	3,600	3,611
	Consumers Energy Co.	4.600%	5/30/29	5,000	4,943
	Dominion Energy Inc.	3.900%	10/1/25	8,561	8,372
[3]	Dominion Energy Inc.	1.450%	4/15/26	5,512	5,104
[3]	Dominion Energy Inc.	2.850%	8/15/26	6,359	6,009
[3]	Dominion Energy Inc.	3.600%	3/15/27	1,455	1,396
	DTE Electric Co.	4.850%	12/1/26	2,900	2,899
[3]	DTE Energy Co.	1.050%	6/1/25	5,870	5,574
	DTE Energy Co.	2.850%	10/1/26	4,634	4,383
	DTE Energy Co.	4.875%	6/1/28	3,050	3,018
	DTE Energy Co.	5.100%	3/1/29	2,900	2,889
	Duke Energy Carolinas LLC	2.950%	12/1/26	6,018	5,732
	Duke Energy Carolinas LLC	2.450%	8/15/29	7,500	6,646
	Duke Energy Corp.	0.900%	9/15/25	2,534	2,379
	Duke Energy Corp.	5.000%	12/8/25	2,275	2,268
	Duke Energy Corp.	2.650%	9/1/26	4,125	3,893
	Duke Energy Corp.	5.000%	12/8/27	7,375	7,365
	Duke Energy Corp.	4.300%	3/15/28	5,165	5,045
	Duke Energy Corp.	3.250%	1/15/82	2,082	1,856
	Duke Energy Florida LLC	3.200%	1/15/27	6,065	5,791
	Duke Energy Progress LLC	3.700%	9/1/28	3,625	3,468
	Duke Energy Progress LLC	3.450%	3/15/29	5,500	5,174
	Edison International	4.950%	4/15/25	2,408	2,387
	Edison International	5.250%	11/15/28	5,080	5,069
	Emera US Finance LP	3.550%	6/15/26	5,067	4,862
	Enel Americas SA	4.000%	10/25/26	4,712	4,515
	Enel Chile SA	4.875%	6/12/28	6,850	6,672
	Entergy Arkansas LLC	3.500%	4/1/26	3,466	3,366
	Entergy Corp.	0.900%	9/15/25	4,865	4,562
	Entergy Corp.	2.950%	9/1/26	8,604	8,173
	Entergy Louisiana LLC	2.400%	10/1/26	4,902	4,592
	Entergy Texas Inc.	4.000%	3/30/29	1,750	1,677
	Evergy Kansas Central Inc.	2.550%	7/1/26	1,838	1,743
	Evergy Kansas Central Inc.	3.100%	4/1/27	4,712	4,481
[3]	Eversource Energy	1.400%	8/15/26	3,330	3,035
	Eversource Energy	4.600%	7/1/27	4,690	4,613
[3]	Eversource Energy	3.300%	1/15/28	2,750	2,570
	Eversource Energy	5.450%	3/1/28	17,435	17,650
	Eversource Energy	5.950%	2/1/29	3,030	3,127
[3]	Exelon Corp.	3.950%	6/15/25	10,021	9,836
	Exelon Corp.	3.400%	4/15/26	6,257	6,050
	Exelon Corp.	2.750%	3/15/27	6,251	5,852
	Exelon Corp.	5.150%	3/15/28	5,870	5,885
	Exelon Corp.	5.150%	3/15/29	3,000	3,008
	Florida Power & Light Co.	2.850%	4/1/25	3,583	3,497

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Power & Light Co.	3.125%	12/1/25	5,545	5,384
	Florida Power & Light Co.	4.450%	5/15/26	4,115	4,076
	Florida Power & Light Co.	5.050%	4/1/28	11,204	11,332
	Florida Power & Light Co.	4.400%	5/15/28	15,290	15,125
	Fortis Inc.	3.055%	10/4/26	5,107	4,835
	Georgia Power Co.	5.004%	2/23/27	3,000	3,004
	Georgia Power Co.	3.250%	3/30/27	4,533	4,319
	Georgia Power Co.	4.650%	5/16/28	12,390	12,267
	Interstate Power & Light Co.	4.100%	9/26/28	4,000	3,841
	ITC Holdings Corp.	3.250%	6/30/26	2,947	2,823
[3]	Louisville Gas & Electric Co.	3.300%	10/1/25	509	495
	Mississippi Power Co.	3.950%	3/30/28	2,250	2,162
	National Fuel Gas Co.	5.200%	7/15/25	2,448	2,435
	National Fuel Gas Co.	5.500%	1/15/26	5,257	5,244
	National Fuel Gas Co.	5.500%	10/1/26	1,925	1,925
	National Fuel Gas Co.	4.750%	9/1/28	2,000	1,945
	National Grid plc	5.602%	6/12/28	4,050	4,129
[3]	National Rural Utilities Cooperative Finance Corp.	3.450%	6/15/25	2,606	2,550
	National Rural Utilities Cooperative Finance Corp.	5.450%	10/30/25	4,656	4,672
[3]	National Rural Utilities Cooperative Finance Corp.	3.250%	11/1/25	4,243	4,117
[3]	National Rural Utilities Cooperative Finance Corp.	1.000%	6/15/26	3,708	3,397
[3]	National Rural Utilities Cooperative Finance Corp.	4.800%	2/5/27	1,800	1,801
	National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/27	5,545	5,252
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	4,324	4,097
	National Rural Utilities Cooperative Finance Corp.	4.800%	3/15/28	3,925	3,921
[3]	National Rural Utilities Cooperative Finance Corp.	5.050%	9/15/28	5,250	5,281
[3]	National Rural Utilities Cooperative Finance Corp.	4.850%	2/7/29	3,840	3,838
[3]	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	3,150	3,072
	NextEra Energy Capital Holdings Inc.	4.450%	6/20/25	3,606	3,563
	NextEra Energy Capital Holdings Inc.	5.749%	9/1/25	5,905	5,931
	NextEra Energy Capital Holdings Inc.	1.875%	1/15/27	9,966	9,125
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	13,090	12,490
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/27	11,175	11,029
	NextEra Energy Capital Holdings Inc.	4.900%	2/28/28	8,725	8,696
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	5,895	5,222
	NextEra Energy Capital Holdings Inc.	6.700%	9/1/54	2,500	2,512
	NextEra Energy Capital Holdings Inc.	3.800%	3/15/82	4,865	4,422
	NiSource Inc.	0.950%	8/15/25	6,626	6,236
	NiSource Inc.	3.490%	5/15/27	9,268	8,839
	NiSource Inc.	5.250%	3/30/28	7,005	7,057
	NSTAR Electric Co.	3.200%	5/15/27	3,880	3,704
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	1,457	1,424
	Oncor Electric Delivery Co. LLC	0.550%	10/1/25	3,125	2,925
	Oncor Electric Delivery Co. LLC	4.300%	5/15/28	7,500	7,338
	ONE Gas Inc.	5.100%	4/1/29	1,500	1,512
	Pacific Gas & Electric Co.	3.500%	6/15/25	9,311	9,067
	Pacific Gas & Electric Co.	3.450%	7/1/25	10,397	10,115
	Pacific Gas & Electric Co.	3.150%	1/1/26	17,485	16,810

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pacific Gas & Electric Co.	2.950%	3/1/26	2,435	2,325
	Pacific Gas & Electric Co.	2.100%	8/1/27	5,125	4,614
	Pacific Gas & Electric Co.	3.300%	12/1/27	4,915	4,565
	Pacific Gas & Electric Co.	3.750%	7/1/28	4,495	4,207
	Pacific Gas & Electric Co.	6.100%	1/15/29	6,409	6,601
	Pacific Gas & Electric Co.	5.550%	5/15/29	5,000	5,043
	PECO Energy Co.	3.150%	10/15/25	3,211	3,125
	Pinnacle West Capital Corp.	1.300%	6/15/25	4,850	4,600
	PPL Capital Funding Inc.	3.100%	5/15/26	4,960	4,742
[3]	Public Service Electric & Gas Co.	3.000%	5/15/25	2,707	2,642
[3]	Public Service Electric & Gas Co.	0.950%	3/15/26	1,024	950
[3]	Public Service Electric & Gas Co.	3.000%	5/15/27	2,032	1,922
[3]	Public Service Electric & Gas Co.	3.650%	9/1/28	4,000	3,821
	Public Service Enterprise Group Inc.	0.800%	8/15/25	7,972	7,491
	Public Service Enterprise Group Inc.	5.850%	11/15/27	3,680	3,769
	Public Service Enterprise Group Inc.	5.875%	10/15/28	4,050	4,171
	Public Service Enterprise Group Inc.	5.200%	4/1/29	3,700	3,701
	Puget Energy Inc.	3.650%	5/15/25	4,880	4,763
	Puget Energy Inc.	2.379%	6/15/28	2,963	2,642
	San Diego Gas & Electric Co.	2.500%	5/15/26	4,102	3,899
	San Diego Gas & Electric Co.	4.950%	8/15/28	3,617	3,631
	Sempra	3.300%	4/1/25	4,835	4,729
	Sempra	3.250%	6/15/27	4,523	4,261
	Sempra	3.400%	2/1/28	3,958	3,740
	Sempra	4.125%	4/1/52	4,990	4,603
	Sierra Pacific Power Co.	2.600%	5/1/26	6,344	6,026
[3]	Southern California Edison Co.	3.700%	8/1/25	10,137	9,913
[3]	Southern California Edison Co.	1.200%	2/1/26	3,125	2,903
	Southern California Edison Co.	5.350%	3/1/26	4,500	4,507
	Southern California Edison Co.	4.875%	2/1/27	2,500	2,492
	Southern California Edison Co.	5.850%	11/1/27	4,813	4,938
	Southern California Edison Co.	5.300%	3/1/28	8,304	8,397
	Southern California Edison Co.	5.650%	10/1/28	5,044	5,191
	Southern California Edison Co.	5.150%	6/1/29	5,000	5,017
	Southern California Gas Co.	3.200%	6/15/25	3,765	3,682
[3]	Southern California Gas Co.	2.600%	6/15/26	4,995	4,741
	Southern California Gas Co.	2.950%	4/15/27	5,595	5,277
	Southern Co.	5.150%	10/6/25	1,987	1,984
	Southern Co.	3.250%	7/1/26	11,647	11,196
	Southern Co.	4.850%	6/15/28	3,975	3,956
	Southern Co.	5.500%	3/15/29	5,700	5,811
[3]	Southern Co.	4.000%	1/15/51	9,159	8,816
[3]	Southern Co.	3.750%	9/15/51	7,210	6,743
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	1,974	1,890
	Southern Power Co.	4.150%	12/1/25	1,561	1,535
	Southern Power Co.	0.900%	1/15/26	1,125	1,041
	Southwest Gas Corp.	5.800%	12/1/27	1,305	1,333
	Southwest Gas Corp.	5.450%	3/23/28	2,166	2,199
[3]	Southwestern Electric Power Co.	1.650%	3/15/26	5,294	4,938
[3]	Southwestern Electric Power Co.	2.750%	10/1/26	3,133	2,937
[3]	Southwestern Electric Power Co.	4.100%	9/15/28	4,150	3,976
	Tampa Electric Co.	4.900%	3/1/29	2,500	2,502
	Union Electric Co.	2.950%	6/15/27	3,524	3,318
	Union Electric Co.	3.500%	3/15/29	5,000	4,693
	United Utilities plc	6.875%	8/15/28	3,000	3,186
[3]	Virginia Electric & Power Co.	3.100%	5/15/25	5,993	5,846
[3]	Virginia Electric & Power Co.	3.150%	1/15/26	8,582	8,288
[3]	Virginia Electric & Power Co.	2.950%	11/15/26	4,817	4,579

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Virginia Electric & Power Co.	3.500%	3/15/27	8,843	8,494
	WEC Energy Group Inc.	3.550%	6/15/25	1,043	1,016
	WEC Energy Group Inc.	5.000%	9/27/25	1,500	1,492
	WEC Energy Group Inc.	4.750%	1/9/26	1,655	1,640
	WEC Energy Group Inc.	5.600%	9/12/26	2,905	2,938
	WEC Energy Group Inc.	5.150%	10/1/27	4,757	4,763
	WEC Energy Group Inc.	4.750%	1/15/28	12,664	12,591
	WEC Energy Group Inc.	2.200%	12/15/28	1,915	1,692
	Wisconsin Public Service Corp.	5.350%	11/10/25	1,000	1,004
	Xcel Energy Inc.	3.300%	6/1/25	5,880	5,722
	Xcel Energy Inc.	3.350%	12/1/26	2,714	2,574
	Xcel Energy Inc.	1.750%	3/15/27	4,846	4,366
	Xcel Energy Inc.	4.000%	6/15/28	4,036	3,848
					957,989
Total Corporate Bonds (Cost $15,606,895)					15,191,468
Sovereign Bonds (5.3%)
[3]	African Development Bank	0.875%	3/23/26	22,845	21,191
[3]	African Development Bank	0.875%	7/22/26	12,253	11,245
	African Development Bank	4.625%	1/4/27	10,173	10,186
	African Development Bank	4.125%	2/25/27	12,000	11,857
[3]	African Development Bank	4.375%	11/3/27	18,975	18,902
	African Development Bank	4.375%	3/14/28	18,825	18,763
	Asian Development Bank	0.625%	4/29/25	53,695	51,211
[3]	Asian Development Bank	2.875%	5/6/25	31,665	30,932
[3]	Asian Development Bank	4.625%	6/13/25	11,035	10,983
[3]	Asian Development Bank	0.375%	9/3/25	18,319	17,183
	Asian Development Bank	4.250%	1/9/26	32,647	32,353
[3]	Asian Development Bank	0.500%	2/4/26	26,154	24,206
[3]	Asian Development Bank	1.000%	4/14/26	11,608	10,779
[3]	Asian Development Bank	2.000%	4/24/26	20,968	19,862
[3]	Asian Development Bank	2.625%	1/12/27	5,556	5,281
[3]	Asian Development Bank	4.125%	1/12/27	19,325	19,116
[3]	Asian Development Bank	1.500%	1/20/27	20,842	19,195
[3]	Asian Development Bank	3.125%	8/20/27	27,655	26,481
[3]	Asian Development Bank	3.750%	4/25/28	21,510	20,972
[3]	Asian Development Bank	4.500%	8/25/28	23,390	23,518
[3]	Asian Development Bank	4.375%	3/6/29	16,475	16,495
	Asian Infrastructure Investment Bank	0.500%	5/28/25	20,320	19,273
	Asian Infrastructure Investment Bank	3.375%	6/29/25	15,040	14,732
	Asian Infrastructure Investment Bank	0.500%	1/27/26	26,235	24,286
	Asian Infrastructure Investment Bank	4.875%	9/14/26	12,130	12,192
	Asian Infrastructure Investment Bank	3.750%	9/14/27	9,290	9,059
	Asian Infrastructure Investment Bank	4.000%	1/18/28	18,500	18,177
	Asian Infrastructure Investment Bank	4.125%	1/18/29	8,925	8,832
	Canadian Government Bond	2.875%	4/28/25	11,605	11,342
	Canadian Government Bond	0.750%	5/19/26	31,360	28,887
	Canadian Government Bond	3.750%	4/26/28	20,342	19,840
	Corp. Andina de Fomento	1.625%	9/23/25	7,520	7,115
	Corp. Andina de Fomento	5.250%	11/21/25	15,680	15,621
	Corp. Andina de Fomento	4.750%	4/1/26	5,225	5,163
	Corp. Andina de Fomento	2.250%	2/8/27	5,790	5,337
	Corp. Andina de Fomento	6.000%	4/26/27	7,000	7,159
	Corp. Andina de Fomento	5.000%	1/24/29	3,100	3,091
	Council of Europe Development Bank	3.000%	6/16/25	3,900	3,804
	Council of Europe Development Bank	3.750%	5/25/26	8,150	7,993
	Council of Europe Development Bank	0.875%	9/22/26	6,695	6,114
	Council of Europe Development Bank	3.625%	1/26/28	11,710	11,365

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Council of Europe Development Bank	4.125%	1/24/29	3,350	3,317
	Equinor ASA	2.875%	4/6/25	12,960	12,654
	Equinor ASA	1.750%	1/22/26	8,774	8,295
	Equinor ASA	3.000%	4/6/27	1,117	1,061
	Equinor ASA	7.250%	9/23/27	490	527
	European Bank for Reconstruction & Development	0.500%	5/19/25	22,106	20,999
[3]	European Bank for Reconstruction & Development	0.500%	11/25/25	10,760	10,024
[3]	European Bank for Reconstruction & Development	0.500%	1/28/26	21,005	19,454
[3]	European Bank for Reconstruction & Development	4.375%	3/9/28	6,420	6,405
	European Bank for Reconstruction & Development	4.125%	1/25/29	6,420	6,358
	European Investment Bank	0.625%	7/25/25	38,200	36,123
	European Investment Bank	2.750%	8/15/25	28,160	27,355
	European Investment Bank	0.375%	12/15/25	15,665	14,541
	European Investment Bank	0.375%	3/26/26	39,601	36,396
	European Investment Bank	2.125%	4/13/26	18,161	17,264
	European Investment Bank	0.750%	10/26/26	7,177	6,523
[3]	European Investment Bank	1.375%	3/15/27	25,944	23,728
	European Investment Bank	4.375%	3/19/27	23,775	23,692
	European Investment Bank	0.625%	10/21/27	740	648
	European Investment Bank	3.250%	11/15/27	5,346	5,134
	European Investment Bank	3.875%	3/15/28	35,605	34,921
	European Investment Bank	4.500%	10/16/28	22,330	22,472
	European Investment Bank	4.000%	2/15/29	17,475	17,220
[6]	Export Development Canada	3.375%	8/26/25	20,585	20,150
[6]	Export Development Canada	4.375%	6/29/26	21,150	21,014
[6]	Export Development Canada	3.000%	5/25/27	17,705	16,920
[6]	Export Development Canada	3.875%	2/14/28	17,625	17,265
[6]	Export Development Canada	4.125%	2/13/29	20,100	19,909
	Export-Import Bank of Korea	5.375%	9/18/25	3,482	3,494
	Export-Import Bank of Korea	3.250%	11/10/25	11,205	10,888
	Export-Import Bank of Korea	4.875%	1/11/26	3,600	3,594
	Export-Import Bank of Korea	0.625%	2/9/26	3,050	2,817
	Export-Import Bank of Korea	2.625%	5/26/26	12,270	11,686
	Export-Import Bank of Korea	3.250%	8/12/26	4,270	4,108
	Export-Import Bank of Korea	1.125%	12/29/26	6,787	6,134
	Export-Import Bank of Korea	4.625%	1/11/27	2,000	1,990
	Export-Import Bank of Korea	1.625%	1/18/27	6,640	6,083
	Export-Import Bank of Korea	2.375%	4/21/27	4,590	4,269
	Export-Import Bank of Korea	4.250%	9/15/27	6,430	6,305
	Export-Import Bank of Korea	5.000%	1/11/28	4,595	4,642
	Export-Import Bank of Korea	5.125%	9/18/28	5,800	5,904
	Export-Import Bank of Korea	4.500%	1/11/29	2,435	2,419
	Inter-American Development Bank	0.875%	4/3/25	13,248	12,702
	Inter-American Development Bank	0.625%	7/15/25	20,345	19,245
[3]	Inter-American Development Bank	0.875%	4/20/26	28,594	26,478
[3]	Inter-American Development Bank	4.500%	5/15/26	19,911	19,833
[3]	Inter-American Development Bank	2.000%	6/2/26	16,130	15,243
	Inter-American Development Bank	2.000%	7/23/26	9,467	8,925
	Inter-American Development Bank	4.375%	2/1/27	14,005	13,945
	Inter-American Development Bank	2.375%	7/7/27	26,140	24,464
	Inter-American Development Bank	4.000%	1/12/28	33,900	33,368
	Inter-American Development Bank	4.125%	2/15/29	15,555	15,413
	Inter-American Investment Corp.	4.125%	2/15/28	9,125	8,966
	Inter-American Investment Corp.	4.750%	9/19/28	3,350	3,381

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Inter-American Investment Corp.	4.250%	2/14/29	5,600	5,544
[3]	International Bank for Reconstruction & Development	2.125%	3/3/25	5,767	5,611
	International Bank for Reconstruction & Development	0.625%	4/22/25	67,440	64,381
	International Bank for Reconstruction & Development	0.375%	7/28/25	43,683	41,141
[3]	International Bank for Reconstruction & Development	2.500%	7/29/25	21,049	20,389
	International Bank for Reconstruction & Development	0.500%	10/28/25	51,589	48,206
[3]	International Bank for Reconstruction & Development	3.125%	11/20/25	3,263	3,175
	International Bank for Reconstruction & Development	0.875%	7/15/26	17,064	15,694
[3]	International Bank for Reconstruction & Development	1.875%	10/27/26	11,828	11,062
	International Bank for Reconstruction & Development	3.125%	6/15/27	19,835	19,044
	International Bank for Reconstruction & Development	0.750%	11/24/27	39,035	34,222
	International Bank for Reconstruction & Development	3.500%	7/12/28	33,110	31,999
	International Bank for Reconstruction & Development	4.625%	8/1/28	28,720	29,025
[3]	International Finance Corp.	0.375%	7/16/25	13,260	12,505
[3]	International Finance Corp.	3.625%	9/15/25	19,260	18,910
[3]	International Finance Corp.	2.125%	4/7/26	6,104	5,805
[3]	International Finance Corp.	0.750%	10/8/26	6,035	5,494
[3]	International Finance Corp.	4.375%	1/15/27	6,365	6,340
[3]	International Finance Corp.	4.500%	7/13/28	8,441	8,488
[7]	Japan Bank for International Cooperation	2.875%	4/14/25	4,590	4,478
[3,7]	Japan Bank for International Cooperation	2.500%	5/28/25	6,509	6,307
[7]	Japan Bank for International Cooperation	0.625%	7/15/25	22,193	20,936
[7]	Japan Bank for International Cooperation	3.875%	9/16/25	9,540	9,369
[3,7]	Japan Bank for International Cooperation	2.750%	1/21/26	6,625	6,369
[7]	Japan Bank for International Cooperation	4.250%	1/26/26	20,265	20,004
[3,7]	Japan Bank for International Cooperation	2.375%	4/20/26	7,405	7,036
[7]	Japan Bank for International Cooperation	4.250%	4/27/26	10,595	10,449
[7]	Japan Bank for International Cooperation	1.875%	7/21/26	3,591	3,358
[3,7]	Japan Bank for International Cooperation	2.250%	11/4/26	11,067	10,382
[7]	Japan Bank for International Cooperation	2.875%	6/1/27	13,870	13,119
[7]	Japan Bank for International Cooperation	2.875%	7/21/27	8,825	8,326
[7]	Japan Bank for International Cooperation	4.375%	10/5/27	7,200	7,121
[7]	Japan Bank for International Cooperation	2.750%	11/16/27	13,195	12,333
[7]	Japan Bank for International Cooperation	4.625%	7/19/28	5,070	5,069
[7]	Japan Bank for International Cooperation	4.875%	10/18/28	1,350	1,365
[7]	Japan International Cooperation Agency	2.750%	4/27/27	4,909	4,622
[7]	Japan International Cooperation Agency	3.250%	5/25/27	10,070	9,601
[7]	Japan International Cooperation Agency	4.000%	5/23/28	5,350	5,193
[8]	KFW	2.000%	5/2/25	13,365	12,934
[8]	KFW	3.125%	6/10/25	19,250	18,830
[8]	KFW	0.375%	7/18/25	28,668	27,027
[8]	KFW	5.125%	9/29/25	16,385	16,434
[8]	KFW	0.625%	1/22/26	36,363	33,783
[8]	KFW	3.625%	4/1/26	26,055	25,518
[8]	KFW	4.625%	8/7/26	28,414	28,410
[8]	KFW	1.000%	10/1/26	12,005	11,009
[8]	KFW	4.375%	3/1/27	20,550	20,470

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	KFW	3.000%	5/20/27	26,635	25,473
[8]	KFW	3.750%	2/15/28	30,850	30,108
[8]	KFW	3.875%	6/15/28	30,400	29,779
[8]	KFW	4.000%	3/15/29	19,825	19,524
	Korea Development Bank	4.000%	9/8/25	2,075	2,040
	Korea Development Bank	3.375%	9/16/25	11,360	11,068
	Korea Development Bank	3.000%	1/13/26	12,015	11,613
	Korea Development Bank	2.000%	9/12/26	7,255	6,760
	Korea Development Bank	5.375%	10/23/26	4,375	4,417
	Korea Development Bank	4.625%	2/15/27	2,675	2,661
	Korea Development Bank	1.375%	4/25/27	6,440	5,806
	Korea Development Bank	4.375%	2/15/28	13,525	13,367
	Korea Development Bank	5.375%	10/23/28	3,000	3,081
	Korea Development Bank	4.500%	2/15/29	3,000	2,979
[3,8]	Landwirtschaftliche Rentenbank	0.500%	5/27/25	18,050	17,132
[8]	Landwirtschaftliche Rentenbank	2.375%	6/10/25	15,653	15,170
[8]	Landwirtschaftliche Rentenbank	0.875%	3/30/26	7,150	6,629
[3,8]	Landwirtschaftliche Rentenbank	1.750%	7/27/26	9,708	9,096
[3,8]	Landwirtschaftliche Rentenbank	3.875%	6/14/28	7,430	7,271
	Nordic Investment Bank	0.375%	9/11/25	9,715	9,107
	Nordic Investment Bank	5.000%	10/15/25	4,455	4,463
[3]	Nordic Investment Bank	0.500%	1/21/26	13,200	12,233
	Nordic Investment Bank	3.375%	9/8/27	385	371
	Nordic Investment Bank	4.375%	3/14/28	18,435	18,375
	Nordic Investment Bank	4.250%	2/28/29	7,525	7,496
[9]	Oesterreichische Kontrollbank AG	0.375%	9/17/25	23,840	22,318
[9]	Oesterreichische Kontrollbank AG	4.125%	1/20/26	5,735	5,666
[3,9]	Oesterreichische Kontrollbank AG	0.500%	2/2/26	7,221	6,679
[9]	Oesterreichische Kontrollbank AG	5.000%	10/23/26	4,935	4,979
[9]	Oesterreichische Kontrollbank AG	3.625%	9/9/27	11,575	11,246
[9]	Oesterreichische Kontrollbank AG	4.250%	3/1/28	11,295	11,199
[3,9]	Oesterreichische Kontrollbank AG	4.125%	1/18/29	4,740	4,691
[3]	Oriental Republic of Uruguay	4.375%	10/27/27	4,240	4,202
	Province of Alberta	1.000%	5/20/25	4,240	4,048
[3]	Province of British Columbia	6.500%	1/15/26	1,638	1,679
	Province of British Columbia	0.900%	7/20/26	16,415	15,061
	Province of British Columbia	4.800%	11/15/28	8,990	9,104
	Province of Manitoba	2.125%	6/22/26	4,091	3,863
	Province of Ontario	0.625%	1/21/26	23,616	21,899
	Province of Ontario	1.050%	4/14/26	15,000	13,916
	Province of Ontario	2.500%	4/27/26	13,210	12,616
	Province of Ontario	2.300%	6/15/26	11,150	10,577
	Province of Ontario	3.100%	5/19/27	20,380	19,479
	Province of Ontario	4.200%	1/18/29	8,100	7,998
	Province of Quebec	0.600%	7/23/25	17,685	16,695
	Province of Quebec	2.500%	4/20/26	18,440	17,619
	Province of Quebec	2.750%	4/12/27	8,420	7,978
	Province of Quebec	3.625%	4/13/28	10,465	10,106
[1]	Province of Quebec	4.500%	4/3/29	17,500	17,503
	Province of Saskatchewan	3.250%	6/8/27	7,085	6,789
	Republic of Chile	3.125%	1/21/26	4,888	4,714
[3]	Republic of Chile	2.750%	1/31/27	11,476	10,752
[3]	Republic of Chile	3.240%	2/6/28	10,960	10,264
[3]	Republic of Chile	4.850%	1/22/29	3,530	3,507
[3]	Republic of Indonesia	4.150%	9/20/27	6,650	6,468
	Republic of Indonesia	3.500%	1/11/28	9,025	8,564
[3]	Republic of Indonesia	4.550%	1/11/28	7,395	7,286
	Republic of Indonesia	4.100%	4/24/28	3,400	3,291

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Indonesia	4.750%	2/11/29	5,840	5,799
[3]	Republic of Indonesia	4.400%	3/10/29	2,900	2,833
	Republic of Italy	1.250%	2/17/26	16,527	15,321
	Republic of Korea	5.625%	11/3/25	1,909	1,926
	Republic of Panama	7.125%	1/29/26	5,741	5,851
	Republic of Panama	8.875%	9/30/27	5,715	6,169
[3]	Republic of Panama	3.875%	3/17/28	7,325	6,674
	Republic of Peru	7.350%	7/21/25	7,740	7,924
[3]	Republic of Peru	2.392%	1/23/26	7,340	6,946
	Republic of Peru	4.125%	8/25/27	7,460	7,220
	Republic of Poland	3.250%	4/6/26	10,975	10,645
[3]	Republic of Poland	5.500%	11/16/27	11,816	12,058
[3]	Republic of Poland	4.625%	3/18/29	9,800	9,719
	Republic of the Philippines	5.500%	3/30/26	4,181	4,228
	Republic of the Philippines	3.229%	3/29/27	4,360	4,146
	Republic of the Philippines	5.170%	10/13/27	7,850	7,898
	Republic of the Philippines	3.000%	2/1/28	5,525	5,146
	Republic of the Philippines	4.625%	7/17/28	3,300	3,268
	Republic of the Philippines	3.750%	1/14/29	13,100	12,433
	State of Israel	2.875%	3/16/26	5,714	5,428
	State of Israel	3.250%	1/17/28	7,300	6,797
	State of Israel	5.375%	3/12/29	11,700	11,726
[3]	Svensk Exportkredit AB	0.625%	5/14/25	18,005	17,112
[3]	Svensk Exportkredit AB	4.000%	7/15/25	8,400	8,281
	Svensk Exportkredit AB	0.500%	8/26/25	11,390	10,687
[3]	Svensk Exportkredit AB	4.625%	11/28/25	8,100	8,050
[3]	Svensk Exportkredit AB	4.375%	2/13/26	10,840	10,740
[3]	Svensk Exportkredit AB	4.875%	9/14/26	2,480	2,488
[3]	Svensk Exportkredit AB	2.250%	3/22/27	8,265	7,713
	Svensk Exportkredit AB	4.125%	6/14/28	5,190	5,106
[3]	Svensk Exportkredit AB	4.250%	2/1/29	2,300	2,282
[3]	United Mexican States	3.900%	4/27/25	5,378	5,290
	United Mexican States	4.125%	1/21/26	11,940	11,708
	United Mexican States	4.150%	3/28/27	21,684	21,142
	United Mexican States	3.750%	1/11/28	1,793	1,704
[3]	United Mexican States	5.400%	2/9/28	11,775	11,848
Total Sovereign Bonds (Cost $3,124,785)					3,016,726
Taxable Municipal Bonds (0.1%)
	California Earthquake Authority Revenue	5.603%	7/1/27	6,945	6,998
	California GO	2.650%	4/1/26	1,320	1,269
	Florida State Board of Administration Finance Corp. Revenue	1.258%	7/1/25	11,525	10,988
	Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/27	7,680	6,963
	Oregon GO	5.892%	6/1/27	6,000	6,096
	State Public School Building Authority PA Revenue	5.000%	9/15/27	2,100	2,104
	University of California Revenue	0.883%	5/15/25	2,000	1,912
	University of California Revenue	3.063%	7/1/25	2,677	2,617
	University of California Revenue	1.316%	5/15/27	4,890	4,431
	Utah GO	4.554%	7/1/24	2,075	2,068
	Wisconsin General Fund Annual Appropriation Revenue ETM	3.154%	5/1/27	2,200	2,110
Total Taxable Municipal Bonds (Cost $48,659)					47,556

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (1.2%)
Money Market Fund (1.2%)
[10]	Vanguard Market Liquidity Fund (Cost $683,119)	5.407%	6,832,420	683,105
Total Investments (100.3%) (Cost $59,148,734)				57,468,273
Other Assets and Liabilities—Net (-0.3%)				(169,344)
Net Assets (100%)				57,298,929
Cost is in $000.
1	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of March 31, 2024.
2	U.S. government-guaranteed.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, the aggregate value was $78,322,000, representing 0.1% of net assets.
6	Guaranteed by the Government of Canada.
7	Guaranteed by the Government of Japan.
8	Guaranteed by the Federal Republic of Germany.
9	Guaranteed by the Republic of Austria.
10	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

DAC—Designated Activity Company.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund  trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
The fund had no open credit default swap contracts at March 31, 2024.
C.   Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of March 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	38,529,418	—	38,529,418
Corporate Bonds	—	15,191,468	—	15,191,468
Sovereign Bonds	—	3,016,726	—	3,016,726
Taxable Municipal Bonds	—	47,556	—	47,556
Temporary Cash Investments	683,105	—	—	683,105
Total	683,105	56,785,168	—	57,468,273